[AAL LOGO APPEARS HERE]
                         Aid Association For Lutherans
                          A Fraternal Benefit Society



                                          AAL VARIABLE PRODUCT SERIES FUND, INC.

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 1999
                            [AAL LOGO APPEARS HERE]


                                                            AAL VARIABLE PRODUCT
                                                          MONEY MARKET PORTFOLIO

                                                            AAL VARIABLE PRODUCT
                                                                  BOND PORTFOLIO

                                                            AAL VARIABLE PRODUCT
                                                       HIGH YIELD BOND PORTFOLIO

                                                            AAL VARIABLE PRODUCT
                                                              BALANCED PORTFOLIO

                                                            AAL VARIABLE PRODUCT
                                                   LARGE COMPANY STOCK PORTFOLIO

                                                            AAL VARIABLE PRODUCT
                                                   INTERNATIONAL STOCK PORTFOLIO

                                                            AAL VARIABLE PRODUCT
                                                   SMALL COMPANY STOCK PORTFOLIO

                   YOUR LINK TO AID ASSOCIATION FOR LUTHERANS

                                  800-CALL AAL

                                 (800)225-5225
                             Calls May Be Recorded

  Greeting
  Hello and welcome to aid association for Lutherans. Please select from the following three options:

To speak with a Customer Service Representative.............................  PRESS 1
If you know the 4-digit extension number of the person you are calling......  PRESS 2
For daily unit values.......................................................  PRESS 3

                               Customer Service
                                Representative
                                    PRESS 1


                           Insurance or Fixed Annuity
                                    PRESS 1


                                Variable Annuity
                           & Variable Universal Life
                                   Products
                                    PRESS 2

                                 Mutual Funds &
                               Brokerage Services
                                    PRESS 3


                                   Fraternal
                                    PRESS 4

                              Member Credit Union
                                    PRESS 5



                                To Reach Someone
                                 in the Office
                                    PRESS 2



                              Enter the extension
                              number of the person
                                you are calling.


                               Daily Unit Values
                                    PRESS 3

                                Variable Annuity
                                  Unit Values
                                    PRESS 1


                            Variable Universal Life
                                  Unit Values
                                    PRESS 2


               Please be prepared to give your name, certificate
                 number and Social Security number. Thank you!

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT



Table of Contents

President's Letter.......................................... 2

Portfolio Perspectives
     AAL Variable Product Money Market Portfolio............ 4
     AAL Variable Product Bond Portfolio.................... 6
     AAL Variable Product High Yield Bond Portfolio......... 8
     AAL Variable Product Balanced Portfolio................10
     AAL Variable Product Large Company Stock Portfolio.....12
     AAL Variable Product International Stock Portfolio.....14
     AAL Variable Product Small Company Stock Portfolio.....16

Schedule of Investments

     AAL Variable Product Money Market Portfolio............18
     AAL Variable Product Bond Portfolio....................20
     AAL Variable Product High Yield Bond Portfolio.........25
     AAL Variable Product Balanced Portfolio................29
     AAL Variable Product Large Company Stock Portfolio.....46
     AAL Variable Product International Stock Portfolio.....55
     AAL Variable Product Small Company Stock Portfolio.....58

Statement of Assets and Liabilities.........................68

Statement of Operations.....................................70

Statement of Changes in Net Assets..........................72

Notes to Financial Statements...............................75

Financial Highlights
     AAL Variable Product Money Market Portfolio............78
     AAL Variable Product Bond Portfolio....................79
     AAL Variable Product High Yield Bond Portfolio.........79
     AAL Variable Product Balanced Portfolio................80
     AAL Variable Product Large Company Stock Portfolio.....81
     AAL Variable Product International Stock Portfolio.....82
     AAL Variable Product Small Company Stock Portfolio.....82

A Note on Forward-Looking Statements........................83

                                                            Table of Contents  1

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT



June 30, 1999



Dear Member:

We're pleased to provide you with this semi-annual report. It offers insightful performance, holdings and financial information for each Portfolio of the AAL Variable Product Series Fund, Inc., the underlying investment vehicle for the AAL Variable Annuity and AAL Variable Universal Life products. Take a few minutes to read and reflect on this information.

[PHOTO APPEARS HERE]

WALTER S. RUGLAND

For the past three years, people have become accustomed to and have received returns of more than 20 percent in many aspects of the stock market. While the financial markets remain relatively strong, past performance is no guarantee of future results.

Market volatility easily can create conditions with less desirable short-term effects, so it's important to maintain a diversified, long-term approach. Markets will fluctuate, but we feel positive about the long-term prospects for you and other members who have purchased the AAL Variable Annuity or AAL Variable Universal Life.


2  President's Letter

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT


Speaking of members, we're pleased to offer the AAL Variable Annuity and AAL Variable Universal Life in New Jersey. These recent approvals give us the opportunity to help more members meet more needs, multiplying the good we do.

AAL appreciates your continued loyalty. We look forward to continuing our relationship and we encourage you to take full advantage of the services and benefits we offer to Lutherans and their families. If you have questions about your variable annuity or variable universal life certificate, call your AAL representative or the AAL Variable Products Service Center at (800) 225-5225.

Best regards,

/s/  Walter S. Rugland
-----------------------------
Walter S. Rugland
President
AAL Variable Product Series Fund, Inc.
Executive Vice President and Chief Operating Officer
Aid Association for Lutherans






                                                                June 30, 1999  3

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT



Money Market Portfolio



How did the Portfolio perform so far in 1999?

The return on the Portfolio for the first half of 1999 was 2.31 percent. In general, money market returns were stable so far this year. The federal funds rate was cut to 4.75 percent in November 1998 and then remained stable until June 30 when it was increased to 5 percent. The federal funds rate is the most sensitive indicator for the direction of interest rates, because it is set daily by banks, which may lend federal funds to each other on an overnight basis.

How are individual commercial paper issuers selected for inclusion in the Portfolio?

All issuers in the Portfolio are of the highest quality and are monitored regularly to ensure safety of principal. An extensive financial analysis is conducted on each issuer before adding its securities to the Portfolio. Issuers are continually monitored thereafter. This analysis includes investigation and consideration of the issuer's profitability, leverage and liquidity ratios. Issuers deemed appropriate for the Portfolio are placed on an "approved list" from which investments can be made. The Portfolio will purchase securities only from issuers on the approved list.

What factors do you see affecting performance in the coming months?

Any action by the Federal Reserve Board to raise or lower interest rates can have an impact on the Portfolio. If the U.S. economy slows

[PHOTO APPEARS HERE]


Value of a $10,000 Investment
Initial Net Asset Value $10,000

[GRAPH APPEARS HERE]

                  Money      Salmon Brothers
                  Market     Short-Term Index*
----------------------------------
    6/14/95       10000      10000
----------------------------------
   12/31/95       10302      10295
----------------------------------
    6/30/96       10566      10543
----------------------------------
   12/31/96       10841      10805
----------------------------------
    6/30/97       11116      11063
----------------------------------
   12/31/97       11419      11328
----------------------------------
    6/30/98       11721      11602
----------------------------------
   12/31/98       12024      11848
----------------------------------
    6/30/99       12302      12105
----------------------------------

*An unmanaged index composed of 1-month Treasury bills.



                        Average Annual Total Returns/1/
                              As of June 30, 1999

                                                        From     Inception
                             Year-To-Date    1-Year   Inception     Date
                             ----------------------------------------------
Fund Portfolio/2/                2.31%       4.95%      5.25%      6/14/95
---------------------------------------------------------------------------
Variable Annuity
Subaccount/3/                    1.68%       3.67%      3.96%      6/15/95
---------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/           (4.73%)     (2.86%)     3.26%      6/15/95
---------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/                   (1.37%)      0.61%      1.05%      5/15/98

            Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Annuity Subaccount - Total returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.

/5/ Variable Universal Life Subaccount - Total returns reflect the deduction of a 0.75% mortality and expense risk charge, a $4 monthly administrative charge, and a 3% charge on all premiums paid during the reporting period. Actual total returns experienced by the certificate owner will be reduced by cost of insurance charges and other charges and expenses related to the certificate's insurance coverage. Surrender charges will be assessed if the certificate is surrendered or decreased within the first 10 years after issue or increase in coverage.




4  Money Market Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT


down, the Fed would likely consider lowering rates. Lower rates could lead to lower rates of return in the Portfolio. If the economy and inflation grow too rapidly, the Fed would likely consider raising rates. This could lead to higher returns in the Portfolio.

On June 30, the Federal Reserve increased the Federal Funds rate from 4.75 percent to 5 percent. This should cause the interest rate in the Portfolio to increase by approximately the same amount over time. The next Federal Reserve Board meeting is August 24 and rates are likely to be stable until then.


/s/  Alan D. Onstad
-------------------------
Alan D. Onstad
PORTFOLIO MANAGER


An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.






                               Sector Allocations

                            [PIE CHART APPEARS HERE]

                             % of Portfolio
                            6/30/99   12/31/98
Utilities.....................33%        34%
Consumer Non-Durables.........28%        26%
Finance.......................18%        19%
Consumer Durables............. 8%        10%
Materials & Services.......... 5%         3%
Energy........................ 4%         3%
Technology.................... 4%         5%
                      Total  100%       100%




                                 Credit Quality

                          Average Quality:  First Tier



                                    Maturity

                           Average Maturity: 16 Days



                              5  Largest Holdings

                                 Interest   Maturity  % of Portfolio
Security                           Rate*      Date        6/30/99
General Motors.....................5.000%   7/27/99        4.1%
Acceptance Corporation

American Express...................4.940%   7/20/99        4.0%
Credit Corporation

Household Finance Corporation......4.970%   7/26/99        4.0%

Shell Oil Company..................4.760%    7/8/99        3.9%

Wisconsin Electric.................4.830%    7/1/99        3.7%
Power Company

* The interest rate shown reflects the coupon rate, or, for the securities purchased at a discount, the discount rate at the date of purchase.


                                                                June 30, 1999  5

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Bond Portfolio



How did the Portfolio perform through June 30, 1999, and what factors affected performance?

The Bond Portfolio for the first six months of 1999 generated a total return of negative 1.89 percent. The negative return for the Portfolio, as well as for the bond market in general, was the result of increasing concern by bond investors that the Federal Reserve Board would raise interest rates. The action to raise interest rates on June 30 was a preemptive move to stem inflation resulting from the economy continuing to grow at too rapid a pace. This fear of higher rates resulted in the 10-year U.S. Treasury benchmark security yield increasing by
1.14 percent from the start of the year.

Value of a $10,000 Investment
Initial Net Asset Value $10,000

[GRAPH APPEARS HERE]

               Bond     Lehman Brothers
                        Aggregate Bond Index*
------------------------------
    6/14/95    10000    10000
------------------------------
   12/31/95    10580    10616
------------------------------
    6/30/96    10427    10486
------------------------------
   12/31/96    10909    10999
------------------------------
    6/30/97    11232    11341
------------------------------
   12/31/97    11930    12062
------------------------------
    6/30/98    12397    12537
------------------------------
   12/31/98    12955    13111
------------------------------
    6/30/99    12709    12929
------------------------------

*An unmanaged index that encompasses four major classes of fixed-income securities in the United States:U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgaged-backed securities and asset-backed securities.

[PHOTO APPEARS HERE]

Is the financial turmoil experienced in Asia, Russia and Brazil still affecting the U.S. bond market?

Concerns about Asia, Russia and Brazil, as a whole, are less pronounced now than they were six months ago. There are positive signs of economic recovery in the Asian economies, particularly in Japan and Southeast Asia in general. Economic conditions in foreign markets have been less of a contributing factor to the recent volatility in interest rates.



                        Average Annual Total Returns/1/
                              As of June 30, 1999

                                                        From      Inception
                            Year-To-Date    1-Year    Inception     Date
                            ------------------------------------------------
Fund Portfolio/2/.............(1.89%)        2.52%       6.10%     6/14/95
----------------------------------------------------------------------------
Variable Annuity
Subaccount/3..................(2.50%)        1.25%       4.84%     6/15/95
----------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/.........(8.64%)       (5.13%)      4.14%     6/15/95
----------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/.................(5.44%)       (1.78%)     (0.22%)    5/15/98

            Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Annuity Subaccount - Total returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.

/5/ Variable Universal Life Subaccount - Total returns reflect the deduction of a 0.75% mortality and expense risk charge, a $4 monthly administrative charge, and a 3% charge on all premiums paid during the reporting period. Actual total returns experienced by the certificate owner will be reduced by cost of insurance charges and other charges and expenses related to the certificate's insurance coverage. Surrender charges will be assessed if the certificate is surrendered or decreased within the first 10 years after issue or increase in coverage.


6  Bond Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

With the stock markets enjoying continued success, why should investors devote money to a bond portfolio?

The stock market has had several years of excellent performance, and this trend may continue. Investing in a bond portfolio, however, provides a way of diversifying investment risks. In addition, with the price-earnings ratio of the stock market near an all-time high, bond market exposure in an investment portfolio is wise, in case the stock market should experience a correction.


/s/ R. Jerry Scheel
---------------------------------
R. Jerry Scheel
PORTFOLIO MANAGER


                                   Asset Mix

                            [PIE CHART APPEARS HERE]



                                    % of Portfolio
                                  6/30/99   12/31/98
                                  -------   --------
U.S. Government Agency
Obligations.........................40%        37%
U.S. Government Obligations.........33%        37%
Corporate Obligations...............20%        19%
Short-Term Obligations...............3%         3%
Other Government Securities..........2%         2%
Asset-Backed Securities..............1%         1%
Utility Bonds........................1%         1%
                            ----------------------
                            Total  100%       100%



                                    Maturity

                          Average Maturity:  8.5 Years



                              5  Largest Holdings

                           Interest      Maturity     % of Portfolio
Security                     Rate          Date     6/30/99   12/31/98
----------------------------------------------------------------------
U.S. Treasury Bond..........7.875%        2/15/21     1.3%      1.29%
U.S. Treasury Notes.........5.875%        2/15/04     1.1%       NA
U.S. Treasury Notes.........7.250%        8/15/04     1.0%       NA
U.S. Treasury Notes.........6.125%        9/30/00     1.0%       NA
Ford Motor Credit...........8.875%         4/1/06     1.0%       NA
Corporation Notes



                                 Credit Quality

                             Average Quality:  AAA

                            [PIE CHART APPEARS HERE]

                        % of Portfolio
                      6/30/99   12/31/98
                      -------   --------
AAA.....................77%        79%
AA.......................6%         4%
A.......................11%        10%
BBB......................6%         7%
                ------------------------
                Total  100%       100%

                                                               June 30, 1999   7

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

High Yield Bond Portfolio


How did the high-yield bond market perform during the first half of the year, and what factors affected performance?

The first six months of 1999 were not kind to fixed-income investors. A healthy domestic economy and recovering international economies gave rise to fears of increasing inflationary pressures. As a result, interest rates rose steadily and reduced the value of all fixed-income investments. Within the high-yield market, bonds most closely linked to interest rates (the higher quality "BB" rated bonds) faired the poorest, while bonds having larger "equity" components (bonds rated "CCC") faired the best. So far in 1999, the high-yield bond market is continuing to recover from the crisis last fall. Liquidity is improving, but still is less than desirable. Liquidity refers to the time and cost in which a certain bond can be sold or bought.

The best performing sector, year-to-date, has been basic materials. This sector represents 11 percent of the Portfolio and consists of companies in the steel, paper and chemical industries. As the balance of 1999 unfolds, the recent increase in interest rates is expected to result in slower economic growth. In this environment, better quality high-yield bonds (those rated "BB") should perform well. This sector currently represents 25 percent of the Portfolio.

[PHOTO APPEARS HERE]


Value of a $10,000 Investment
Initial Net Asset Value $10,000

[GRAPH APPEARS HERE]

                     High Yield     Merrill Lynch High
                     Bond           Bond Index*

  3/2/98             10000          10000
12/31/98              9675          10273
 6/30/99              9628          10351

* An unmanaged index comprised of over 900 "cash-pay" high yield bonds representative of the high-yield market as a whole.


                        Average Annual Total Returns/1/
                              As of June 30, 1999

                                                        From      Inception
                            Year-To-Date    1-Year    Inception     Date
                            -----------------------------------------------
Fund Portfolio/2/..............(0.49%)      (5.79%)     (2.81%)     3/2/98
---------------------------------------------------------------------------
Variable Annuity
Subaccount/3/..................(1.10%)      (6.96%)     (4.03%)     3/3/98
---------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/..........(7.33%)     (12.82%)     (7.96%)     3/3/98
---------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/..................(4.08%)      (9.78%)     (8.19%)    5/15/98

            Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.40% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Annuity Subaccount - Total returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.

/5/ Variable Universal Life Subaccount - Total returns reflect the deduction of a 0.75% mortality and expense risk charge, a $4 monthly administrative charge, and a 3% charge on all premiums paid during the reporting period. Actual total returns experienced by the certificate owner will be reduced by cost of insurance charges and other charges and expenses related to the certificate's insurance coverage. Surrender charges will be assessed if the certificate is surrendered or decreased within the first 10 years after issue or increase in coverage.


8  High Yield Bond Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT


What is the main type of risk associated with this Portfolio?

The major risk of high-yield bond investing is default by an issuer. When a company encounters financial problems and no longer can pay the interest due on its debt or cannot repay debt when it is due, a "default" occurs. The effect on the company's bonds can be a gradual decline in price as the bad news slowly becomes public, or it can be quite dramatic on unexpected disappointing news. Bonds do not become worthless if a company enters bankruptcy, but their value may decline by 40 percent to 60 percent. Talking with management, research analysts and industry experts helps minimize this risk, as does taking a diversified approach to the market. With 100 positions in the Portfolio, the effect of one default will not devastate the performance of the entire Portfolio.

/s/ David G. Carroll
-------------------------------------
David G. Carroll
PORTFOLIO MANAGER


                                    Asset Mix

                            [PIE CHART APPEARS HERE]

                           % of Portfolio
                               6/30/99
                               -------
Long-Term Obligations..............99%

Short-Term Obligations..............1%
                           -----------
                           Total  100%


                                 Credit Quality

                              Average Quality:  B+



                  % of Portfolio
                      6/30/99
                      -------
BB......................26%

B.......................64%

CCC......................9%

D........................1%
                -----------
                Total  100%


                              5  Largest Holdings

                                                             % of        % of
                                     Interest   Maturity   Portfolio   Portfolio
Security                               Rate       Date      6/30/99    12/31/98
--------------------------------------------------------------------------------
Sweetheart Cup Company, Inc.........  9.625%    9/1/00        1.8%        1.6%

Statia Terminals International N.V.. 11.750%  11/15/03        1.7%        0.9%

Applied Extrusion
  Technologies, Inc................. 11.500%    4/1/02        1.6%        1.0%

The Pantry, Inc..................... 10.250%  10/15/07        1.6%        1.9%

Primus Telecommunications
  Group, Inc........................ 11.250%   1/15/09        1.6%        N/A

                                    Maturity

                          Average Maturity:  7.7 Years


                                                                June 30, 1999  9

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Balanced Portfolio

How did the U.S. stock and bond markets perform through June 30, 1999?

Concerns about a continued strong economy, along with a tightening labor market and fears of an increase in the rate of inflation, weighed heavily on fixed-income investments. Interest rates increased by more than 1.10 percent for intermediate maturity (five- to 10-year) bonds since the beginning of the year, resulting in a negative return for the Lehman Brothers Aggregate Bond Index. The U.S. stock market continued upward, propelled by particularly strong gains in Internet, technology, utility and financial company stocks.

[PHOTO APPEARS HERE]

Because the Balanced Portfolio contains stocks (indexed to the S&P 500(R)), bonds (indexed to the Lehman Brothers Aggregate Bond Index), and money market instruments, how is the asset allocation determined?

The asset allocation mix is established by forecasting the expected return of each asset class over short-term (one-year) and longer (five- to 10-year) time horizons, and considering the variability of these expected returns based on historical performance as well as future

[PHOTO APPEARS HERE]



                        Average Annual Total Returns/1/
                              As of June 30, 1999

                                                       From     Inception
                            Year-To-Date   1-Year   Inception     Date
                           ----------------------------------------------
Fund Portfolio/2/...............6.03%      13.80%     17.94%     6/14/95
-------------------------------------------------------------------------
Variable Annuity
Subaccount/3/...................5.37%      12.39%     16.46%     6/15/95
-------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/..........(1.27%)      5.31%     15.67%     6/15/95
-------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/...................2.24%       9.15%      9.90%     5/15/98
-------------------------------------------------------------------------

            Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.33% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Annuity Subaccount - Total returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.

/5/ Variable Universal Life Subaccount - Total returns reflect the deduction of a 0.75% mortality and expense risk charge, a $4 monthly administrative charge, and a 3% charge on all premiums paid during the reporting period. Actual total returns experienced by the certificate owner will be reduced by cost of insurance charges and other charges and expenses related to the certificate's insurance coverage. Surrender charges will be assessed if the certificate is surrendered or decreased within the first 10 years after issue or increase in coverage.


Value of a $10,000 Investment
Initial Net Asset Value $10,000

[GRAPH APPEARS HERE]

             Balanced    S&P 500     Lehman Brothers
                         Index*      Aggregate Bond**
 6/14/95       10000      10000       10000
12/31/95       11146      11630       10616
 6/30/96       11695      12803       10486
12/31/96       12667      14298       10999
 6/30/97       14225      17244       11341
12/31/97       15416      19067       12062
 6/30/98       17131      22443       12537
12/31/98       18387      24515       13111
 6/30/99       19495      27550       12929

* An unmanaged index comprised of 500 common stocks representative of the stock market as a whole. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

**An unmanaged index that encompasses four major classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.


10  Balanced Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

expectations. The objective is to have a larger weighting in those asset classes that will provide the highest potential returns during specified time horizons. The goal is to maintain a well-balanced asset mix, (generally, 55 percent stocks, 35 percent bonds and 10 percent money market instruments) so that if return forecasts are inaccurate, the Portfolio will be cushioned against the risk of being too heavily invested in any single asset class.

Have you adjusted this mix during the course of this year, and how is the Portfolio currently positioned?

During the first six months, the Portfolio remained fairly neutral in its asset allocation. Recently, the decision was made to overweight both stocks and bonds because it is believed that S&P 500 earnings growth will rebound during 1999 compared to 1998 and we don't expect interest-rate levels to increase dramatically during the remainder of the year. If interest rates stabilize or begin to decline, this change may have a positive impact on the returns for stocks and bonds for the balance of 1999.


/s/ Reginald L. Pfeifer
----------------------------------
Reginald L. Pfeifer
PORTFOLIO MANAGER


                                   Asset Mix
                                   ---------

                            [PIE CHART APPEARS HERE]

                                 % of Portfolio
                               6/30/99   12/31/98
                               -------   --------
Common Stocks....................56%        55%
Long-Term Obligations............36%        35%
Short-Term Obligations............8%        10%
                         ----------------------
                         Total  100%       100%


                 5  Largest Bond Holdings
                 ------------------------

                        Interest   Maturity    % of Portfolio
Security                  Rate       Date    6/30/99   12/31/98
---------------------------------------------------------------
U.S. Treasury Notes......5.500%    12/31/00   0.37%      0.28%
U.S. Treasury Bonds......8.875%     2/15/19   0.36%      0.27%
U.S. Treasury Notes......5.875%     2/15/04   0.35%      0.29%
U.S. Treasury Notes......7.750%     2/15/01   0.33%       NA
U.S. Treasury Notes......5.250%     1/31/01   0.33%      0.42%


       5 Largest Common Stock Holdings
       -------------------------------

                               % of Portfolio
Security                     6/30/99   12/31/98
-----------------------------------------------
Microsoft Corporation..........2.3%       1.9%
General Electric Company.......1.9%       1.9%
International Business
Machines Corporation...........1.2%       1.0%
Wal-Mart Stores, Inc...........1.1%       1.0%
Cisco Systems, Inc.............1.0%       0.8%

                                                               June 30, 1999  11

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Large Company Stock Portfolio


How did large-cap stocks perform during the first half of the year, and what factors affected their performance?

Large-cap stocks were reasonably strong in the first half of 1999. Investors have been optimistic toward a recovery in many foreign economies, such as the Far East, and less fearful of major economic slowdowns in other economies, such as South America. The resilience of the U.S. economy was also a factor as gross domestic product growth was strong. This occurred as a result of the confident and aggressive spending habits of American consumers coupled with better business in parts of the manufacturing sector. Manufacturing stocks and many cyclical groups such as paper, steel and chemical stocks did well in this economic environment.

[PHOTO APPEARS HERE]

What are the two main types of risk to which this Portfolio is subject?

The two primary types of risk are: normal price-volatility risk and unexpected event-driven risk. Normal price volatility refers to the fact that stock prices and the index that measures prices, such as the S&P 500, move up and down over time as investors and the financial system invests money in, or withdraw funds from, investment markets. This drives the price of stocks up or down, which results in Portfolio fluctuations.



Value of a $10,000 Investment
Initial Net Asset Value $10,000

[GRAPH APPEARS HERE]


                        Large Co        S&P 500*
       6/14/95          10000           10000
      12/31/95          11639           11630
       6/30/96          12793           12803
      12/31/96          14254           14298
       6/30/97          17150           17244
      12/31/97          18900           19067
       6/30/98          22182           22443
      12/31/98          24259           24515
       6/30/99          27189           27550


* An unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in the index.





                        Average Annual Total Returns/1/
                              As of June 30, 1999

                                                      From     Inception
                           Year-To-Date   1-Year   Inception     Date
                           ---------------------------------------------
Fund Portfolio/2/                 12.08%   22.57%      28.04%    6/14/95
------------------------------------------------------------------------
Variable Annuity
Subaccount/3/                     11.38%   21.05%      26.38%    6/15/95
------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/              4.37%   13.42%      25.53%    6/15/95
------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/                      8.10%   17.65%      17.93%    5/15/98

            Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.33% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Annuity Subaccount - Total returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.

/5/ Variable Universal Life Subaccount - Total returns reflect the deduction of a 0.75% mortality and expense risk charge, a $4 monthly administrative charge, and a 3% charge on all premiums paid during the reporting period. Actual total returns experienced by the certificate owner will be reduced by cost of insurance charges and other charges and expenses related to the certificate's insurance coverage. Surrender charges will be assessed if the certificate is surrendered or decreased within the first 10 years after issue or increase in coverage.


12  Large Company Stock Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Unexpected event-driven risk refers to new or unexpected information that affects the stocks of individual companies. Theoretically, all known information is incorporated into a stock's price. As information that was not previously known becomes available, a company's stock price reacts to it. This can have a major effect on a portfolio's performance, particularly in one that is not well-diversified.

Did a specific sector perform particularly well during the first half of the year?

The most exciting sector in the first half of 1999 was the basic industries sector. Major upward price spikes were seen in aluminum, chemical and paper companies. Signs of some commodity price recoveries and the outlook for strong foreign and domestic economies contributed to this move. Oil investors also were excited because, as the Organization of Petroleum Exporting Countries (OPEC) found a way to agree on oil production cuts and the price of crude oil took a major leap upward. Natural gas stocks came alive as the price of this commodity showed remarkable strength.

/s/ David J. Schnarsky
-------------------------------------
David J. Schnarsky
PORTFOLIO MANAGER

             Sector Allocations

         [PIE CHART APPEARS HERE]

                            % of Portfolio
                          6/30/99   12/31/98
                          -------   --------
Consumer Non-Durables...... 30%        33%
Utilities.................. 19%        14%
Finance.................... 16%        15%
Technology................. 13%        17%
Materials & Services.......  7%         6%
Energy.....................  6%         6%
Capital Goods..............  5%         5%
Consumer Durables..........  2%         2%
Transportation.............  1%         1%
Short-Term Obligations.....  1%         1%
                    ----------------------
                    Total  100%       100%

               5 Largest Holdings
               ------------------
                              % of Portfolio
Security                    6/30/99   12/31/98
-----------------------------------------------
Microsoft Corporation....... 4.0%       3.5%
General Electric Company.... 3.3%       3.4%
International Business
Machines Corporation........ 2.1%       0.9%
Wal-Mart Stores, Inc. ...... 1.9%       1.8%
Cisco Systems, Inc. ........ 1.8%       1.5%


                                                               June 30, 1999  13

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

International Stock Portfolio

How did the international markets perform during the first half of the year?

For the first half of 1999, international markets produced mixed results. Japan is up 20 percent while Europe, for the most part, is flat or down. Japan initially benefited from investor perception that corporations are finally shifting to management practices that address shareholder concerns. Regarding large-cap international stocks, a growth environment is unfolding better than expected. Europe, on the other hand, suffered when growth took a downturn, particularly in Germany. The new euro currency steadily weakened since its introduction in January as interest-rate expectations, in relation to the U.S. dollar, shifted in favor of a stronger dollar.

[PHOTO APPEARS HERE]

[PHOTO APPEARS HERE]

How did the Portfolio perform during the first half of 1999?

The Portfolio advanced 6.7 percent for the first half of 1999. The strength of our stock selection appears to have outweighed our country allocation. In Japan and Italy, we managed to outperform the local market by being in the


                        Average Annual Total Returns/1/
                              As of June 30, 1999

                                                        From     Inception
                            Year-To-Date    1-Year   Inception     Date
                            ----------------------------------------------
Fund Portfolio/2/...............6.70%        7.59%     13.13%       3/2/98
--------------------------------------------------------------------------
Variable Annuity
Subaccount/3/...................6.04%        6.25%     11.75%       3/3/98
--------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/..........(0.64%)      (0.44%)     7.17%       3/3/98
--------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/...................2.89%        3.16%      4.25%      5/15/98

            Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.80% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Annuity Subaccount - Total returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.

/5/ Variable Universal Life Subaccount - Total returns reflect the deduction of a 0.75% mortality and expense risk charge, a $4 monthly administrative charge, and a 3% charge on all premiums paid during the reporting period. Actual total returns experienced by the certificate owner will be reduced by cost of insurance charges and other charges and expenses related to the certificate's insurance coverage. Surrender charges will be assessed if the certificate is surrendered or decreased within the first 10 years after issue or increase in coverage.


Value of a $10,000 Investment
Initial Net Asset Value $10,000

[GRAPH APPEARS HERE]


               International       MSCI EAFE
                                   Index*
  3/2/98       10,000              10,000
12/31/98       11,041              10,746
 6/30/99       11,781              11,208

* The Morgan Stanley Capital International Europe, Australasia, Far East Index is a stock index designed to measure the investment returns of the developed countries outside of North America. The index currently includes stocks from 21 countries.


14  International Stock Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

right stocks. Additionally, being underweighted in Germany and Switzerland proved to be positive.

What impact did the introduction of the euro have on the Portfolio?

The introduction of the euro was an historic event that will likely change the way business is conducted in Europe. Equity markets in Europe, however, have responded more to fundamental economic events rather than simply the new currency. Weak economic growth has led to revised corporate-earning expectations and equity markets have adjusted accordingly. Reflecting expectations, the euro has weakened since its inception.


/s/ Kathleen M. Harris
------------------------------
Kathleen M. Harris
PORTFOLIO MANAGER


/s/ L. Sean Roche
-------------------------------
L. Sean Roche
PORTFOLIO MANAGER


                               Region Allocation

                           [PIE CHART APPEARS HERE]


                          % of Net Assets
                              6/30/99
                              -------
Continental Europe................38%
Japan.............................22%
United Kingdom....................20%
North America.....................11%
Emerging Markets...................5%
Pacific Basin (excluding Japan)....4%
                          -----------
                          Total  100%


International investing involves additional risks including currency fluctuations, economic and political instability, and accounting standards.

                                   Asset Mix

                           [PIE CHART APPEARS HERE]

                          % of Portfolio
                              6/30/99
                              -------
Common Stocks.....................95%

Short-Term Obligations.............5%
                          -----------
                          Total  100%


                              5  Largest Holdings



                                                            % of         % of
                                                          Portfolio    Portfolio
Security                    Country          Industry      6/30/99     12/31/98
--------------------------------------------------------------------------------
Vodafone Group plc..........United Kingdom    Telephone      4.0%         2.8%

NTT Mobile Communication
  Network, Inc..............Japan             Telephone      3.5%         3.2%

Royal PTT Nederland.........Netherlands       Telephone      3.5%         2.9%

Telecom Italia SpA..........Italy             Telephone      3.4%         3.0%

British Aerospace plc.......United Kingdom    Manufacturing  3.2%         3.3%


                                                               June 30, 1999  15

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Small Company Stock Portfolio

How did small-cap stocks perform the first half of 1999?

After a slow start, small-cap stocks rebounded as the world economies began to recover and the U.S. economy remained strong.

The S&P SmallCap 600 was down 9 percent for the first three months of 1999. However, a complete reversal took place in the second quarter as small-caps were up more than 15 percent, helping the S&P SmallCap 600 finish up more than 5 percent for the first half of the year.


Value of a $10,000 Investment

[GRAPH APPEARS HERE]

                 Small          S&P 600*
                 Company
 6/14/95         10,000         10,000
12/31/95         11,070         11,510
 6/30/96         12,047         12,801
12/31/96         13,084         13,962
 6/30/97         14,779         15,576
12/31/97         16,403         17,533
 6/30/98         17,628         18,603
12/31/98         16,425         17,301
 6/30/99         17,250         18,171


* An unmanaged index comprised of 600 stocks designed to represent performance of the small-cap segment of the U.S. equity markets. "S&P 600" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


What are the major benefits and risks that small-cap stocks provide investors?

Small-cap stocks offer people the ability to invest in companies that are developing new technologies, products and markets. As the companies succeed in these new areas, the return to investors is potentially large. While these companies offer higher potential returns, they also have higher risks. Small companies usually compete against larger companies with established market shares and greater financial resources. Many



                        Average Annual Total Returns/1/
                              As of June 30, 1999

                                                        From      Inception
                            Year-To-Date    1-Year    Inception     Date
                            -----------------------------------------------
Fund Portfolio/2/...............5.02%       (2.14%)     14.42%     6/14/95
---------------------------------------------------------------------------
Variable Annuity
Subaccount/3/...................4.37%       (3.36%)     12.90%     6/15/95
---------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/..........(2.20%)      (9.45%)     12.14%     6/15/95
---------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/...................1.28%       (6.19%)     (7.85%)    5/15/98

            Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Annuity Subaccount - Total returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.

/5/ Variable Universal Life Subaccount - Total returns reflect the deduction of a 0.75% mortality and expense risk charge, a $4 monthly administrative charge, and a 3% charge on all premiums paid during the reporting period. Actual total returns experienced by the certificate owner will be reduced by cost of insurance charges and other charges and expenses related to the certificate's insurance coverage. Surrender charges will be assessed if the certificate is surrendered or decreased within the first 10 years after issue or increase in coverage.




16  Small Company Stock Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT


smaller companies rely on capital from the equity- or fixed-income markets to continue growing their businesses.

The higher potential returns and risks of small-cap stocks offer investors a good diversification vehicle to include in their portfolios.

Given that large-cap stocks have outperformed small-cap stocks during the past few years, why should investors allocate some of their money to the Small Company Stock Portfolio?

While large-cap stocks have outperformed small-cap stocks during the past few years and early in 1999, small-caps have recently reversed this trend.

Historically, small-cap stocks have performed well in an accelerating economic and profit cycle. As growth around the world has shown recent signs of strength, and the U.S. market remains strong, we may be entering an accelerating economic and profit cycle. If this trend continues, small-caps should continue their recent outperformance. However, past performance is no guarantee of future results.

/s/ Brian J.  Flanagan
----------------------------
Brian J.  Flanagan
PORTFOLIO MANAGER


                               Sector Allocations

                           [PIE CHART APPEARS HERE]

                               % of Portfolio
                             6/30/99   12/31/98
                             -------   --------
Consumer Non-Durables..........28%        27%
Materials & Services...........19%        19%
Finance........................17%        15%
Technology.....................11%        16%
Capital Goods...................6%         6%
Consumer Durables...............6%         5%
Utilities.......................5%         5%
Energy..........................3%         3%
Transportation..................3%         3%
Short-Term Obligations..........2%         1%
                       ----------------------
                       Total  100%       100%


                               5 Largest Holdings

                             % of Portfolio   % of Portfolio
Security                         6/30/99         12/31/98
------------------------------------------------------------
Novellus Systems, Inc...............0.7%............0.5%

FirstMerit Corporation..............0.7%............0.6%

American Bankers
Insurance Group, Inc................0.7%............0.6%

Express Scripts, Inc................0.6%............0.6%

Legg Mason, Inc.....................0.6%............0.5%

                                                               June 30, 1999  17

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT


AAL Variable Product Money Market Portfolio
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)


Investment Objective

The portfolio strives for maximum current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in high-quality, short-term money market instruments.


Principal              Commercial                    Interest      Maturity     Market
Amount                 Paper (99.1%)                  Rate(a)      Date         Value
==========================================================================================
$1,387,000             Alabama Power
                       Company..................       4.850%       7/6/99      $1,386,066
 1,613,000             American Express
                       Credit Corporation.......       4.940       7/20/99       1,608,352
 1,488,000             AT&T Corporation.........       5.180        7/9/99       1,486,287
   718,000             Bell Atlantic
                       Network Funding..........       4.840       7/15/99         716,649
   489,000             Bell Atlantic
                       Network Funding..........       4.950        7/7/99         488,597
   288,000             Bell South
                       Telecommunications.......       4.820       7/16/99         287,422
   690,000             Bell South
                       Telecommunications.......       5.180       7/12/99         688,908
 1,455,000             Coca Cola Company........       4.840       7/30/99       1,449,327
 1,400,000             Colgate-Palmolive
                       Company..................       5.030       7/28/99       1,394,718
   638,000             Consolidated Natural
                       Gas Company..............       4.930       7/15/99         636,777
   962,000             Consolidated Natural
                       Gas Company..............       5.040        8/2/99         957,690
 1,500,000             Countrywide Home
                       Loans, Inc...............       4.930       7/13/99       1,497,540
 1,400,000             Duke Energy
                       Corporation..............       4.930       7/23/99       1,395,782
   931,000             E.I. DuPont de Nemours
                       & Company................       4.870       7/20/99         928,607
   227,000             Ford Motor Credit
                       Corporation..............       4.880       7/16/99         226,538
 1,300,000             Gannett Company..........       4.850       7/19/99       1,296,848
 1,002,000             General Electric Capital
                       Corporation..............       4.880       7/14/99       1,000,234
   455,000             General Electric Capital
                       Corporation..............       4.820       7/16/99         454,086
 1,215,000             General Mills, Inc.......       4.920       7/16/99       1,212,509
 1,664,000             General Motors Acceptance
                       Corporation..............       5.000       7/27/99       1,657,991
 1,043,000             H.J. Heinz Company, Inc..       5.080       8/13/99       1,036,671
 1,000,000             Hershey Foods
                       Corporation..............       5.070        7/7/99         999,155
 1,600,000             Household Finance
                       Corporation..............       4.970       7/26/99       1,594,478
   637,000             International Lease
                       Finance Corporation......       4.780        7/6/99         636,577
   364,000             International Lease
                       Finance Corporation......       5.050       7/28/99         362,621
 1,240,000             Lucent Technologies, Inc.       4.810       7/21/99       1,236,687
 1,200,000             McGraw-Hill
                       Companies, Inc...........       4.900        7/2/99       1,199,837
 1,500,000             Motorola, Inc............       4.780       7/29/99       1,494,423
 1,500,000             New Jersey Natural
                       Gas Company..............       5.350        7/2/99       1,499,777
   140,000             Schering-Plough
                       Corporation..............       4.770       7/21/99         139,629
   952,000             Schering-Plough
                       Corporation..............       4.780        7/7/99         951,240
 1,561,000             Shell Oil Company........       4.760        7/8/99       1,559,555
 1,070,000             Southern California
                       Edison Company...........       4.850       7/12/99       1,068,414
   305,000             Toyota Motor Credit
                       Corporation..............       4.940       7/20/99         304,205
 1,227,000             Toyota Motor Credit
                       Corporation..............       5.020       7/21/99       1,223,578


            The accompanying notes to the financial statements are
                      an integral part of this schedule.


18  Money Market Portfolio Schedule of Investments (Unaudited)

           SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal      Commercial                      Interest  Maturity     Market
Amount         Paper (99.1%)                   Rate(a)   Date         Value
================================================================================
$1,409,000     Warner-Lambert
               Company.........................4.770%     7/9/99      $1,407,506
 1,500,000     Wisconsin Electric
               Power Company...................4.830      7/1/99       1,500,000
 1,213,000     Xerox Credit
               Corporation.....................5.250     7/12/99       1,211,055
               -----------------------------------------------------------------
               Total Commercial Paper (99.1%)
               (amortized cost $40,196,336)...........................40,196,336
               =================================================================
               -----------------------------------------------------------------
               Other Assets,
               less Liabilities (0.9%)...................................373,596
               =================================================================
               -----------------------------------------------------------------
               Net Assets (100.0%)...................................$40,569,932
               =================================================================

(a) The interest rate shown reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  19

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

AAL Variable Product Bond Portfolio

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

Investment Objective

The portfolio strives for investment results similar to the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debts securities included in the index.


Principal    Long-Term Fixed Income      Interest   Maturity    Market
Amount       Securities (96.3%)          Rate       Date        Value
========================================================================
U.S. Government Obligations (32.5%)
-----------------------------------
   $350,000  U.S. Treasury Notes........  5.875%     6/30/00    $351,859
    250,000  U.S. Treasury Notes........  6.125      7/31/00     251,875
    300,000  U.S. Treasury Notes........  6.250      8/31/00     302,719
    525,000  U.S. Treasury Notes........  6.125      9/30/00     529,101
    350,000  U.S. Treasury Notes........  5.750     10/31/00     351,312
    375,000  U.S. Treasury Notes........  8.500     11/15/00     389,882
    450,000  U.S. Treasury Notes........  5.500     12/31/00     450,140
    425,000  U.S. Treasury Notes........  5.250      1/31/01     423,539
    365,000  U.S. Treasury Notes........  7.750      2/15/01     377,547
    200,000  U.S. Treasury Notes........  6.375      3/31/01     202,812
    385,000  U.S. Treasury Notes........  8.000      5/15/01     401,603
    390,000  U.S. Treasury Notes........  5.625      6/30/01     397,921
    300,000  U.S. Treasury Notes........  7.875      8/15/01     313,687
    450,000  U.S. Treasury Notes........  5.875     11/30/01     452,672
    175,000  U.S. Treasury Notes........  6.500      5/31/02     178,938
    350,000  U.S. Treasury Notes........  6.000      7/31/02     353,500
    300,000  U.S. Treasury Notes........  6.250      8/31/02     304,781
    250,000  U.S. Treasury Notes........  5.750     10/31/02     250,547
    175,000  U.S. Treasury Notes........  5.250      1/31/03     173,797
    250,000  U.S. Treasury Notes........  6.250      2/15/03     254,219
    300,000  U.S. Treasury Notes........  5.500      5/31/03     297,563
    450,000  U.S. Treasury Notes........  5.750      8/15/03     450,000
    200,000  U.S. Treasury Notes........ 11.875     11/15/03     245,875
    550,000  U.S. Treasury Notes........  5.875      2/15/04     552,922
    390,000  U.S. Treasury Notes........  7.250      5/15/04     413,765
    500,000  U.S. Treasury Notes........  7.250      8/15/04     531,094
    160,000  U.S. Treasury Notes........  7.500      2/15/05     172,300
    280,000  U.S. Treasury Notes........  7.000      7/15/06     296,625
    250,000  U.S. Treasury Notes........  6.500     10/15/06     257,969
    200,000  U.S. Treasury Notes........  6.250      2/15/07     203,750
    250,000  U.S. Treasury Notes........  6.125      8/15/07     252,734
    300,000  U.S. Treasury Notes........  4.750     11/15/08     275,344
    250,000  U.S. Treasury Bonds........ 10.375     11/15/12     318,203
    250,000  U.S. Treasury Bonds........  9.875     11/15/15     340,469
    250,000  U.S. Treasury Bonds........  7.250      5/15/16     274,375
    275,000  U.S. Treasury Bonds........  7.500     11/15/16     309,117
    350,000  U.S. Treasury Bonds........  8.750      5/15/17     440,453
    375,000  U.S. Treasury Bonds........  8.125      8/15/19     451,875
    350,000  U.S. Treasury Bonds........  8.250      2/15/20     437,719
    575,000  U.S. Treasury Bonds........  7.875      2/15/21     681,016
    280,000  U.S. Treasury Bonds........  8.125      5/15/21     340,025
    100,000  U.S. Treasury Bonds........  8.125      8/15/21     121,656
    290,000  U.S. Treasury Bonds........  7.625     11/15/22     337,306
    250,000  U.S. Treasury Bonds........  7.125      2/15/23     276,172
    250,000  U.S. Treasury Bonds........  6.250      8/15/23     250,234
    260,000  U.S. Treasury Bonds........  7.500     11/15/24     300,950
    250,000  U.S. Treasury Bonds........  6.875      8/15/25     269,921
    300,000  U.S. Treasury Bonds........  6.750      8/15/26     320,063
    300,000  U.S. Treasury Bonds........  6.625      2/15/27     315,844
    200,000  U.S. Treasury Bonds........  6.375      8/15/27     204,312
             -----------------------------------------------------------
             Total U.S. Government
             Obligations......................................16,652,102
             ===========================================================

The accompanying notes to the financial statements are an integral part of this schedule.

20  Bond Portfolio Schedule of Investments (Unaudited)

                   SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999




Principal            Long-Term Fixed Income                  Interest        Maturity          Market
Amount               Securities (96.3%)                      Rate            Date              Value
========================================================================================================
U.S. Government Agency Obligations (40.0%)
------------------------------------------
$250,000             Federal Home Loan
                     Bank Debentures.....................      5.625%         3/19/01           $249,256
 495,000             Federal Home Loan
                     Bank Debentures.....................      5.440         10/15/03            481,327
 250,000             Federal Home Loan
                     Bank Debentures.....................      6.500         11/29/05            252,889
 300,000             Federal Home Loan
                     Mortgage Corporation................      5.750          4/30/01            299,588
 475,000             Federal Home Loan
                     Mortgage Corporation
                     Gold 7-Yr. Balloon..................      5.125         10/15/00            430,983
 255,000             Federal Home Loan
                     Mortgage Corporation
                     Gold 7-Yr. Balloon..................      6.520           1/2/02            258,496
  54,996             Federal Home Loan
                     Mortgage Corporation
                     Gold 7-Yr. Balloon..................      7.000           7/1/02             55,616
  98,956             Federal Home Loan
                     Mortgage Corporation
                     15-Yr. Pass Through.................      7.000           1/1/11             99,492
 210,285             Federal Home Loan
                     Mortgage Corporation
                     Gold 15-Yr. Pass Through............      6.500           1/1/13            207,696
 177,126             Federal Home Loan
                     Mortgage Corporation
                     Gold 15-Yr. Pass Through............      7.500          8/15/13            180,162
 233,998             Federal Home Loan
                     Mortgage Corporation
                     Gold 15-Yr. Pass Through............      6.000           9/1/13            226,286
 229,652             Federal Home Loan
                     Mortgage Corporation
                     Gold 15-Yr. Pass Through............      6.500          1/15/14            226,878
 494,336             Federal Home Loan
                     Mortgage Corporation
                     Gold 15-Yr. Pass Through............      5.500           3/1/14            468,383
 144,990             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      6.500           4/1/24            141,146
 211,394             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      7.000           5/1/24            209,850
  93,324             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      7.500           8/1/25             94,542
 188,163             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      8.500          11/1/25            196,661
  80,441             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      8.000           1/1/26             82,665
 136,896             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      7.000           6/1/26            135,779
 173,973             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      7.000           4/1/27            172,534
 157,769             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      7.500           7/1/27            159,809
 140,385             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      7.500          10/1/27            142,165
   9,185             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      9.000          3/15/28              9,753
 200,255             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      7.000           5/1/28            198,539
 248,413             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      6.500           7/1/28            240,508
 244,851             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      6.000           8/1/28            230,870
 248,022             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      6.500          10/1/28            240,129
 245,797             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      6.500          12/1/28            237,976
 248,168             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      6.500          1/15/29            240,271
 446,280             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      7.000          2/15/29            442,589
 498,770             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      6.000           3/1/29            470,045
 498,334             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      6.000           3/1/29            469,635
 500,000             Federal Home Loan
                     Mortgage Corporation
                     Gold 30-Yr. Pass Through............      7.000          6/16/29            495,156
 250,000             Federal National
                     Mortgage Association
                     Notes...............................      4.720         12/11/00            246,394
 250,000             Federal National
                     Mortgage Association
                     Notes...............................      6.450          4/23/01            252,437


            The accompanying notes to the financial statements are
                      an integral part of this schedule.

                                                               June 30, 1999  21

                SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999




Principal            Long-Term Fixed Income                  Interest        Maturity          Market
Amount               Securities (96.3%)                      Rate            Date              Value
========================================================================================================
U.S. Government Agency Obligations--continued
---------------------------------------------
$450,000             Federal National
                     Mortgage Association
                     Notes...............................      7.500%         2/11/02           $466,752
 500,000             Federal National
                     Mortgage Association
                     Notes...............................      6.000          5/15/08            483,505
 165,685             Federal National
                     Mortgage Association
                     7-Yr. Balloon.......................      6.500          10/1/03            166,063
 161,455             Federal National
                     Mortgage Association
                     15-Yr. Pass Through.................      6.000           4/1/11            156,324
 129,128             Federal National
                     Mortgage Association
                     15-Yr. Pass Through.................      7.500           7/1/11            131,252
 125,850             Federal National
                     Mortgage Association
                     15-Yr. Pass Through.................      8.000           7/1/12            129,716
  62,634             Federal National
                     Mortgage Association
                     15-Yr. Pass Through.................      7.000           9/1/12             62,923
 218,991             Federal National
                     Mortgage Association
                     15-Yr. Pass Through.................      6.500          12/1/12            216,076
 224,139             Federal National
                     Mortgage Association
                     15-Yr. Pass Through.................      6.500           6/1/13            221,118
 495,504             Federal National
                     Mortgage Association
                     15-Yr. Pass Through.................      6.000          12/1/13            478,711
  93,051             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................     10.500           8/1/20            101,564
 163,762             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      8.000          12/1/24            168,719
  47,522             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      9.000           2/1/25             50,492
  68,176             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      8.500          12/1/25             71,210
 137,298             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.500           1/1/26            139,067
 144,748             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000           2/1/26            143,475
 185,155             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.500           5/1/26            179,828
 108,690             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      8.000           9/1/26            111,612
 101,335             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.500           2/1/27            102,599
 149,885             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000           3/1/27            148,568
 230,381             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.500           8/1/27            223,112
 166,248             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.500          11/1/27            168,272
 213,873             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      9.000          11/1/27            227,242
 166,528             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000           1/1/28            165,037
 238,493             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.000           5/1/28            224,572
 245,511             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.500           9/1/28            237,632
 239,257             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.500           9/1/28            231,579
 500,000             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      5.960          9/11/28            452,930
 248,708             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000          10/1/28            246,333
 190,635             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000          12/1/28            188,814
 206,990             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000          1/15/29            205,247
 241,815             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.500           2/1/29            234,055
 498,363             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.000           3/1/29            469,273
 500,000             Federal National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.500           7/1/29            483,614


            The accompanying notes to the financial statements are
                      an integral part of this schedule.


22   Bond Portfolio Schedule of Investments (Unaudited)

                   SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999




Principal            Long-Term Fixed Income                  Interest        Maturity          Market
Amount               Securities (96.3%)                      Rate            Date              Value
========================================================================================================
U.S. Government Agency Obligations--continued
---------------------------------------------
$151,821             Government National
                     Mortgage Association
                     15-Yr. Pass Through.................      6.500%         6/15/09           $151,355
 248,459             Government National
                     Mortgage Association
                     15-Yr. Pass Through.................      7.000          1/15/14            250,531
 137,963             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.500          3/15/23            139,798
 153,861             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000          1/15/24            152,278
 102,579             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      9.000          9/15/24            108,988
  91,074             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      8.000          6/15/25             93,663
 207,026             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.000          5/15/26            195,035
 119,278             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      8.000          9/15/26            122,651
 164,822             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      8.000         10/15/26            169,482
  96,063             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      8.500         12/15/26            100,664
 134,363             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.500          3/15/27            135,964
 179,433             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.500         10/15/27            181,572
 220,464             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000         11/15/27            217,933
 225,813             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000          1/15/28            223,194
 239,665             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.500          7/15/28            231,125
 239,551             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000          8/15/28            236,771
 249,977             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.500         12/15/28            241,070
 498,679             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      7.000          3/15/29            492,954
 499,117             Government National
                     Mortgage Association
                     30-Yr. Pass Through.................      6.500          3/15/29            481,134
 250,000             Private Export
                     Funding Corporation.................      6.240          5/15/02            251,706
 250,000             Tennessee Valley
                     Authority...........................      6.000          11/1/00            250,887
                     -----------------------------------------------------------------------------------
                     Total U.S. Government
                     Agency Obligations.....................................................  20,462,546
                     ===================================================================================

Asset-Backed Securities (0.5%)
------------------------------
 250,000             NationsBank Credit
                     Card Trust Certificate..............      6.000         12/15/05            246,410
                     -----------------------------------------------------------------------------------
                     Total Asset-Backed Securities..........................................     246,410
                     ===================================================================================

Corporate Obligations (20.5%)
-----------------------------
 300,000             ABN-AMRO Bank
                     Notes...............................      8.250           8/1/09            313,487
 225,000             Abbott Laboratories
                     Notes...............................      6.800          5/15/05            228,260
 250,000             American Express
                     Company Senior Notes................      6.750           6/1/01            251,802
 250,000             Archer-Daniels-Midland
                     Company.............................      8.125           6/1/12            271,371
 250,000             Associates Corporation
                     N.A. Senior Notes...................      7.500          4/15/02            256,577
 250,000             Associates Corporation
                     N.A. Senior Notes...................      6.250          11/1/08            237,358
 250,000             Browning-Ferris Industries,
                     Inc. Senior Notes...................      6.375          1/15/08            214,031
 250,000             Caterpillar, Inc....................      9.000          4/15/06            275,683
 250,000             Chase Credit Card
                     Master Trust........................      6.194          8/15/05            249,303
 250,000             Columbia Gas Systems
                     Notes...............................      7.320         11/28/10            246,072
 250,000             Commercial Credit
                     Company Notes.......................      6.625         11/15/06            244,157
 468,000             Countrywide Home
                     Loans, Inc. Medium
                     Term Notes..........................      7.450          9/16/03            477,760
 250,000             Crown Cork & Seal
                     Notes...............................      6.750          4/15/03            247,316
 250,000             Enron Corporation
                     Notes...............................      6.875         10/15/07            244,545
 500,000             Enterprise Oil Notes................      6.500           5/1/05            475,521

            The accompanying notes to the financial statements are
                      an integral part of this schedule.

                                                               June 30, 1999  23

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal      Long-Term Fixed Income            Interest       Maturity        Market
Amount         Securities (96.3%)                Rate           Date            Value
========================================================================================
Corporate Obligations -- continued
----------------------------------
  $250,000     First Bank System Notes...........7.625%           5/1/05        $260,815
   465,000     Ford Motor Credit
               Corporation Notes.................8.875            4/1/06         509,050
   250,000     Ford Motor Credit
               Corporation Notes.................8.200           2/15/02         260,804
   250,000     Foster Wheeler
               Corporation Notes.................6.750          11/15/05         224,972
   250,000     General Electric
               Corporation Notes.................8.750           5/21/07         280,210
   200,000     General Motors
               Acceptance Corporation
               Notes.............................9.625          12/15/01         214,505
   250,000     Hanson Overseas BV
               Senior Notes......................6.750           9/15/05         247,804
   250,000     Heller Financial, Inc.
               Notes.............................6.500           11/1/01         250,539
   250,000     Household Finance
               Corporation Notes.................6.875            3/1/03         250,606
   300,000     IBM Corporation Notes.............7.250           11/1/02         309,042
   500,000     Kimberly-Clark
               Corporation.......................6.375            1/1/28         454,659
   250,000     PepsiCo, Inc. Notes...............5.700           11/1/08         230,184
   250,000     PG&E Gas
               Transmission, NW..................7.100            6/1/05         252,846
   250,000     Republic New York
               Corporation.......................8.250           11/1/01         260,277
   250,000     Service Corporation
               International Notes...............6.300           3/15/03         241,364
   250,000     TCI Communications,
               Inc...............................6.375            5/1/03         248,596
   250,000     Tenneco, Inc......................8.075           10/1/02         257,447
   250,000     Tennessee Valley
               Authority.........................6.000           3/15/13         236,496
   350,000     Thermo Electron
               Corporation.......................7.625          10/30/08         336,660
   200,000     Tosco Corporation First
               Mortgage Bonds....................9.625           3/15/02         212,410
   500,000     Union Pacific
               Corporation.......................7.000            2/1/06         470,945
   250,000     MCI Worldcom, Inc.
               Senior Notes......................6.950           8/15/28         235,659
               -------------------------------------------------------------------------
               Total Corporate Obligations....................................10,479,133
               =========================================================================

Utility Bonds (.0.9%)
---------------------
   200,000     Baltimore Gas & Electric
               Company First Refunding
               Mortgage Bonds.....................7.500            1/15/07        206,873
   250,000     Texas Utilities Company
               First Mortgage Bonds...............7.375             8/1/01        254,958
               --------------------------------------------------------------------------
               Total Utility Bonds................................................461,831
               ==========================================================================
Other Government Securities (1.9%)
   250,000     Province of Manitoba
               Debentures.........................6.125             1/19/04       245,052
   250,000     Province of Nova Scotia
               Debentures.........................7.250             7/27/13       249,482
   200,000     Province of Ontario
               Senior Global Bond.................6.125             6/28/00       200,682
   250,000     Province of Quebec
               Global Bond........................11.000            6/15/15       269,720
               --------------------------------------------------------------------------
               Total Other Government Securities..................................964,936
               ==========================================================================
               --------------------------------------------------------------------------
               Total Long-Term Fixed Income Securities
               (amortized cost basis $50,447,908)..............................49,266,958
               ==========================================================================

               Short-Term
               Investments (3.4%) (a)
=========================================================================================
  1,254,000    Consolidated Natural
               Gas Company........................5.750            7/1/1999     1,254,000
    500,000    Ford Motor Credit
               Corporation........................4.970           7/14/1999       499,103
               --------------------------------------------------------------------------
               Total Short-Term Investments
               (amortized cost basis $1,753,103)................................1,753,103
               ==========================================================================
               --------------------------------------------------------------------------
               Total Investments (99.7%)
               (amortized cost basis $52,201,011)..............................51,020,061
               ==========================================================================
               --------------------------------------------------------------------------
               Other Assets,
               Less Liabilities (0.3%)............................................140,868
               ==========================================================================
               --------------------------------------------------------------------------
               Net Assets (100.0%)............................................$51,160,929
               ==========================================================================

(a)  The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.


24  Bond Portfolio Schedule of Investments (Unaudited)

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

                    AAL Variable Product High Yield Bond Portfolio
            SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)




Investment Objective
--------------------
The portfolio strives for high current income and secondarily capital growth by investing primarily in high-risk, high-yield bonds commonly referred to as "junk bonds."





Principal                 Long-Term                           Interest        Maturity         Market
Amount                    Obligations (96.4%)                 Rate            Date             Value
=========================================================================================================
Food & Beverages (4.2%)
-----------------------
  $250,000                Fresh Foods, Inc...............      10.750%          6/1/06         $  248,125
   250,000                Smithfield Foods, Inc..........       7.625          2/15/08            226,250
   500,000                Speciality Foods
                          Corporation....................      11.125          10/1/02            490,000
   500,000                Viskase Companies, Inc.........      10.250          12/1/01            358,750
                          -------------------------------------------------------------------------------
                          Total Food & Beverages.............................................   1,323,125
                          ===============================================================================

Business Services (0.7%)
------------------------
   250,000                Allied Waste
                          North America, Inc.............       7.875           1/1/09            231,875
                          -------------------------------------------------------------------------------
                          Total Business Services............................................     231,875
                          ===============================================================================

Chemicals (3.0 %)
-----------------
   250,000                LaRoche Industries, Inc........       9.500          9/15/07            197,500
   500,000                PCI Chemicals Canada, Inc......       9.250         10/15/07            405,000
   350,000                Royster-Clark, Inc.*...........      10.250           4/1/09            344,750
                          -------------------------------------------------------------------------------
                          Total Chemicals....................................................     947,250
                          ===============================================================================

Construction (5.6%)
-------------------
   250,000                Amatek Industries
                          Property Ltd.*.................      12.000          2/15/08            240,000
   500,000                American Standard, Inc.........       7.625          2/15/10            465,000
   350,000                Building One
                          Services Corporation*..........      10.500          5/01/09            334,250
   250,000                ISG Resources, Inc.............      10.000          4/15/08            256,250
   250,000                Omega Cabinets, Ltd............      10.500          6/15/07            251,250
   250,000                Penhall International, Inc.....      12.000           8/1/06            252,500
                          -------------------------------------------------------------------------------
                          Total Construction.................................................   1,799,250
                          ===============================================================================

Consumer Products (3.6 %)
-------------------------
   400,000                Doskocil Manufacturing
                          Company, Inc...................      10.125          9/15/07            204,000
   500,000                Revlon Consumer
                          Products.......................       8.625           2/1/08            467,500
   250,000                Salton, Inc.*..................      10.750         12/15/05            258,750
   250,000                Samsonite Corporation..........      10.750          6/15/08            201,250
                          -------------------------------------------------------------------------------
                          Total Consumer Products............................................   1,131,500
                          ========================================== =====================================

Containers (0.8%)
-----------------
   250,000                Anchor Glass
                          Container Corporation..........      11.250           4/1/05            260,559
                          -------------------------------------------------------------------------------
                          Total Containers...................................................     260,559
                          ===============================================================================

Energy (6.3%)
-------------
   500,000                Abraxas Petroleum
                          Corporation....................      11.500          11/1/04            315,000
   500,000                Clark Refining &
                          Marketing, Inc.................       8.375         11/15/07            456,875
   250,000                Crown Central
                          Petroleum Corporation..........      10.875           2/1/05             217,500
   250,000                KCS Energy, Inc................      11.000          1/15/03             157,500
   500,000                Northern Offshore ASA*.........      10.000          5/15/05             275,000
   500,000                Statia Terminals
                          International N.V..............      11.750         11/15/03             528,750
   500,000                Transamerican Energy
                          Corporation/(1)/...............      11.500          6/15/02              58,750
                          --------------------------------------------------------------------------------
                          Total Energy.......................................................    2,009,375
                          ================================================================================


          The accompanying notes to the financial statements are an
                        integral part of this schedule.


                                                               June 30, 1999  25

           SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal                          Long-Term                           Interest Maturity  Market
Amount                             Obligations (96.4%)                 Rate     Date      Value
====================================================================================================
Financial (2.8%)
-----------------
    $250,000                       AmeriCredit Corporation*.......      9.875%   4/15/06  $  257,500
     300,000                       AMRESCO, Inc...................     10.000    3/15/04     228,000
     500,000                       Imperial Credit
                                   Industries, Inc................      9.875    1/15/07     405,000
                                   -----------------------------------------------------------------
                                   Total Financial...........................................890,500
                                   =================================================================

Food Retailers (1.5%)
----------------------
     500,000                       Fleming Companies, Inc.........     10.500    12/1/04     470,000
                                   -----------------------------------------------------------------
                                   Total Food Retailers......................................470,000
                                   =================================================================

Forest Products & Paper (3.9%)
-------------------------------
     250,000                       Four M Corporation.............     12.000     6/1/06     192,500
     250,000                       Gaylord Container
                                   Corporation....................      9.375    6/15/07     233,750
     250,000                       Millar Western Forest
                                   Products, Ltd..................      9.875    5/15/08     240,938
     600,000                       Sweetheart Cup
                                   Company, Inc...................      9.625     9/1/00     586,500
                                   -----------------------------------------------------------------
                                   Total Forest Products & Paper...........................1,253,688
                                   =================================================================

Health Care (3.4%)
-------------------
     500,000                       ICN Pharmaceuticals, Inc.......      9.250    8/15/05     496,250
     500,000                       Mariner Post-Acute
                                   Network, Inc...................      9.500    11/1/07      95,000
     500,000                       Tenet Healthcare
                                   Corporation*...................      8.000    1/15/05     486,875
                                   -----------------------------------------------------------------
                                   Total Health Care.......................................1,078,125
                                   =================================================================

Leisure (6.8%)
---------------
     250,000                       Booth Creek Ski
                                   Holdings, Inc..................     12.500    3/15/07     220,000
     500,000                       HMH Properties, Inc............      7.875     8/1/05     472,500
     250,000                       Harrah's Operating
                                   Company, Inc...................      7.875   12/15/05     241,875
     250,000                       Livent, Inc.(1)................      9.375   10/15/04      92,500
     250,000                       Mandalay Resort Group..........      7.625    7/15/13     225,485
     250,000                       Regal Cinemas, Inc.............      9.500     6/1/08     233,750
     500,000                       Riviera Holdings
                                   Corporation....................     10.000    8/15/04     467,500
     236,119                       United Artists Theatre
                                   Circuit, Inc...................      9.300     7/1/15     217,012
                                   -----------------------------------------------------------------
                                   Total Leisure...........................................2,170,622
                                   =================================================================

Media (0.7%)
-------------
     250,000                       Premier Graphics, Inc.*........     11.500    12/1/05     240,000
                                   -----------------------------------------------------------------
                                   Total Media...............................................240,000
                                   =================================================================

Media -- Broadcasting (3.1%)
----------------------------
     250,000                       Allbritton Communications
                                   Company........................      9.750   11/30/07     253,125
     500,000                       Chancellor Media
                                   Corporation*...................      8.000    11/1/08     490,000
     250,000                       Susquehanna Media
                                   Company*.......................      8.500    5/15/09     246,250
                                   -----------------------------------------------------------------
                                   Total Media -- Broadcasting...............................989,375
                                   =================================================================

Media -- Cable  (4.5%)
----------------------
     500,000                       CSC Holdings, Inc..............      7.875    2/15/18     473,750
     500,000                       Century Communications
                                   Corporation....................      8.750    10/1/07     496,250
     500,000                       Charter Communication
                                   Holdings, LLC*.................      8.625     4/1/09     480,000
                                   -----------------------------------------------------------------
                                   Total Media -- Cable....................................1,450,000
                                   =================================================================

Metals -- Diversified (3.3%)
----------------------------
     500,000                       Algoma Steel, Inc..............     12.375    7/15/05     490,000
     350,000                       Oglebay Norton
                                   Company........................     10.000     2/1/09     334,250
     250,000                       Sheffield Steel
                                   Corporation....................     11.500    12/1/05     230,312
                                   -----------------------------------------------------------------
                                   Total Metals -- Diversified.............................1,054,562
                                   =================================================================

Manufacturing -- Auto (1.9%)
----------------------------
     350,000                       Breed Technologies, Inc.*......      9.250    4/15/08      56,000
     350,000                       Federal-Mogul
                                   Corporation....................      7.875     7/1/10     327,410
     250,000                       Talon Automotive
                                   Group, LLC.....................      9.625     5/1/08     210,000
                                   -----------------------------------------------------------------
                                   Total Manufacturing -- Auto...............................593,410
                                   =================================================================

Misc. Manufacturing (10.6%)
---------------------------
     500,000                       Applied Extrusion
                                   Technologies, Inc..............     11.500     4/1/02     508,125
     250,000                       BGF Industries, Inc.*..........     10.250    1/15/09     227,500
     250,000                       Delran Manufacturing...........     10.000    1/15/07     237,500
     250,000                       Fairfield Manufacturing
                                   Company, Inc...................      9.625   10/15/08     245,625


The accompanying notes to the financial statements are an integral part of the schedule.

26  High Yield Bond Portfolio Schedule of Investments (Unauditied)

                         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal                          Long-Term                           Interest Maturity  Market
Amount                             Obligations (96.4%)                 Rate     Date      Value
====================================================================================================

Misc. Manufacturing--continued
------------------------------
    $350,000                       Global Imaging Systems,
                                   Inc.*..........................     10.750%   2/15/07  $  343,000
     250,000                       High Voltage Engineering
                                   Corporation....................     10.500    8/15/04     232,188
     250,000                       IMPAC Group, Inc...............     10.125    3/15/08     237,500
     250,000                       Indesco International, Inc.....      9.750    4/15/08     182,500
     250,000                       Key Components, LLC............     10.500     6/1/08     234,375
     400,000                       Morris Material Handling.......      9.500     4/1/08     154,000
     500,000                       Paragon Corporate
                                   Holdings, Inc..................      9.625     4/1/08     290,000
     250,000                       Russell-Stanley Holdings,
                                   Inc.*..........................     10.875    2/15/09     247,500
     250,000                       W.R. Carpenter North
                                   America, Inc...................     10.625    6/15/07     237,500
                                   -----------------------------------------------------------------
                                   Total Misc. Manufacturing...............................3,377,313
                                   =================================================================

Pollution Control (1.2%)
------------------------
     250,000                       Envirosource, Inc..............      9.750    6/15/03     152,500
     250,000                       HydroChem Industrial
                                   Services, Inc..................     10.375     8/1/07     225,000
                                   -----------------------------------------------------------------
                                   Total Pollution Control...................................377,500
                                   =================================================================

Restaurants/Food Service (3.3%)
-------------------------------
     350,000                       AmeriServe Food
                                   Distribution, Inc..............      8.875   10/15/06     322,000
     250,000                       American Restaurant
                                   Group, Inc.....................     11.500    2/15/03     227,500
     500,000                       Tricon Global
                                   Restaurants, Inc...............      7.650    5/15/08     495,129
                                   -----------------------------------------------------------------
                                   Total Restaurants/Food Service..........................1,044,629
                                   =================================================================

Retail Stores (2.9%)
--------------------
     250,000                       Just For Feet, Inc.*...........     11.000     5/1/09     161,250
     500,000                       The Pantry, Inc................     10.250   10/15/07     503,750
     250,000                       Vista Eyecare, Inc.............     12.750   10/15/05     248,750
                                   -----------------------------------------------------------------
                                   Total Retail Stores.......................................913,750
                                   =================================================================

Technology (3.2%)
-----------------
     250,000                       Amkor Technology,
                                   Inc.*..........................     10.500     5/1/09     240,625
     350,000                       Amkor Technology, Inc.*........      9.250     5/1/06     341,250
     500,000                       Viasystems Group, Inc..........      9.750     6/1/07     437,500
                                   -----------------------------------------------------------------
                                   Total Technology........................................1,019,375
                                   =================================================================

Telecommunications (9.0%)
-------------------------
     500,000                       Alestra SA*....................     12.125    5/15/06     476,875
     500,000                       Call-Net Enterprises, Inc......      9.375    5/15/09     476,250
     250,000                       Iridium, LLC...................     11.250    7/15/05      52,500
     250,000                       Level 3 Communications,
                                   Inc............................      9.125     5/1/08     245,625
     500,000                       Metrocall, Inc.*...............     11.000    9/15/08     385,000
     250,000                       Pac-West
                                   Telecommunications, Inc.*......     13.500     2/1/20     248,750
     250,000                       Paging Network, Inc............     10.000   10/15/08     192,500
     500,000                       Primus Telecommunications
                                   Group, Inc.*...................     11.250    1/15/09     500,000
     500,000                       Spectrasite Holdings*..........      0.000    4/15/09     280,000
                                   -----------------------------------------------------------------
                                   Total Telecommunications................................2,857,500
                                   =================================================================

Textile (2.6%)
--------------
     250,000                       Anvil Knitwear, Inc............     10.875    3/15/07     162,500
     250,000                       Galey & Lord, Inc..............      9.125     3/1/08     163,750
     350,000                       Ntex, Inc......................     11.500     6/1/06     297,500
     250,000                       Worldtex, Inc..................      9.625   12/15/07     212,500
                                   -----------------------------------------------------------------
                                   Total Textile.............................................836,250
                                   =================================================================

Transportation (2.3%)
---------------------
     500,000                       Allied Holdings, Inc...........      8.625    10/1/07     470,000
     250,000                       Petro Stopping
                                   Centers, L.P...................     10.500     2/1/07     262,500
                                   -----------------------------------------------------------------
                                   Total Transportation......................................732,500
                                   =================================================================

Utilities (5.2%)
----------------
     500,000                       CMS Energy
                                   Corporation....................      7.500    1/15/09     465,447
     500,000                       Calpine Corporation............      7.625    4/15/06     470,625
     500,000                       Energy Corporation of
                                   America........................      9.500    5/15/07     457,500
     250,000                       Niagara Mohawk Power
                                   Corporation....................      7.625    10/1/05     253,050
                                   -----------------------------------------------------------------
                                   Total Utilities.........................................1,646,622
                                   =================================================================
                                   -----------------------------------------------------------------
                                   Total Long-Term Fixed Income Obligations
                                   (amortized cost basis $34,787,365).....................30,698,655
                                   =================================================================


The accompanying notes to the financial statements are an integral part of the schedule.

                                                               June 30, 1999  27

           SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal                          Short-Term                          Interest Maturity  Market
Amount                             Obligations (0.9%)                  Rate(a)  Date      Value
====================================================================================================
    $299,000                       Gillette Company....................5.650%   7/1/99   $   299,000
                                   -----------------------------------------------------------------
                                   Total Short-Term Investments
                                   (amortized cost basis $299,000)...........................299,000
                                   =================================================================
                                   -----------------------------------------------------------------
                                   Total Investments (97.3%)
                                   (amortized cost basis $35,086,365).....................30,997,655
                                   =================================================================
                                   -----------------------------------------------------------------
                                   Other Assets, Less Liabilities (2.7%).....................853,462
                                   =================================================================
                                   -----------------------------------------------------------------
                                   Net Assets (100.0%)...................................$31,851,117
                                   =================================================================

*144A security
(a) The interest rate shown reflects the discount rate at the date of purchase.
(1) Security in default.

The accompanying notes to the financial statements are an integral part of this schedule.


28  High Yield Bond Portfolio Schedule of Investments (Unaudited)

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI ANNUAL REPORT

                    AAL Variable Product Balanced Portfolio

            SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)




Investment Objective
--------------------
The portfolio seeks capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Large Company Stock, Bond and Money Market Portfolios.


      Shares                             Common Stocks (56.0%)          Market Value
      ==============================================================================
     Aerospace (0.8%)
     ----------------
                2,500  BF Goodrich Company..........................     $   106,250
               32,028  Boeing Company...............................       1,415,237
                4,400  General Dynamics Corporation.................         301,400
               13,400  Lockheed Martin Corporation..................         499,150
                2,400  Northrop Grumman Corporation.................         159,150
               11,600  Raytheon Company.............................         816,350
                6,500  Rockwell International Corporation...........         394,875
                4,000  TRW, Inc.....................................         219,500
                5,500  Textron, Inc.................................         452,719
               16,600  United Technologies Corporation..............       1,190,013
                       -------------------------------------------------------------
                       Total Aerospace......                               5,554,644
                       =============================================================
     Air Transportation (0.3%)
     -------------------------
                6,300  AMR Corporation*.............................         429,975
                4,800  Delta Air Lines, Inc.........................         276,600
               10,040  FDX Corporation..............................         544,670
               11,425  Southwest Airlines Company...................         355,603
                2,900  US Air Group, Inc.*..........................         126,331
                       -------------------------------------------------------------
                       Total Air Transportation..........                  1,733,179
                       =============================================================
     Apparel (0.1%)
     --------------
                2,400  Fruit of the Loom, Inc.*.....................          23,400
                2,200  Liz Claiborne, Inc...........................          80,300
                9,600  NIKE, Inc....................................         607,800
                1,900  Reebok International, Ltd....................          35,388
                1,200  Russell Corporation..........................          23,400
                  600  Springs Industries, Inc......................          26,175
                4,100  VF Corporation...............................         175,275
                       -------------------------------------------------------------
                       Total Apparel........                                 971,738
                       =============================================================
     Banking (4.9%)
     --------------
                6,100  AmSouth BanCorporation.......................         141,444
               24,890  Associates First Capital Corporation.........       1,102,938
               10,600  BB&T Corporation.............................         388,887
               40,232  Banc One Corporation.........................       2,396,319
               26,000  Bank of New York Company, Inc................         953,875
               59,285  BankAmerica Corporation......................       4,346,332
               10,100  BankBoston Corporation.......................         516,363
               28,980  Chase Manhattan Corporation..................       2,510,392
              115,872  Citigroup, Inc...............................       5,503,920
                5,400  Comerica, Inc................................         320,963
                3,800  Countrywide Credit Industries, Inc...........         162,450
                9,200  Fifth Third Bancorp..........................         612,375
               33,910  First Union Corporation......................       1,593,770
               23,600  Firstar Corporation..........................         660,800
               19,412  Fleet Financial Group, Inc...................         861,408
                8,600  Franklin Resources, Inc......................         349,375
                7,140  Huntington Bancshares, Inc...................         249,900
                6,000  J.P. Morgan & Company, Inc...................         843,000
               15,500  KeyCorp......................................         497,938
               17,800  Mellon Bank Corporation......................         647,475
                5,300  Mercantile Bancorporation, Inc...............         302,762
               11,200  National City Corporation....................         733,600
                3,900  Northern Trust Corporation...................         378,300
               10,300  PNC Bank Corporation.........................         593,538

The accompanying notes to the financial statements are an integral part of this schedule.
                                                               June 30, 1999  29

              SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999



Shares                 Common Stocks (56.0%)                            Market Value
====================================================================================

Banking--continued
------------------
                4,850  Providian Financial Corporation..............     $   453,475
                7,500  Regions Financial Corporation................         288,281
                3,700  Republic New York Corporation................         252,294
                5,600  SouthTrust Corporation.......................         214,900
                5,900  Summit Bancorp...............................         246,694
               11,000  SunTrust Banking, Inc........................         763,812
                9,150  Synovus Financial Corporation................         181,856
               24,889  U.S. Bancorp.................................         846,226
                4,700  Union Planters Corporation...................         210,031
                7,000  Wachovia Corporation.........................         598,937
               20,217  Washington Mutual, Inc.......................         715,176
               56,260  Wells Fargo & Company........................       2,405,115
                       -------------------------------------------------------------
                       Total Banking................................      33,844,921
                       =============================================================
Brokerage (0.7%)
----------------
               13,775  Charles Schwab Corporation...................       1,513,528
                3,800  Lehman Brothers Holdings, Inc................         236,550
               12,200  Merrill Lynch & Company, Inc.................         975,238
               19,795  Morgan Stanley Dean Witter & Co..............       2,028,987
                4,800  Paine Webber Group, Inc......................         224,400
                3,770  The Bear Stearns Companies, Inc..............         176,248
                       -------------------------------------------------------------
                       Total Brokerage..............................       5,154,951
                       =============================================================
Business Machines (6.4%)
------------------------
               12,200  3Com Corporation*............................         325,587
                5,400  Apple Computer, Inc..........................         250,088
                2,000  Autodesk, Inc................................          59,125
                5,800  Cabletron Systems, Inc.*.....................          75,400
                4,800  Ceridian Corporation*........................         156,900
              108,250  Cisco Systems, Inc.*.........................       6,982,125
               57,700  Compaq Computers, Inc........................       1,366,769
                1,700  Data General Corporation*....................          24,756
               87,100  Dell Computer Corporation*...................       3,222,700
                5,400  Gateway, Inc.*...............................         318,600
                4,400  Honeywell, Inc...............................         509,850
                5,000  Ikon Office Solutions, Inc...................          75,000
               63,200  International Business Machines Corporation..       8,168,600
              172,800  Microsoft Corporation*.......................      15,584,400
               11,500  Novell, Inc.*................................         304,750
               49,225  Oracle Systems Corporation*..................       1,827,478
                9,100  Parametric Technology Company*...............         126,263
                9,400  Pitney Bowes, Inc............................         603,950
                8,300  Seagate Technology, Inc.*....................         212,687
                6,400  Silicon Graphics, Inc.*......................         104,800
               26,400  Sun Microsystems, Inc.*......................       1,818,300
                8,900  Unisys Corporation*..........................         346,544
               22,500  Xerox Corporation............................       1,328,903
                       -------------------------------------------------------------
                       Total Business Machines......................      43,793,575
                       =============================================================
Business Services (1.7%)
------------------------
               35,200  America Online, Inc..........................       3,889,600
               21,000  Automatic Data Processing, Inc...............         924,000
                3,300  Block (H.R.), Inc............................         165,000
                5,378  Browning-Ferris Industries, Inc..............         231,254
               18,375  Computer Associates International, Inc.......       1,010,625
                5,500  Computer Sciences Corporation................         380,531
               12,500  Compuware Corporation........................         397,656
                2,700  Deluxe Corporation...........................         105,131
                5,600  Dun & Bradstreet Corporation.................         198,450
                4,400  Ecolab, Inc..................................         191,950
               15,100  First Data Corporation.......................         738,956
                5,700  General Instrument Corporation*..............         242,250
                4,800  Interpublic Group of Companies, Inc..........         415,800
               11,300  Laidlaw, Inc.................................          83,338
                9,480  Mckesson HBOC, Inc...........................         304,545
                1,400  National Service Industries, Inc.............          50,400
                5,800  Omnicom Group, Inc...........................         464,000
                8,400  Paychex, Inc.................................         267,750
                1,000  Shared Mediacal Systems Corporation..........          65,250
                5,500  State Street Corporation.....................         469,563
               20,430  Waste Management, Inc........................       1,098,113
                       -------------------------------------------------------------
                       Total Business Services......................      11,694,162
                       =============================================================
Chemicals (1.1%)
----------------
                7,800  Air Products and Chemicals, Inc..............         313,950
               38,600  E.I. du Pont de Nemours and Company..........       2,636,862
                2,700  Eastman Chemical Company.....................         139,725
                2,000  Great Lakes Chemical Corporation.............          92,125
                3,400  Hercules, Inc................................         133,663
               13,800  Minnesota Mining and Manufacturing Company...       1,199,737
               21,400  Monsanto Company.............................         843,963
                2,200  Nalco Chemical Company.......................         114,125
                6,100  PPG Industries, Inc..........................         360,281

The accompanying notes to the financial statements are an integral part of this schedule.

30  Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Shares                 Common Stocks (56.0%)                            Market Value
====================================================================================
Chemicals--continued
--------------------
                5,400  Praxair, Inc.................................     $   264,263
                7,212  Rohm and Haas Company........................         309,214
                2,864  Sealed Air Corporation*......................         185,802
                3,400  Sigma-Aldrich Corporation....................         117,087
                7,600  The Dow Chemical Company.....................         964,250
                4,500  Union Carbide Corporation....................         219,375
                2,500  W.R. Grace & Company.........................          45,938
                       -------------------------------------------------------------
                       Total Chemicals..............................       7,940,360
                       =============================================================
Construction (0.1%)
-------------------
                1,400  Armstrong World Industries, Inc..............          80,937
                2,000  Centex Corporation...........................          75,125
                2,250  Crane Company................................          70,734
                2,500  Fluor Corporation............................         101,250
                1,600  Kaufman and Broad Home Corporation...........          39,800
               11,600  Masco Corporation............................         334,950
                1,800  Owens Corning Fiberglass Corporation.........          61,875
                1,400  Pulte Corporation............................          32,288
                5,800  Sherwin-Williams Company.....................         160,950
                3,000  Stanley Works................................          96,563
                       -------------------------------------------------------------
                       Total Construction...........................       1,054,472
                       =============================================================
Consumer Durables (0.2%)
------------------------
                3,000  Black & Decker Corporation...................         189,375
                3,100  Maytag Corporation...........................         216,031
                9,526  Newell Company...............................         442,959
                1,900  Tupperware Corporation.......................          48,450
                2,700  Whirlpool Corporation........................         199,800
                       -------------------------------------------------------------
                       Total Consumer Durables......................       1,096,615
                       =============================================================
Containers (0.1%)
-----------------
                1,100  Ball Corporation.............................          46,475
                1,700  Bemis Company, Inc...........................          67,575
                4,100  Crown Cork & Seal Company, Inc...............         116,850
                5,300  Owens-Illinois, Inc.*........................         173,244
                       -------------------------------------------------------------
                       Total Containers.............................         404,144
                       =============================================================
Cosmetics (1.1%)
----------------
                1,900  Alberto-Culver Company.......................          50,588
                8,900  Avon Products, Inc...........................         493,950
                4,100  Clorox Company...............................         437,931
               10,100  Colgate-Palmolive Company....................         997,375
               37,900  Gillette Company.............................       1,553,900
                3,600  International Flavors & Fragrances, Inc......         159,750
               45,500  Procter & Gamble Company.....................       4,060,875
                       -------------------------------------------------------------
                       Total Cosmetics..............................       7,754,369
                       =============================================================
Credit Cards (0.2%)
-------------------
                6,900  Capital One Financial Corporation............         384,244
                5,000  Equifax, Inc.................................         178,437
               27,437  MBNA Corporation.............................         840,258
                       -------------------------------------------------------------
                       Total Credit Cards...........................       1,402,939
                       =============================================================
Drugs & Medicine (5.9%)
-----------------------
               51,900  Abbott Laboratories..........................       2,361,450
                2,300  Allergan, Inc................................         255,300
                3,400  Alza Corporation*............................         172,975
               45,100  American Home Products Corporation...........       2,593,250
               17,400  Amgen, Inc...................................       1,059,225
                1,800  Baird (C.R.), Inc............................          86,063
                2,000  Bausch & Lomb, Inc...........................         153,000
                9,800  Baxter International, Inc....................         594,125
                8,500  Becton, Dickinson and Company................         255,000
                3,800  Biomet, Inc..................................         151,050
               13,400  Boston Scientific Corporation*...............         588,762
               68,100  Bristol-Myers Squibb Company.................       4,796,794
                9,350  Cardinal Health Inc..........................         599,569
               22,050  Columbia/HCA Healthcare Corporation..........         503,016
               37,700  Eli Lilly & Company..........................       2,700,262
               10,300  Guidant Corporation..........................         529,806
               46,100  Johnson & Johnson............................       4,517,800
                2,400  Mallinckrodt, Inc............................          87,300
               20,000  Medtronic, Inc...............................       1,557,500
               81,600  Merck & Company, Inc.........................       6,038,400
               44,500  Pfizer, Inc..................................       4,883,875
               17,380  Phamacia & Upjohn, Inc.......................         987,401
               50,300  Schering-Plough Corporation..................       2,665,900
                2,795  St. Jude Medical, Inc.*......................          99,572
               28,200  Warner-Lambert Company.......................       1,956,375
                3,200  Watson Pharmaceuticals, Inc..................         112,200
                       -------------------------------------------------------------
                       Total Drugs & Medicine.......................      40,305,970
                       =============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  31

              SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Shares                 Common Stocks (56.0%)                            Market Value
====================================================================================
Electronics (3.0%)
------------------
                2,100  Adobe Systems, Inc...........................     $   172,528
                4,900  Advanced Micro Devices, Inc.*................          88,506
               12,700  Applied Materials, Inc.*.....................         938,213
                1,500  EG&G, Inc....................................          53,438
               34,300  EMC Corporation*.............................       1,886,500
                2,700  Harris Corporation...........................         105,806
               34,800  Hewlett-Packard Company......................       3,497,400
              114,100  Intel Corporation............................       6,788,950
                4,800  LSI Logic Corporation*.......................         221,400
                8,400  Micron Technology, Inc.......................         338,625
               20,600  Motorola, Inc................................       1,951,850
                5,700  National Semiconductor Corporation*..........         144,281
                1,800  PE Corp-PE Biosystems Group..................         206,550
                2,500  Scientific-Atlanta, Inc......................          90,000
                8,700  Solectron Corporation........................         580,181
                1,550  Tektronix, Inc...............................          46,791
               13,400  Tellabs, Inc.*...............................         905,338
               13,400  Texas Instruments, Inc.......................       1,943,000
                5,400  Thermo Electron Corporation*.................         108,337
                1,900  Thomas & Betts Corporation...................          89,775
                       -------------------------------------------------------------
                       Total Electronics............................      20,157,469
                       =============================================================
Energy & Utilities (1.6%)
-------------------------
                6,500  AES Corporation*.............................         377,812
                4,600  Ameren Corporation...........................         176,525
                6,500  American Electric Power Company..............         244,156
                5,400  CINergy Corporation..........................         172,800
                4,000  CMS Energy Corporation.......................         167,500
                5,100  Carolina Power & Light Company...............         218,344
                7,200  Central and South West Corporation...........         168,300
                7,200  Coastal Corporation..........................         288,000
                2,950  Columbia Energy Group........................         184,928
                7,900  Consolidated Edison, Inc.....................         357,475
                3,300  Consolidated Natural Gas Company.............         200,475
                5,100  Constellation Energy Group...................         151,087
                4,900  DTE Energy Company...........................         196,000
                6,600  Dominion Resources, Inc......................         285,862
               12,411  Duke Energy Corporation......................         674,848
               12,000  Edison International.........................         321,000
               12,100  Enron Corporation............................         989,175
                8,400  Entergy Corporation..........................         262,500
                8,100  FirstEnergy Corporation......................         251,100
                6,200  FPL Group, Inc...............................         338,675
                4,300  General Public Utilities Corporation.........         181,406
                3,900  New Century Energies, Inc....................         151,369
                6,400  Niagara Mohawk Holdings, Inc.................         102,800
                1,600  Nicor, Inc...................................          60,900
                5,200  Northern States Power Company................         125,775
                1,000  ONEOK, Inc...................................          31,750
                5,100  PP&L Resources, Inc..........................         156,825
               10,100  PacifiCorp...................................         185,588
               13,000  Pacific Gas & Electric Company...............         422,500
                7,600  Peco Energy Company..........................         318,250
                1,200  Peoples Energy Corporation...................          45,225
                7,600  Public Service Enterprise....................         310,650
                9,724  Reliant Energy, Inc..........................         268,626
                8,208  Sempra Energy................................         185,706
                3,700  Sonat, Inc...................................         122,563
               23,800  Southern Company.............................         630,700
                9,570  Texas Utilities Company......................         394,763
                7,400  Unicom Corporation...........................         285,363
               14,600  Williams Companies, Inc......................         621,412
                       -------------------------------------------------------------
                       Total Energy & Utilities.....................      10,628,733
                       =============================================================
Energy--Raw Materials (0.4%)
----------------------------
               11,120  Baker Hughes, Inc............................         372,520
                6,067  Burlington Resources, Inc....................         262,398
                  700  Eastern Enterprises..........................          27,825
               15,000  Halliburton Company..........................         678,750
                2,000  McDermott International, Inc.................          56,500
               11,800  Occidental Petroleum Corporation.............         249,275
               18,700  Schlumberger, Ltd............................       1,190,956
                8,532  Union Pacific Resources Group, Inc...........         139,178
                       -------------------------------------------------------------
                       Total Energy--Raw Materials..................       2,977,402
                       ==============================================================
Food & Agriculture (1.1%)
-------------------------
               20,185  Archer-Daniels-Midland Company...............         311,606
                9,700  Bestfoods....................................         480,150
               15,200  Campbell Soup Company........................         704,900
               16,700  ConAgra, Inc.................................         444,637
                5,300  General Mills, Inc...........................         425,988
               12,350  H.J. Heinz Company...........................         619,044
                4,900  Hershey Foods Corporation....................         290,938

The accompanying notes to the financial statements are an integral part of this schedule.

32  Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Shares             Common Stocks (56.0%)                          Market Value
==============================================================================
Food & Agriculture-continued
----------------------------
           13,800  Kellogg Company............................    $    455,400
           11,100  Nabisco Group Holdings Corporation.........         217,144
            8,100  Pioneer Hi-Bred International, Inc.........         315,394
            4,700  Quaker Oats Company........................         311,972
           11,200  Ralston Purina Corporation.................         340,900
           31,200  Sara Lee Corporation.......................         707,850
            4,100  Supervalu, Inc.............................         105,319
           11,300  Sysco Corporation..........................         336,881
           19,582  Unilever N.V...............................       1,365,844
            4,000  Wrigley (Wm) Jr. Company...................         360,000

                   -----------------------------------------------------------
                   Total Food & Agriculture...................       7,793,967
                   ===========================================================

Food & Beverage (1.1%)
----------------------
           84,400  Coca-Cola Company..........................       5,275,000
           14,500  Coca-Cola Enterprises, Inc.................         445,875
           50,200  PepsiCo, Inc...............................       1,942,113

                   -----------------------------------------------------------
                   Total Food & Beverage......................       7,662,988
                   ===========================================================

Gold (0.1%)
-----------
           12,700  Barrick Gold Corporation...................         246,062
            7,800  Battle Mountain Gold Company...............          19,013
            8,900  Homestake Mining Company...................          72,869
            5,717  Newmont Mining Corporation.................         113,625
           11,100  Placer Dome, Inc...........................         131,119

                   -----------------------------------------------------------
                   Total Gold.................................         582,688
                   ===========================================================

Health Care (0.2%)
------------------
            3,700  HCR Manor Health Care, Inc.*...............          89,494
           14,400  HEALTHSOUTH Corporation*...................         215,100
            5,700  Humana, Inc.*..............................          73,744
           10,900  IMS Health Inc.............................         340,625
           10,600  Tenet Healthcare Corporation*..............         196,762
            6,400  United Healthcare Corporation..............         400,800
            2,400  Wellpoint Health Care Networks, Inc........         203,700

                   -----------------------------------------------------------
                   Total Health Care..........................       1,520,225
                   ===========================================================

Insurance (1.9%)
----------------
            9,000  AFLAC Inc..................................         430,875
            4,914  Aetna Life & Casualty Company..............         439,496
           27,996  Allstate Corporation.......................       1,004,356
            8,708  American General Corporation...............         656,365
           42,068  American International Group, Inc..........       4,924,585
            8,650  Aon Corporation............................         356,813
            5,600  Chubb Corporation..........................         389,200
            7,100  Cigna Corporation..........................         631,900
            5,700  Cincinnati Financial Corporation...........         214,106
           10,899  Conseco, Inc...............................         331,738
            8,000  ITT Hartford Group, Inc....................         466,500
            3,700  Jefferson-Pilot Corporation................         244,894
            7,000  Lincoln National Corporation...............         366,188
            3,500  MBIA, Inc..................................         226,625
            3,700  MGIC Investment Corporation................         179,913
            8,850  Marsh & McLennan Companies, Inc............         668,175
            2,500  Progressive Corporation....................         362,500
            4,600  Provident Companies, Inc...................         184,000
            4,600  Safeco Corporation.........................         202,975
            8,022  St. Paul Companies, Inc....................         255,200
            4,800  Torchmark Corporation......................         163,800
            4,300  Transamerica Corporation...................         322,500
            4,800  Unum Corporation...........................         262,800

                   -----------------------------------------------------------
                   Total Insurance............................      13,285,504
                   ===========================================================

Liquor (0.3%)
-------------
            1,300  Adolph Coors Company.......................          64,350
           16,400  Anheuser-Busch Companies, Inc..............       1,163,375
            2,400  Brown-Foreman Corporation..................         156,450
           13,600  Seagram Company, Ltd.......................         685,100

                   -----------------------------------------------------------
                   Total Liquor...............................       2,069,275
                   ===========================================================

Media (1.4%)
------------
           24,100  CBS Corporation............................       1,046,844
           11,100  Clear Channel Communications, Inc.*........         765,206
           25,300  Comcast Corporation, Class A...............         972,469
            3,200  Dow Jones & Company, Inc...................         169,800
            9,700  Gannett Company, Inc.......................         692,338
            2,400  King World Products, Inc...................          83,550
            2,600  Knight Ridder, Inc.........................         142,837
            6,700  McGraw-Hill, Inc...........................         361,381
            1,700  Meredith Corporation.......................          58,863
            6,200  New York Times Company.....................         228,238
            4,500  R. R. Donnelley & Sons Company.............         166,781
           42,100  Time Warner, Inc...........................       3,094,350

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  33

              SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999


Shares             Common Stocks (56.0%)                          Market Value
==============================================================================
Media--continued
----------------
            2,500  Times Mirror Company.......................    $    148,125
            4,100  Tribune Company............................         357,212
           23,800  Viacom, Inc.*..............................       1,047,200
                   -----------------------------------------------------------
                   Total Media................................       9,335,194
                   ===========================================================

Miscellaneous Finance (1.0%)
----------------------------
           15,500  American Express Company...................       2,016,937
           23,200  Federal Home Loan Mortgage Corporation.....       1,345,600
           35,500  Federal National Mortgage Association......       2,427,313
            2,000  Golden West Financial Corporation..........         196,000
           16,499  Household International Corporation........         781,640
            5,600  SLM Holding Corporation....................         256,550
                   -----------------------------------------------------------
                   Total Miscellaneous Finance................       7,024,040
                   ===========================================================

Motor Vehicles (0.8%)
---------------------
            1,400  Cummins Engine Company, Inc................          79,975
            5,679  Dana Corporation...........................         261,589
           19,276  Delphi Automotive Systems Corporation......         357,811
            2,500  Eaton Corporation..........................         230,000
            1,100  Fleetwood Enterprises, Inc.................          29,081
           41,400  Ford Motor Company.........................       2,336,512
           22,500  General Motors Corporation.................       1,485,000
            6,100  Genuine Parts Company......................         213,500
            3,300  ITT Industries, Inc........................         125,813
            2,200  Navistar International Corporation*........         110,000
            2,600  PACCAR, Inc................................         138,775
                   -----------------------------------------------------------
                   Total Motor Vehicles.......................       5,368,056
                   ===========================================================

Non-Durables & Entertainment (0.1%)
-----------------------------------
            2,300  American Greetings Corporation, Class A....          69,288
            2,400  Harcourt General, Inc......................         123,750
            6,700  Hasbro, Inc................................         187,181
            1,200  Jostens, Inc...............................          25,275
           14,225  Mattel, Inc................................         376,073
            9,300  Service Corporation International..........         179,025
                   -----------------------------------------------------------
                   Total Non-Durables &
                   Entertainment..............................         960,592
                   ===========================================================

Non-Ferrous Metals (0.2%)
-------------------------
            7,700  Alcan Aluminium, Ltd.......................         245,919
           12,600  Alcoa Inc..................................         779,625
            1,300  Asarco, Inc................................          24,456
            3,100  Cyprus Minerals Company....................          47,081
            4,550  Engelhard Corporation......................         102,944
            5,600  Freeport-McMoran Copper & Gold, Class B....         100,450
            6,100  Inco, Ltd..................................         109,800
            2,000  Phelps Dodge Corporation...................         123,875
            2,300  Reynolds Metals Company....................         135,700
                   -----------------------------------------------------------
                   Total Non-Ferrous Metals...................       1,669,850
                   ===========================================================

Oil--Domestic (0.4%)
--------------------
            3,100  Amerada Hess Corporation...................         184,450
            4,300  Anadarko Petroleum Corporation.............         158,294
            3,700  Apache Corporation.........................         144,300
            2,500  Ashland Oil, Inc...........................         100,312
           11,200  Atlantic Richfield Company.................         935,900
            1,600  Helmerich & Payne, Inc.....................          38,100
            2,880  Kerr-McGee Corporation.....................         144,540
            8,700  Phillips Petroleum Company.................         437,719
            2,800  Rowan Companies, Inc.*.....................          51,625
            3,200  Sunoco, Inc................................          96,600
           10,500  USX-Marathon Group, Inc....................         341,906
            8,200  Unocal Corporation.........................         324,925
                   -----------------------------------------------------------
                   Total Oil-Domestic.........................       2,958,671
                   ===========================================================

Oil--International (2.5%)
-------------------------
           22,400  Chevron Corporation........................       2,132,200
           83,300  Exxon Corporation..........................       6,424,513
           26,700  Mobil Corporation..........................       2,643,300
           73,500  Royal Dutch Petroleum Company..............       4,428,375
           18,300  Texaco, Inc................................       1,143,750
                   -----------------------------------------------------------
                   Total Oil-International....................      16,772,138
                   ===========================================================

Optical & Photo (0.2%)
----------------------
            8,400  Corning, Inc...............................         589,050
           11,100  Eastman Kodak Company......................         752,025
            1,500  Polaroid Corporation.......................          41,438
                   -----------------------------------------------------------
                   Total Optical & Photo......................       1,382,513
                   ===========================================================

Paper & Forest Products (0.6%)
------------------------------
            1,900  Boise Cascade Corporation..................          81,700
            3,200  Champion International Corporation.........         153,200
            7,500  Fort James Corporation.....................         284,063

The accompanying notes to the financial statements are an integral part of this schedule.

34  Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Shares             Common Stocks (56.0%)                          Market Value
==============================================================================
Paper & Forest Products--continued
---------------------------------
            6,000  Georgia-Pacific Corporation................    $    284,250
           14,017  International Paper Company................         707,858
           18,580  Kimberly-Clark Corporation.................       1,059,060
            3,700  Louisiana-Pacific Corporation..............          87,875
            3,400  Mead Corporation...........................         141,950
            1,000  Potlatch Corporation.......................          43,938
            2,000  Temple-Inland, Inc.........................         136,500
            3,400  Westvaco Corporation.......................          98,600
            6,900  Weyerhaeuser Company.......................         474,375
            3,700  Willamette Industries, Inc.................         170,431
                   -----------------------------------------------------------
                   Total Paper & Forest Products..............       3,723,800
                   ===========================================================
Producers Goods (3.2%)
----------------------
           19,100  Allied Signal, Inc.........................       1,203,300
            4,000  Avery Dennison Corporation.................         241,500
              900  Briggs & Stratton Corporation..............          51,975
            2,500  Case Corporation...........................         120,312
           12,300  Caterpillar, Inc...........................         738,000
            3,300  Cooper Industries, Inc.....................         171,600
            8,100  Deere & Company............................         320,962
            7,600  Dover Corporation..........................         266,000
           15,000  Emerson Electric Company...................         943,125
            1,200  FMC Corporation*...........................          81,975
            1,300  Foster Wheeler Corporation.................          18,363
          112,200  General Electric Company...................      12,678,600
            8,600  Illinois Tool Works, Inc...................         705,200
            5,700  Ingersoll-Rand Company.....................         368,362
            3,000  Johnson Controls, Inc......................         207,937
            3,000  KLA Instruments Corporation*...............         194,625
            1,300  Milacron, Inc..............................          24,050
            1,500  Millipore Corporation......................          60,844
              305  NACCO Industries, Inc......................          22,418
            4,200  Pall Corporation...........................          93,188
            3,700  Parker Hannifin Corporation................         169,275
            2,600  Raychem Corporation........................          96,200
            2,200  Snap-On, Inc...............................          79,613
            5,800  Tenneco, Inc...............................         138,475
            2,100  Timken Company.............................          40,950
           28,014  Tyco International, Ltd....................       2,654,326
            3,200  W.W. Grainger, Inc.........................         172,200
                   -----------------------------------------------------------
                   Total Producers Goods......................      21,863,375
                   ===========================================================
Railroad & Shipping (0.3%)
--------------------------
           15,992  Burlington Northern, Inc...................    $    495,752
            7,400  CSX Corporation............................         335,313
            3,700  Kansas City Southern Industries, Inc.......         236,106
           12,900  Norfolk Southern Corporation...............         388,613
            8,500  Union Pacific Corporation..................         495,656
                   -----------------------------------------------------------
                   Total Railroad & Shipping..................       1,951,440
                   ===========================================================
Restaurants/Food Service (0.4%)
-------------------------------
            4,700  Darden Restaurants, Inc....................         102,519
           46,300  McDonald's Corporation.....................       1,912,769
            5,130  Tricon Global Restaurants, Inc.*...........         277,661
            4,200  Wendy's International, Inc.................         118,912
                   -----------------------------------------------------------
                   Total Restaurants/Food Service.............       2,411,861
                   ===========================================================
Retail Stores (3.6%)
--------------------
           14,322  Albertson's, Inc...........................         738,478
            5,100  Autozone, Inc.*............................         153,638
           13,300  CVS Corporation............................         679,962
           27,560  Cendant Corporation*.......................         564,980
            3,500  Circuit City Stores, Inc...................         325,500
            3,700  Consolidated Stores Corporation*...........          99,900
            7,500  Costco Companies, Inc.*....................         600,469
           15,100  Dayton Hudson Corporation..................         981,500
            3,600  Dillard's, Inc.............................         126,450
            7,518  Dollar General Corporation.................         218,022
            7,100  Federated Department Stores, Inc.*.........         375,856
            1,300  Great Atlantic & Pacific Tea Company, Inc..          43,956
           50,500  Home Depot, Inc............................       3,254,094
            9,000  J.C. Penney Company, Inc...................         437,062
           16,800  Kmart Corporation..........................         276,150
            5,500  Kohl's Corporation.........................         424,531
           28,000  Kroger Corporation*........................         782,250
            1,300  Long's Drug Stores, Inc....................          44,931
           12,700  Lowe's Companies, Inc......................         719,931
           11,900  May Department Stores Company..............         486,413
            4,800  Nordstrom, Inc.............................         160,800
            1,751  Pep Boys-Manny, Moe, & Jack................          37,865
            8,800  Rite Aid Corporation.......................         216,700
           16,600  Safeway, Inc.*.............................         821,700
           13,100  Sears, Roebuck and Company.................         583,769
           15,700  Staples, Inc.*.............................         485,719

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  35

              SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Shares             Common Stocks (56.0%)                          Market Value
==============================================================================
Retail Stores-continued
-----------------------
           11,000  TJX Companies, Inc.........................    $    366,438
            6,800  Tandy Corporation..........................         332,350
           29,400  The Gap, Inc...............................       1,481,025
            7,181  The Limited, Inc...........................         325,838
            8,500  Toys "R" Us, Inc.*.........................         175,844
          152,200  Wal-Mart Stores, Inc.......................       7,343,650
           34,100  Walgreen Company...........................       1,001,687
            5,000  Winn-Dixie Stores, Inc.....................         184,688
                   -----------------------------------------------------------
                   Total Retail Stores........................      24,852,146
                   ===========================================================
Steel (0.1%)
------------
            6,662  Allegheny Teledyne, Inc....................         150,728
            4,400  Bethlehem Steel Corporation*...............          33,825
            2,900  Nucor Corporation..........................         137,569
            3,000  USX-US Steel Group, Inc....................          81,000
            3,100  Worthington Industries, Inc................          50,956
                   -----------------------------------------------------------
                   Total Steel................................         454,078
                   ===========================================================
Technology (0.2%)
-----------------
            8,000  BMC Software, Inc.*........................         432,000
           16,900  Electronic Data Systems Corporation........         955,906
            7,900  Peoplesoft, Inc.*..........................         136,275
                   -----------------------------------------------------------
                   Total Technology...........................       1,524,181
                   ===========================================================
Telephone (6.3%)
----------------
            9,500  ALLTEL Corporation.........................         679,250
          107,713  AT&T Corporation...........................       6,011,732
           37,700  Ameritech Corporation......................       2,770,950
            2,800  Andrew Corporation*........................          53,025
           53,180  Bell Atlantic Corporation..................       3,476,643
           66,700  BellSouth Corporation......................       3,126,562
            4,650  CenturyTel, Inc............................         184,838
            5,900  Frontier Corporation.......................         348,100
           33,100  GTE Corporation............................       2,507,325
          102,875  Lucent Technologies, Inc...................       6,937,633
           62,814  MCI Worldcom Inc...........................       5,417,708
           20,800  Mediaone Group, Inc.*......................       1,547,000
            9,800  Nextel Communication, Inc.*................         491,837
           22,740  Nortel Networks Corporation................       1,974,116
           66,922  SBC Communications, Inc....................       3,881,476
           30,500  Sprint Corporation.........................       1,610,781
           15,050  Sprint PCS Group*..........................         859,731
           17,226  U S West, Inc..............................       1,012,027
                   -----------------------------------------------------------
                   Total Telephone............................      42,890,734
                   ===========================================================
Tires & Rubber (0.1%)
---------------------
            2,500  Cooper Tire & Rubber Company...............          59,062
            4,600  Danaher Corporation........................         267,375
            5,400  Goodyear Tire & Rubber Company.............         317,588
                   -----------------------------------------------------------
                   Total Tires & Rubber.......................         644,025
                   ===========================================================
Tobacco (0.6%)
--------------
            5,800  Fortune Brands, Inc........................         239,975
            3,900  Loews Corporation..........................         308,587
           83,300  Phillip Morris Companies, Inc..............       3,347,619
            6,300  UST, Inc...................................         184,275
                   -----------------------------------------------------------
                   Total Tobacco..............................       4,080,456
                   ===========================================================
Travel & Recreation (0.6%)
--------------------------
            3,100  Brunswick Corporation......................          86,412
           20,900  Carnival Corporation.......................       1,013,650
            4,300  Harrah's Entertainment*....................          94,600
            8,900  Hilton Hotels Corporation..................         126,269
            8,300  Marriott International, Inc................         310,213
            6,700  Mirage Resorts, Inc.*......................         112,225
           70,287  Walt Disney Company........................       2,165,718
                   -----------------------------------------------------------
                   Total Travel & Recreation..................       3,909,087
                   ===========================================================
Trucking & Freight (0.1%)
-------------------------
            2,400  Ryder System, Inc..........................          62,400
                   -----------------------------------------------------------
                   Total Trucking & Freight...................          62,400
                   ===========================================================
                   Total Common Stocks
                   (cost basis $264,144,196)..................     383,222,927
                   ===========================================================

The accompanying notes to the financial statements are an integral part of this schedule.

36  Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal                   Long-Term Fixed                                Interest   Maturity    Market
Amount                      Income Securities (36.1%)                      Rate       Date        Value
U.S. Government Obligations (12.6%)
-----------------------------------
    $1,500,000              U.S. Treasury Notes........................       5.875%     6/30/00  $1,507,968
     2,000,000              U.S. Treasury Notes........................       6.125      7/31/00   2,015,000
     1,375,000              U.S. Treasury Notes........................       5.375      7/31/00   1,374,570
     1,950,000              U.S. Treasury Notes........................       6.000      8/15/00   1,962,187
     2,200,000              U.S. Treasury Notes........................       6.125      9/30/00   2,217,186
     1,775,000              U.S. Treasury Notes........................       5.750     10/31/00   1,781,656
     1,175,000              U.S. Treasury Notes........................       8.500     11/15/00   1,221,632
     2,500,000              U.S. Treasury Notes........................       5.500     12/31/00   2,500,780
     2,275,000              U.S. Treasury Notes........................       5.250      1/31/01   2,267,179
     2,200,000              U.S. Treasury Notes........................       7.750      2/15/01   2,275,625
     2,000,000              U.S. Treasury Notes........................       6.375      3/31/01   2,028,124
     1,325,000              U.S. Treasury Notes........................       6.250      4/30/01   1,341,148
     1,500,000              U.S. Treasury Notes........................       8.000      5/15/01   1,564,688
     2,000,000              U.S. Treasury Notes........................       6.625      6/30/01   2,040,624
     1,500,000              U.S. Treasury Notes........................       6.625      7/31/01   1,531,405
     1,500,000              U.S. Treasury Notes........................       7.875      8/15/01   1,568,437
     2,005,000              U.S. Treasury Notes........................       7.500     11/15/01   2,088,332
     1,500,000              U.S. Treasury Notes........................       6.125     12/31/01   1,517,813
     1,225,000              U.S. Treasury Notes........................       6.250      1/31/02   1,242,992
     1,125,000              U.S. Treasury Notes........................       6.625      4/30/02   1,153,125
     1,225,000              U.S. Treasury Notes........................       7.500      5/15/02   1,284,335
     2,000,000              U.S. Treasury Notes........................       6.500      5/31/02   2,045,000
     1,500,000              U.S. Treasury Notes........................       5.750     11/30/02   1,501,875
     1,500,000              U.S. Treasury Notes........................      10.750      2/15/03   1,740,000
       350,000              U.S. Treasury Notes........................      10.750      5/15/03     409,281
     1,500,000              U.S. Treasury Notes........................       5.750      8/15/03   1,500,000
     1,200,000              U.S. Treasury Notes........................      11.875     11/15/03   1,475,250
     2,400,000              U.S. Treasury Notes........................       5.875      2/15/04   2,412,749
     2,125,000              U.S. Treasury Notes........................       7.250      5/15/04   2,254,491
     1,400,000              U.S. Treasury Notes........................       7.500      2/15/05   1,507,625
       650,000              U.S. Treasury Notes........................       5.875     11/15/05     649,594
     1,100,000              U.S. Treasury Notes........................       9.375      2/15/06   1,305,906
     1,375,000              U.S. Treasury Notes........................       7.000      7/15/06   1,456,641
       875,000              U.S. Treasury Notes........................       6.500     10/15/06     902,891
     1,200,000              U.S. Treasury Notes........................       6.125      8/15/07   1,213,124
     2,150,000              U.S. Treasury Notes........................       5.500      2/15/08   2,090,875
     2,400,000              U.S. Treasury Notes........................       4.750     11/15/08   2,202,749
       200,000              U.S. Treasury Bonds........................      10.375     11/15/12     254,562
       500,000              U.S. Treasury Bonds........................       9.875     11/15/15     680,938
     1,500,000              U.S. Treasury Bonds........................       8.750      5/15/17   1,887,655
     1,925,000              U.S. Treasury Bonds........................       8.875      2/15/19   2,474,226
     2,350,000              U.S. Treasury Bonds........................       8.125      8/15/19   2,831,750
     1,225,000              U.S. Treasury Bonds........................       8.500%     2/15/20  $1,532,016
     1,200,000              U.S. Treasury Bonds........................       7.875      2/15/21   1,421,250
       700,000              U.S. Treasury Bonds........................       8.125      8/15/21     851,593
       300,000              U.S. Treasury Bonds........................       8.000     11/15/21     360,938
       400,000              U.S. Treasury Bonds........................       7.250      8/15/22     446,875
       250,000              U.S. Treasury Bonds........................       7.625     11/15/22     290,781
       625,000              U.S. Treasury Bonds........................       7.125      2/15/23     690,429
     1,500,000              U.S. Treasury Bonds........................       6.250      8/15/23   1,501,405
     1,100,000              U.S. Treasury Bonds........................       7.500     11/15/24   1,273,250
     1,500,000              U.S. Treasury Bonds........................       7.625      2/15/25   1,762,031
     1,500,000              U.S. Treasury Bonds........................       6.875      8/15/25   1,619,530
     1,500,000              U.S. Treasury Bonds........................       6.000      2/15/26   1,458,750
     1,500,000              U.S. Treasury Bonds........................       6.750      8/15/26   1,600,312
     2,075,000              U.S. Treasury Bonds........................       6.125     11/15/27   2,055,547
                            --------------------------------------------------------------------------------
                            Total U.S. Government Obligations..........                           86,146,695
                            ================================================================================
U.S. Government Agency Obligations (15.3%)
------------------------------------------
       550,000              Federal Home Loan Bank
                            Notes Debentures...........................       7.260       9/6/01     565,306
     1,725,000              Federal Home Loan Bank
                            Notes Debentures...........................       6.220      3/24/03   1,732,290
       500,000              Federal Home Loan Bank
                            Notes Debentures...........................       5.865       6/2/03     495,596
     2,020,000              Federal Home Loan Bank
                            Notes Debentures...........................       6.625      8/27/07   2,037,259
     1,330,000              Federal Home Loan
                            Mortgage Corporation
                            15-Yr. Pass Through........................       5.990      12/1/03   1,319,364
     98,933                 Federal Home Loan
                            Mortgage Corporation
                            15-Yr. Pass Through........................       7.000      11/1/10      99,469
     398,635                Federal Home Loan
                            Mortgage Corporation
                            15-Yr. Pass Through........................       6.500      11/1/12     393,819
     271,422                Federal Home Loan
                            Mortgage Corporation
                            30-Yr. Pass Through........................       8.000       6/1/12     279,939
     263,126                Federal Home Loan
                            Mortgage Corporation
                            30-Yr. Pass Through........................       7.500       4/1/27     266,463
     359,069                Federal Home Loan
                            Mortgage Corporation
                            30-Yr. Pass Through........................       7.000       5/1/27     356,099
     611,596                Federal Home Loan
                            Mortgage Corporation
                            30-Yr. Pass Through........................       8.000       6/1/27     628,078

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  37

              SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal   Long-Term Fixed            Interest  Maturity  Market
Amount      Income Securities (36.1%)  Rate      Date      Value
===================================================================
U.S. Government Agency Obligations--continued
---------------------------------------------
 $152,238   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr. Pass Through...6.500%    4/1/09    $150,911
   83,426   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr. Pass Through...7.500     8/1/10      84,850
  424,769   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr. Pass Through...6.000     5/1/12     412,093
  306,106   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr. Pass Through...7.000     8/1/12     307,759
  729,586   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr. Pass Through...6.500     8/1/13     720,604
  989,718   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr. Pass Through...6.000     2/1/14     956,848
  995,503   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr. Pass Through...5.500     4/1/14     943,239
  989,746   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr. Pass Through...6.000     4/1/14     957,123
1,000,000   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr. Pass Through...6.500     6/1/14     987,369
  921,144   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.000     2/1/11     926,136
  155,507   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500     4/1/24     151,641
  810,353   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...9.000    11/1/24     861,655
   55,852   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...9.000     4/1/25      59,384
  140,714   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.000     9/1/25     139,606
   72,885   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...8.500     9/1/25      76,176
  180,879   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.500    11/1/25     183,242
   93,198   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...8.000     1/1/26      95,776
  164,124   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.000     5/1/26     162,785
  212,323   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.000     7/1/26     200,978
   75,246   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.500     7/1/26      76,219
  136,573   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.500     8/1/26     138,339
  180,469   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500    11/1/26     175,317
   84,745   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...8.000    11/1/26      87,048
  124,118   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.500     1/1/27     125,723
  409,261   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500     2/1/27     396,398
  337,170   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.000     2/1/27     334,381
  197,997   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...8.000     3/1/27     203,378
  219,504   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...8.500     7/1/27     229,277
  337,786   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.000     9/1/27     334,992
  244,568   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...8.000    10/1/27     251,159
  303,086   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.500    11/1/27     306,929
  446,799   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500    12/1/27     432,755
  372,105   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.500    1/15/28     376,823
  430,835   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.000     3/1/28     427,143

The accompanying notes to the financial statements are an integral part of this schedule.

38  Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal   Long-Term Fixed            Interest  Maturity  Market
Amount      Income Securities (36.1%)  Rate      Date      Value
===================================================================
U.S. Government Agency Obligations--continued
---------------------------------------------
 $966,673   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.000     5/1/28    $911,475
  477,889   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.500     5/1/28     483,948
  967,500   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500     6/1/28     936,713
  801,451   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.000     7/1/28     794,582
  798,993   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.000    10/1/28     792,145
  993,823   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500   10/15/28     962,199
  989,434   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500     1/1/29     957,949
1,004,811   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500     1/1/29     972,837
  994,125   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.000     3/1/29     936,872
  990,178   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500     3/1/29     958,670
  999,116   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.000     5/1/29     941,576
  999,282   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...7.000     5/1/29     990,538
1,000,000   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.000    6/15/29     941,875
2,000,000   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr. Pass Through...6.500    7/14/29   1,934,374
   14,193   Federal Home Loan
            Mortgage Corporation
            Gold 5-Yr. Balloon.........5.500    12/1/99      13,762
   43,997   Federal Home Loan
            Mortgage Corporation
            Gold 7-Yr. Balloon.........7.000     7/1/02      44,493
  969,389   Federal Home Loan
            Mortgage Corporation
            Gold 7-Yr. Balloon.........6.000     4/1/06     946,453
  765,000   Federal Home Loan
            Mortgage Corporation
            Gold REMIC Trust...........7.750    11/7/01     795,520
  250,000   Federal National
            Mortgage Association
            10-Yr. Pass Through........6.700   11/10/05     248,552
  900,000   Federal National
            Mortgage Association
            15-Yr. Pass Through........5.800    2/22/06     861,184
   29,043   Federal National
            Mortgage Association
            15-Yr. Pass Through........9.000     4/1/10      30,496
   40,894   Federal National
            Mortgage Association
            15-Yr. Pass Through........9.000     4/1/10      42,940
  139,455   Federal National
            Mortgage Association
            15-Yr. Pass Through........6.000     2/1/11     135,023
  143,096   Federal National
            Mortgage Association
            15-Yr. Pass Through........8.000     5/1/11     147,547
  164,864   Federal National
            Mortgage Association
            15-Yr. Pass Through........7.000     6/1/11     165,620
  118,932   Federal National
            Mortgage Association
            15-Yr. Pass Through........7.500     6/1/11     120,894
  143,261   Federal National
            Mortgage Association
            15-Yr. Pass Through........6.500     7/1/11     141,381
  947,362   Federal National
            Mortgage Association
            15-Yr. Pass Through........6.500     5/1/12     934,752
  355,012   Federal National
            Mortgage Association
            15-Yr. Pass Through........6.500     7/1/12     350,286
  760,696   Federal National
            Mortgage Association
            15-yr. Pass Through........7.000    10/1/12     764,202
  387,345   Federal National
            Mortgage Association
            15-Yr. Pass Through........7.000    12/1/12     389,130
  930,547   Federal National
            Mortgage Association
            15-Yr. Pass Through........6.000     3/1/13     899,010
  929,094   Federal National
            Mortgage Association
            15-Yr. Pass Through........6.500     6/1/13     916,569
  968,486   Federal National
            Mortgage Association
            15-Yr. Pass Through........5.500    12/1/13     917,136

The accompanying notes to the financial statements are an integral part of this schedule.
                                                               June 30, 1999  39

              SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal   Long-Term Fixed            Interest  Maturity  Market
Amount      Income Securities (36.1%)  Rate      Date      Value
===================================================================
U.S. Government Agency Obligations--continued
---------------------------------------------
 $960,744   Federal National
            Mortgage Association
            15-Yr. Pass Through........6.000%    12/1/13   $928,760
   93,051   Federal National
            Mortgage Association
            30-Yr. Pass Through.......10.500      8/1/20    101,563
  124,581   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500     10/1/24    126,206
   57,393   Federal National
            Mortgage Association
            30-Yr. Pass Through........9.500      4/1/25     61,266
  133,783   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500      9/1/25    135,506
   93,575   Federal National
            Mortgage Association
            30-Yr. Pass Through........8.500     11/1/25     97,739
  129,248   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.000      1/1/26    128,159
  112,928   Federal National
            Mortgage Association
            30-Yr. Pass Through........8.000      1/1/26    115,992
  174,292   Federal National
            Mortgage Association
            30-Yr. Pass Through........6.500      2/1/26    169,277
  184,762   Federal National
            Mortgage Association
            30-Yr. Pass Through........6.500      3/1/26    179,446
  136,399   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.000      3/1/26    135,200
  226,722   Federal National
            Mortgage Association
            30-Yr. Pass Through........6.000      5/1/26    214,348
   58,586   Federal National
            Mortgage Association
            30-Yr. Pass Through........8.500      5/1/26     61,187
  123,174   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500      7/1/26    124,710
  829,884   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500      8/1/26    840,232
   85,686   Federal National
            Mortgage Association
            30-Yr. Pass Through........8.000      8/1/26     87,990
  102,824   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500      9/1/26    104,106
  149,459   Federal National
            Mortgage Association
            30-Yr. Pass Through........9.000      9/1/26    158,707
  164,212   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.000     11/1/26    162,769
  101,962   Federal National
            Mortgage Association
            30-Yr. Pass Through........8.000     11/1/26    104,703
   86,262   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500     12/1/26     87,338
  265,427   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.000      1/1/27    263,093
  111,474   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500      2/1/27    112,864
  319,646   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.000      3/1/27    316,836
  197,536   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500      5/1/27    199,942
  391,567   Federal National
            Mortgage Association
            30-Yr. Pass Through........6.500      7/1/27    379,213
  380,458   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.000      7/1/27    377,052
  112,237   Federal National
            Mortgage Association
            30-Yr. Pass Through........8.000      7/1/27    115,242
  571,232   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500      8/1/27    578,189
1,000,100   Federal National
            Mortgage Association
            30-Yr. Pass Through........8.000      9/1/27  1,026,872
  329,197   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.000     10/1/27    326,251
  389,085   Federal National
            Mortgage Association
            30-Yr. Pass Through........7.500     12/1/27    393,824
  642,327   Federal National
            Mortgage Association
            30-Yr. Pass Through........8.000     12/1/27    659,522
  934,526   Federal National
            Mortgage Association
            30-Yr. Pass Through........6.500      2/1/28    905,041

The accompanying notes to the financial statements are an integral part of this schedule.

40  Balanced Portfolio Schedule of Investments (Unaudited)

                    SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal   Long-Term Fixed            Interest  Maturity  Market
Amount      Income Securities (36.1%)  Rate      Date      Value
=====================================================================
U.S. Government Agency Obligations-continued
--------------------------------------------
 $702,798   Federal National
            Mortgage Association
            30-Yr. Pass Through...     7.000%     2/1/28   $  696,508
  916,458   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.500      3/1/28      887,048
1,500,000   Federal National
            Mortgage Association
            30-Yr. Pass Through...     5.625     4/17/28    1,295,912
  904,708   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.000      7/1/28      851,899
  832,057   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.500      7/1/28      805,355
  996,722   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.500      8/1/28      964,736
  963,226   Federal National
            Mortgage Association
            30-Yr. Pass Through...     7.000      8/1/28      954,026
  977,955   Federal National
            Mortgage Association
            30-Yr Pass Through...      6.500     11/1/28      946,571
  881,602   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.500     11/1/28      853,310
  733,221   Federal National
            Mortgage Association
            30-Yr. Pass Through...     7.000     11/1/28      726,218
  156,804   Federal National
            Mortgage Association
            30-Yr. Pass Through...     7.000     11/1/28      155,307
  981,257   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.000     12/1/28      923,980
  995,554   Federal National
            Mortgage Association
            30-Yr. Pass Through...     7.000      3/1/29      986,046
1,067,118   Federal National
            Mortgage Association
            30-Yr. Pass Through...     7.500      3/1/29    1,080,114
  990,591   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.000      4/1/29      932,303
  998,948   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.000      4/1/29      940,169
1,000,000   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.500      6/1/29      967,229
1,000,000   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.500      7/1/29      967,229
1,000,000   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.500     7/14/29      966,561
1,700,000   Federal National
            Mortgage Corporation
            Notes.................     8.250    12/18/00    1,758,670
1,500,000   Federal National
            Mortgage Association
            5-Yr. Pass Through....     6.800     1/10/03    1,534,825
  151,454   Federal National
            Mortgage Association
            7-Yr. Balloon.........     6.500     10/1/03      151,799
  282,515   Federal National
            Mortgage Association
            7-Yr. Balloon.........     6.000     12/1/03      278,879
1,750,000   Federal National
            Mortgage Association
            Medium Term Note......     5.125     2/13/04    1,676,806
  232,846   Federal National
            Mortgage Association
            7-Yr. Balloon.........     7.000      6/1/04      234,455
2,000,000   Federal National
            Mortgage Association
            Medium Term Note......     7.120      7/3/06    2,051,438
1,000,000   Federal National
            Mortgage Association
            Conventional..........     6.000     6/15/14      965,311
  990,654   Federal National
            Mortgage Association
            30-Yr. Pass Through...     6.500     10/1/28      958,863
1,000,000   Federal National
            Mortgage Association
            Conventional..........     7.000     6/15/29      989,375
   90,068   Government National
            Mortgage Association
            15-Yr. Pass Through...     6.500     5/15/09       89,791
  182,614   Government National
            Mortgage Association
            15-Yr. Pass Through...     6.000     4/15/11      177,827
  178,370   Government National
            Mortgage Association
            15-Yr. Pass Through...     6.500     6/15/11      177,260
  135,206   Government  National
            Mortgage Association
            15-Yr. Pass Through...     7.500     7/15/11      138,805
  341,513   Government National
            Mortgage Association
            15-Yr. Pass Through...     7.000     4/15/12      344,952

The accompanying notes to the financial statements are an integral part of this schedule.

                                                                   June 30, 1999

           SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal   Long-Term Fixed            Interest  Maturity  Market
Amount      Income Securities (36.1%)  Rate      Date      Value
=====================================================================
U.S. Government Agency Obligations--continued
---------------------------------------------

   $31,580  Government National
            Mortgage Association
            30-Yr. Pass Through--------9.500%    12/15/24     $34,039

   276,161  Government National
            Mortgage Association
            30-Yr. Pass Through........9.000      3/15/25     293,258

    75,906  Government National
            Mortgage Association
            30-Yr. Pass Through........8.000       6/1/25      78,064

   127,432  Government National
            Mortgage Association
            30-Yr. Pass Through........7.500      8/15/25     129,077

   381,641  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000      1/15/26     377,305

   177,446  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000      1/15/26     175,430

   194,206  Government National
            Mortgage Association
            30-Yr. Pass Through........6.500      3/15/26     188,022

   388,335  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000      4/15/26     383,923

    99,400  Government National
            Mortgage Association
            30-Yr. Pass Through........7.500      4/15/26     100,650

    66,585  Government National
            Mortgage Association
            30-Yr. Pass Through........8.000      4/15/26      68,468

   231,223  Government National
            Mortgage Association
            30-Yr. Pass Through........6.000      5/15/26     217,830

   155,089  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000      5/15/26     153,327

   160,325  Government National
            Mortgage Association
            30-Yr. Pass Through........7.500      5/15/26     162,341

   782,884  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000      6/15/26     773,990

   142,690  Government National
            Mortgage Association
            30-Yr. Pass Through........8.500      6/15/26     149,524

    96,171  Government National
            Mortgage Association
            30-Yr. Pass Through........8.500      7/15/26     100,777

    64,354  Government National
            Mortgage Association
            30-Yr. Pass Through........9.000      8/15/26      68,305

   138,482  Government National
            Mortgage Association
            30-Yr. Pass Through........7.500     10/15/26     140,224

   228,750  Government National
            Mortgage Association
            30-Yr. Pass Through........7.500     10/15/26     231,627

   236,906  Government National
            Mortgage Association
            30-Yr. Pass Through........8.000     11/15/26     243,605

    52,585  Government National
            Mortgage Association
            30-Yr. Pass Through........8.500     11/15/26      55,103

   178,526  Government National
            Mortgage Association
            30-Yr. Pass Through........9.000     12/15/26     189,487

   159,818  Government National
            Mortgage Association
            30-Yr. Pass Through........7.500      1/15/27     161,723

   612,438  Government National
            Mortgage Association
            30-Yr. Pass Through........7.500      4/15/27     619,738

   236,590  Government National
            Mortgage Association
            30-Yr. Pass Through........8.000      6/20/27     241,492

   246,228  Government National
            Mortgage Association
            30-Yr. Pass Through........8.000      8/15/27     253,176

   478,991  Government National
            Mortgage Association
            30-Yr. Pass Through........6.500     10/15/27     462,308

    26,455  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000     10/15/27      26,152

   822,783  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000     10/15/27     813,337

   787,598  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000     11/15/27     778,556

   180,688  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000     11/15/27     178,614

   399,361  Government National
            Mortgage Association
            30-Yr. Pass Through........7.500     11/15/27     404,121

   229,546  Government National
            Mortgage Association
            30-Yr. Pass Through........9.500      2/15/28     247,407

   522,004  Government National
            Mortgage Association
            30-Yr. Pass Through........8.000      3/15/28     536,641


The accompanying notes to the financial statements are an integral part of this schedule.


42  Balanced Portfolio Schedule of Investments (Unaudited)

                         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal   Long-Term Fixed            Interest  Maturity  Market
Amount      Income Securities (36.1%)  Rate      Date      Value
=====================================================================

U.S. Government Agency Obligations--continued
---------------------------------------------

  $999,900  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000      4/15/29  $  988,070

   999,900  Government National
            Mortgage Association
            30-Yr. Pass Through........6.000      6/15/29     937,185

   969,666  Government National
            Mortgage Association
            30-Yr. Pass Through........6.500      7/15/28     935,115

   941,249  Government National
            Mortgage Association
            30-Yr. Pass Through........7.000      7/15/28     930,330

   966,522  Government National
            Mortgage Association
            30-Yr. Pass Through........7.500      7/15/28     977,656

   993,051  Government National
            Mortgage Association
            30-Yr. Pass Through........6.500      11/1/28     957,668

   733,986  Government National
            Mortgage Association
            30-Yr. Pass Through........8.000     11/15/28     754,742

 1,005,779  Government National
            Mortgage Association
            30-Yr. Pass Through........6.000     12/15/28     943,158

   999,074  Government National
            Mortgage Association
            30-Yr. Pass Through........6.500      1/15/29     963,077

   997,729  Government National
            Mortgage Association
            30-Yr. Pass Through........6.500      3/15/29     961,780

   845,000  Private Export Funding
            Corporation................8.400      7/31/01     886,600

   150,000  Private Export Funding
            Corporation................6.240      5/15/02     151,024

   500,000  Student Loan Marketing
            Association................6.050      9/14/00     501,975

 1,500,000  Student Loan Marketing
            Association................7.300       8/1/12   1,598,306

 2,000,000  Tennesee Valley
            Authority..................6.375      6/15/05   2,005,870

            ---------------------------------------------------------
            Total U.S. Government
            Agency Obligations............................104,567,360
            =========================================================

Asset-Backed Securities (0.4%)
------------------------------

 2,000,000  Chase Manhattan Auto
            Owner Trust 1998-A.........5.800     12/16/02   1,989,100

   250,000  Chemical Mastercard Trust
            Series 1996-1 Class A......5.550      9/15/03     248,790

   200,000  NationsBank Credit Card
            Trust Certificate..........6.000     12/15/05     197,128

   421,437  Premier Auto Trust.........6.750      11/6/00     423,350

            ---------------------------------------------------------
            Total Asset-Backed Securities...................2,858,368
            =========================================================

Corporate Obligations (6.8%)
----------------------------

   200,000  Abbott Laboratories
            Notes......................6.800      5/15/05     202,898

 1,000,000  Allstate Corporation.......6.750      5/15/18     962,204

   250,000  American Express Credit
            Corporation Notes..........6.125     11/15/01     248,495

 1,250,000  Associates Corporation.....6.250      11/1/08   1,186,790

   375,000  Associates Corporation
            N.A. Senior Notes..........6.000      12/1/02     368,991

   500,000  Avco Financial Services
            Notes......................6.000      8/15/02     492,613

   325,000  Baker Hughes, Inc.
            Notes......................8.000      5/15/04     341,281

 2,000,000  Bank One Corporation.......8.000      4/29/27   2,073,134

 2,000,000  BankAmerica
            Corporation................5.875      2/15/09   1,834,572

   500,000  BankAmerica
            Corporation Notes..........6.625       8/1/07     488,512

   500,000  Boeing Company Notes.......8.100     11/15/06     531,393

 1,000,000  Browning-Ferris Industries,
            Inc. Senior Notes..........6.375      1/15/08     856,125

 1,000,000  Burlington Northern
            Santa Fe Railway
            Company Notes..............6.050      3/15/01     995,985

 1,000,000  Cable & Wireless
            Communications Notes.......6.375       3/6/03     983,441

 2,000,000  Cia De Telecom
            De Chile...................8.375       1/1/06   1,960,818

   500,000  CIT Group Holdings, Inc.
            Notes......................6.375      10/1/02     496,893

 2,000,000  Coca-Cola Enterprise.......6.750      9/15/23   1,852,610

   250,000  Columbia Gas Systems
            Notes......................7.320     11/28/10     246,072

 1,250,000  Countrywide Home
            Loans, Inc. Medium
            Term Notes.................6.935      7/16/07   1,224,576

 1,000,000  Cox Communications
            Inc. Notes.................6.400       8/1/08     941,338

   500,000  Crown Cork & Seal
            Notes......................6.750      4/15/03     494,631

   550,000  E.I. Dupont de Nemours
            and Company Notes..........8.125      3/15/04     586,954

   510,000  Eli Lilly & Company
            Notes......................6.570       1/1/16     490,478

   650,000  Enron Corporation
            Notes......................7.125      5/15/07     646,547



The accompanying notes to the financial statements are an integral part of this schedule.


                                                               June 30, 1999  43

           SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal   Long-Term Fixed            Interest  Maturity  Market
Amount      Income Securities (36.1%)  Rate      Date      Value
=====================================================================

Corporate Obligations--continued
--------------------------------

$1,000,000  Enterprise Oil Notes.......6.500%      5/1/05  $  951,042

 1,000,000  First Bank System Notes....7.625       5/1/05   1,043,261

 1,000,000  Ford Motor Credit
            Corporation Notes..........7.750     11/15/02   1,037,177

   500,000  General Electric Capital
            Corporation Notes..........8.090       4/1/04     534,919

   500,000  General Motors Acceptance
            Corporation Notes..........9.625     12/15/01     536,261

   500,000  Hertz Corporation
            Notes......................7.000       7/1/04     503,721

   250,000  Honeywell, Inc.
            Debentures.................8.625      4/15/06     272,077

   250,000  Household Finance
            Corporation Notes..........7.250      7/15/03     253,832

 1,500,000  Household Finance
            Corporation Notes..........6.400      6/17/08   1,416,390

   500,000  Houston Industries, Inc.
            Notes......................9.375       6/1/01     525,742

   500,000  IBM Corporation
            Notes......................7.500      6/15/13     524,608

   250,000  J.C. Penney & Company,
            Inc. Notes.................6.375      9/15/00     249,046

   340,000  J.P. Morgan Notes..........6.250     12/15/05     328,472

   500,000  Johnson Controls Notes.....7.125      7/15/17     486,163

 2,000,000  Matsushita Electric
            Industries.................7.250       8/1/02   2,044,924

 2,000,000  MCI Worldcom, Inc..........6.950      8/15/28   1,885,274

   250,000  NorAm Energy
            Corporation Notes..........7.500       8/1/00     252,818

   250,000  Noranda, Inc. Notes........8.000       6/1/03     253,037

   500,000  Northern Trust
            Company Notes..............6.700      9/15/05     487,252

   250,000  Norwest Financial, Inc.
            Senior Notes...............7.000      1/15/03     255,023

   250,000  Pennzoil Company
            Notes.....................10.125     11/15/09     275,121

   250,000  Pepsico, Inc. Medium
            Term Notes.................5.875       6/1/00     249,535

 1,000,000  Raytheon Company...........6.750      3/15/28     939,095

   250,000  Rhone-Poulenc SA
            Notes......................7.750      1/15/02     255,713

   420,000  Service Corporation
            International Notes........6.875      10/1/07     398,501

 1,000,000  Temple-Inland, Inc. Notes..7.250      9/15/04   1,004,944

 1,400,000  Texaco Capital, Inc.
            Notes......................8.500      2/15/03   1,499,915

   500,000  Texas Utilities Company
            First Mortgage Bond........8.250       4/1/04     534,090

 1,500,000  Thermo Electron
            Corporation................7.625     10/30/08   1,442,827

 1,000,000  Tosco Corporation First
            Mortgage Bonds.............9.625      3/15/02   1,062,053

 1,500,000  Tyco International
            Group SA Notes.............6.250      6/15/03   1,476,303

 2,000,000  Union Pacific
            Corporation................6.340     11/25/03   1,951,280

 1,000,000  Virginia Electric & Power
            Company Notes..............6.625       4/1/03   1,006,351

            ---------------------------------------------------------
            Total Corporate Obligations....................46,444,118
            =========================================================

Utility Bonds (0.4%)
--------------------

   500,000  Baltimore Gas & Electric
            Company First Refunding
            Mortgage Bonds.............7.500      1/15/07     517,182

 1,000,000  California Infrastructure
            PG&E Bonds.................6.480     12/26/09     984,520

   250,000  Pacificorp First
            Mortgage Bonds.............6.750       4/1/05     248,980

 1,000,000  Public Service Electric &
            Gas Mortgage Bonds.........6.375       5/1/08     962,295

            ---------------------------------------------------------
            Total Utility Bonds.............................2,712,977
            =========================================================

Canadian Government (0.5%)
--------------------------

   200,000  Province of Ontario
            Senior Global Bond.........6.125      6/28/00     200,682

   500,000  Province of
            Saskatchewan...............8.000      7/15/04     527,845

   500,000  British Columbia
            Government Notes...........7.250       9/1/36     506,084

 1,000,000  Ontario Hydro..............7.450      3/31/13   1,032,619

   500,000  Province of
            Newfoundland...............8.650     10/22/22     562,775

   500,000  Province Of Quebec.........7.500      7/15/02     513,430

            ---------------------------------------------------------
            Total Canadian Government.......................3,343,435
            =========================================================

Canadian Corporate Securities (0.1%)
------------------------------------

   250,000  Petro-Canada, Ltd..........8.600      1/15/10     287,192

            ---------------------------------------------------------
            Total Canadian Corporate Securities...............287,192
            =========================================================
            ---------------------------------------------------------
            Total Long-Term Fixed Income
            Securities Investments
            (amortized cost basis $252,400,480)...........246,360,145
            =========================================================



The accompanying notes to the financial statements are an integral part of this schedule.


44  Balanced Portfolio Schedule of Investments (Unaudited)

                         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal   Short-Term                 Interest  Maturity  Market
Amount      Investments (7.8%)         Rate      Date      Value
=====================================================================

$1,585,000  Alabama Power
            Company....................4.900%      7/9/99  $1,583,274

   450,000  AT&T Corporation...........5.370       7/2/99     449,937

 1,142,000  Baltimore Gas & Electric
            Company....................5.000      7/13/99   1,140,097

 1,673,000  Bell Atlantic Network
            Funding....................4.950       7/6/99   1,671,850

 1,283,000  Cargill, Inc...............5.200       7/1/99   1,283,000

 3,340,000  Countrywide Home
            Loans, Inc.................4.920       7/8/99   3,336,805

   383,000  Countrywide Home
            Loans, Inc.................4.930      7/13/99     382,371

 3,540,000  Countrywide Home
            Loans, Inc.................4.920      7/15/99   3,533,227

 7,957,000  Exxon Asset
            Management.................5.060      7/14/99   7,942,461

 1,178,000  Ford Motor Credit
            Corporation................4.900       7/2/99   1,177,840

 9,118,000  Ford Motor Credit
            Corporation................5.250       7/6/99   9,111,351

 2,010,000  Ford Motor Credit
            Corporation................4.800       7/8/99   2,008,124

 3,803,000  Ford Motor Credit
            Corporation................4.810      7/13/99   3,796,902

 2,475,000  General Motors Credit
            Card Acceptance
            Corporation................4.900      7/19/99   2,468,936

   561,000  General Motors Credit
            Card Acceptance
            Corporation................4.900      7/20/99     559,549

 3,031,000  General Motors Credit
            Card Acceptance
            Corporation................4.900      7/22/99   3,022,336

 4,850,000  Sears Roebuck
            Acceptance
            Corporation................4.850      7/12/99   4,842,813

 4,698,000  Southern California
            Edison.....................4.850       7/7/99   4,694,202

            ---------------------------------------------------------
            Total Short-Term Investments
            (amortized cost basis $53,005,075).............53,005,075
            =========================================================
            ---------------------------------------------------------
            Total Investments (99.9%)
            (amortized cost basis $569,549,751)...........682,588,147
            =========================================================
            ---------------------------------------------------------
            Other Assets,
            Less Liabilities (0.1%)...........................521,339
            =========================================================
            ---------------------------------------------------------
            Net Assets (100.0%)..........................$683,109,486
            =========================================================

(a)  The interest rate reflects the
discount rate at the date of purchase.



The accompanying notes to the financial statements are an integral part of this schedule.


                                                               June 30, 1999  45

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

AAL Variable Product Large Company
Stock Portfolio

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)



Investment Objective
--------------------
The portfolio strives for investment results that approximate the performance of the S&P 500 Index, by investing primarily in common stocks of the index.



Shares            Common Stock (98.7%)                        Market Value
==========================================================================
*Aerospace (1.4%)
-----------------
           4,800  BFGoodrich Company.......................... $   204,000
          61,360  Boeing Company..............................   2,711,345
           8,300  General Dynamics Corporation................     568,550
          25,600  Lockheed Martin Corporation.................     953,600
           4,600  Northrop Grumman Corporation................     305,038
          22,100  Raytheon Company............................   1,555,288
          12,400  Rockwell International Corporation..........     753,300
          10,400  Textron, Inc................................     856,050
           7,800  TRW, Inc....................................     428,025
          31,500  United Technologies Corporation.............   2,258,156
                  --------------------------------------------------------
                  Total Aerospace.............................  10,593,352
                  ========================================================

Air Transportation (0.4%)
-------------------------
          12,000  AMR Corporation*............................     819,000
           9,200  Delta Air Lines, Inc........................     530,150
          19,360  Federal Express Corporation*................   1,050,280
          22,000  Southwest Airlines Company..................     684,750
           5,700  USAir Group, Inc.*..........................     248,306
                  --------------------------------------------------------
                  Total Air Transportation....................   3,332,486
                  ========================================================

Apparel (0.3%)
--------------
           4,700  Fruit of the Loom, Inc.*....................      45,825
           4,200  Liz Claiborne, Inc..........................     153,300
          18,400  Nike, Inc...................................   1,164,950
           3,600  Reebok International, Ltd...................      67,050
           2,300  Russell Corporation.........................      44,850
           1,200  Springs Industries, Inc.....................      52,350
           7,800  V F Corporation.............................     333,450
                  --------------------------------------------------------
                  Total Apparel...............................   1,861,775
                  ========================================================

Banking (8.7%)
--------------
          11,650  AmSouth Bancorporation......................     270,134
          47,600  Associates First Capital Corporation........   2,109,275
          20,300  BB&T Corporation............................     744,756
          76,853  Banc One Corporation........................   4,577,557
          49,700  Bank of New York Company, Inc...............   1,823,369
         113,289  Bank America Corporation....................   8,305,500
          19,300  BankBoston Corporation......................     986,713
          55,412  Chase Manhattan Corporation.................   4,800,065
         221,612  Citigroup, Inc..............................  10,526,570
          10,150  Comerica, Inc...............................     603,291
           7,300  Countrywide Credit Industries, Inc..........     312,075
          17,475  Fifth Third Bancorp.........................   1,163,180
          64,732  First Union Corporation.....................   3,042,404
          45,100  Firstar Corporation.........................   1,262,800
          37,170  Fleet Financial Group, Inc..................   1,649,419
          16,500  Franklin Resources, Inc.....................     670,312
          13,720  Huntington Bancshares, Inc..................     480,200
          29,700  Keycorp.....................................     954,113
          34,100  Mellon Bank Corporation.....................   1,240,387
          10,200  Mercantile Bancorporation, Inc..............     582,675
          11,500  J.P. Morgan & Company, Inc..................   1,615,750
          21,400  National City Corporation...................   1,401,700
           7,300  Northern Trust Corporation..................     708,100
          19,600  PNC Bank Corporation........................   1,129,450

The accompanying notes to the financial statements are an integral part of this schedule.

46  Large Company Stock Portfolio Schedule of Investments (Unaudited)

                          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999


Shares                 Common Stock (98.7%)                         Market Value
===============================================================================
Banking--continued
------------------
            9,350  Providian Financial Corporation.............     $   874,225
           14,400  Regions Financial Corporation...............         553,500
            7,100  Republic New York Corporation...............         484,131
           10,800  SouthTrust Corporation......................         414,450
           11,300  Summit Bancorp..............................         472,481
           21,000  Suntrust Banks, Inc.........................       1,458,187
           17,400  Synovus Financial Corp......................         345,825
           47,597  U.S. Bancorp................................       1,618,298
            8,900  Union Planters Corporation..................         397,719
           13,300  Wachovia Corporation........................       1,137,981
           38,729  Washington Mutual, Inc......................       1,370,038
          107,500  Wells Fargo & Company.......................       4,595,625
                   ------------------------------------------------------------
                   Total Banking...............................      64,682,255
                   ============================================================

Brokerage (1.4%)
----------------
           26,325  Charles Schwab Corporation..................       2,892,459
            7,400  Lehman Brothers Holding, Inc................         460,650
           23,300  Merrill Lynch & Company, Inc................       1,862,544
           37,825  Morgan Stanley, Dean Witter & Co............       3,877,062
            9,300  Paine Webber Group, Inc.....................         434,775
            7,225  The Bear Stearns Companies, Inc.............         337,769
                   ------------------------------------------------------------
                   Total Brokerage.............................       9,865,259
                   ============================================================

Business Machines (11.2%)
------------------------
           23,400  3Com Corporation*...........................         624,488
           10,400  Apple Computer, Inc.........................         481,650
            3,800  Autodesk, Inc...............................         112,338
           11,200  Cabletron Systems, Inc.*....................         145,600
            9,300  Ceridian Corporation*.......................         303,994
          206,700  Cisco Sytems, Inc.*.........................      13,332,150
          110,293  Compaq Computers, Inc.......................       2,612,565
            3,200  Data General Corporation*...................          46,600
          166,400  Dell Computer Corporation*..................       6,156,800
           10,300  Gateway, Inc.*..............................         607,700
            8,300  Honeywell, Inc..............................         961,763
            9,600  Ikon Office Solutions.......................         144,000
          120,800  International Business Machines
                   Corporation.................................      15,613,400
          330,300  Microsoft Corporation*......................      29,788,931
           22,000  Novell, Inc.*...............................         583,000
           94,187  Oracle Systems Corporation*.................       3,496,692
           17,400  Parametric Technology Company*..............         241,425
           17,900  Pitney-Bowes, Inc...........................       1,150,075
           15,900  Seagate Technology, Inc.*...................         407,438
           12,200  Silicon Graphics, Inc.*.....................         199,775
           50,400  Sun Microsystems, Inc.*.....................       3,471,300
           17,000  Unisys Corporation*.........................         661,937
           42,900  Xerox Corporation...........................       2,533,781
                   ------------------------------------------------------------
                   Total Business Machines.....................      83,677,402
                   ============================================================

Business Services (3.0%)
------------------------
           67,300  American Online, Inc........................       7,436,650
           40,300  Automatic Data Processing, Inc..............       1,773,200
            6,300  Block (H.R.), Inc...........................         315,000
           10,583  Browning-Ferris Industries, Inc.............         455,069
           35,212  Computer Associates International, Inc......       1,936,660
           10,400  Computer Sciences Corporation...............         719,550
           24,000  Compuware Corporation.......................         763,500
            5,200  Deluxe Corporation..........................         202,475
           10,800  Dun & Bradstreet Corporation................         382,725
            8,400  Ecolab, Inc.................................         366,450
           28,900  First Data Corporation......................       1,414,294
           10,900  General Instrument Corporation*.............         463,250
            9,100  Interpublic Group of Companies, Inc.........         788,288
           21,600  Laidlaw, Inc................................         159,300
           18,042  Mckesson HBOC, Inc..........................         579,599
            2,700  National Service Industries, Inc............          97,200
           11,100  Omnicom Group, Inc..........................         888,000
           16,000  Paychex, Inc................................         510,000
            1,800  Shared Medical Systems Corporation..........         117,450
           10,600  State Street Corporation....................         904,975
           39,099  Waste Management, Inc.......................       2,101,571
                   ------------------------------------------------------------
                   Total Business Services.....................      22,375,206
                   ============================================================

Chemicals (2.0%)
----------------
           15,000  Air Products & Chemicals, Inc...............         603,750
           73,700  E.I. Du Pont de Nemours & Company...........       5,034,631
            5,200  Eastman Chemical Company....................         269,100
            3,900  Great Lakes Chemical Corporation............         179,644
            6,500  Hercules, Inc...............................         255,531
           26,400  Minnesota Mining and
                   Manufacturing Company.......................       2,295,150
           40,900  Monsanto Company............................       1,612,994

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  47

              SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999


Shares                 Common Stock (98.7%)                            Market Value
===================================================================================
Chemicals--continued
--------------------
                4,300  Nalco Chemical Company......................     $   223,063
               11,600  PPG Industries, Inc.........................         685,125
               10,300  Praxair, Inc................................         504,056
               13,813  Rohm & Haas Company.........................         592,248
                5,476  Sealed Air Corporation*.....................         355,255
                6,500  Sigma-Aldrich Corporation...................         223,844
               14,500  The Dow Chemical Company....................       1,839,687
                8,600  Union Carbide Corporation...................         419,250
                4,800  W.R. Grace & Company........................          88,200
                       ------------------------------------------------------------
                       Total Chemicals.............................      15,181,528
                       ============================================================

Construction (0.3%)
-------------------
                2,600  Armstrong World Industries, Inc.............         150,312
                3,900  Centex Corporation..........................         146,494
                4,450  Crane Company...............................         139,897
                4,900  Fluor Corporation...........................         198,450
                3,100  Kaufman & Broad Home Corporation............          77,113
               22,100  Masco Corporation...........................         638,138
                3,500  Owens-Corning Fiberglass Corporation........         120,312
                2,800  Pulte Corporation...........................          64,575
               11,200  Sherwin-Williams Company....................         310,800
                5,800  Stanley Works...............................         186,687
                       ------------------------------------------------------------
                       Total Construction..........................       2,032,778
                       ============================================================

Consumer Durables (0.3%)
------------------------
                5,700  Black & Decker Corporation..................         359,813
                5,900  Maytag Corporation..........................         411,156
               18,373  Newell Company..............................         854,344
                3,700  Tupperware Corporation......................          94,350
                5,000  Whirlpool Corporation.......................         370,000
                       ------------------------------------------------------------
                       Total Consumer Durables.....................       2,089,663
                       ============================================================

Containers (0.1%)
-----------------
                2,000  Ball Corporation............................          84,500
                3,400  Bemis Company, Inc..........................         135,150
                8,000  Crown Cork & Seal Company, Inc..............         228,000
               10,100  Owens-Illinois, Inc.*.......................         330,144
                       ------------------------------------------------------------
                       Total Containers............................         777,794
                       ============================================================

Cosmetics (2.0%)
----------------
                3,700  Alberto-Culver Company......................          98,512
               17,100  Avon Products, Inc..........................         949,050
                7,700  Clorox Company..............................         822,456
               19,200  Colgate-Palmolive Company...................       1,896,000
               72,500  Gillette Company............................       2,972,500
                6,900  International Flavors and Fragrances, Inc...         306,188
               86,900  Procter & Gamble Company....................       7,755,825
                       ------------------------------------------------------------
                       Total Cosmetics.............................      14,800,531
                       ============================================================

Credit Cards (0.4%)
-------------------
               12,900  Capital One Financial Corporation...........         718,369
                9,600  Equifax, Inc................................         342,600
               52,368  MBNA Corporation............................       1,603,770
                       ------------------------------------------------------------
                       Total Credit Cards..........................       2,664,739
                       ============================================================

Drugs & Medicine (10.4%)
------------------------
               99,300  Abbott Laboratories.........................       4,518,150
                4,400  Allergan, Inc...............................         488,400
                6,500  Alza Corporation*...........................         330,688
               86,200  American Home Products Corporation..........       4,956,500
               33,300  Amgen, Inc..................................       2,027,138
                3,500  Bard (C.R.), Inc............................         167,344
                3,700  Bausch & Lomb, Inc..........................         283,050
               18,800  Baxter International, Inc...................       1,139,750
               16,200  Becton, Dickinson and Company...............         486,000
                7,300  Biomet, Inc.................................         290,175
               25,700  Boston Scientific Corporation*..............       1,129,194
              130,100  Bristol-Myers Squibb Company................       9,163,919
               17,750  Cardinal Health Inc.........................       1,138,219
               42,200  Columbia/HCA Healthcare Corporation.........         962,687
               72,000  Eli Lilly & Company.........................       5,157,000
               19,700  Guidant Corporation.........................       1,013,319
               88,000  Johnson & Johnson...........................       8,624,000
                4,600  Mallinckrodt Group, Inc.....................         167,325
               38,300  Medtronic, Inc..............................       2,982,612
              155,900  Merck & Company, Inc........................      11,536,600
               85,000  Pfizer, Inc.................................       9,328,750
               33,215  Pharmacia & Upjohn, Inc.....................       1,887,027
               96,100  Schering-Plough Corporation.................       5,093,300
                5,421  St. Jude Medical, Inc.*.....................         193,123
               53,700  Warner-Lambert Company......................       3,725,437

The accompanying notes to the financial statements are an integral part of this schedule.

48  Large Company Stock Portfolio Schedule of Investments (Unaudited)

              SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999



Shares              Common Stock (98.7%)                            Market Value
================================================================================
Drugs & Medicine--continued
---------------------------
             6,200  Watson Pharmaceuticals, Inc....................  $   217,387

                    ------------------------------------------------------------
                    Total Drugs & Medicine.........................   77,007,094
                    ============================================================

Electronics (5.2%)
------------------
             4,000  Adobe Systems, Inc..........................         328,625
             9,400  Advanced Micro Devices, Inc.*...............         169,788
            24,200  Applied Materials, Inc.*....................       1,787,775
             2,900  EG&G, Inc...................................         103,313
            65,600  EMC Corporation*............................       3,608,000
             5,100  Harris Corporation..........................         199,856
            66,500  Hewlett-Packard Company.....................       6,683,250
           218,100  Intel Corporation...........................      12,976,950
             9,200  LSI Logic Corporation*......................         424,350
            16,200  Micron Technology, Inc......................         653,062
            39,300  Motorola, Inc...............................       3,723,675
            10,900  National Semiconductor Corporation*.........         275,906
             3,300  PE Corp--PE Biosystems Group................         378,675
             4,900  Scientific-Atlanta, Inc.....................         176,400
            16,400  Solectron Corporation.......................       1,093,675
             3,050  Tektronix, Inc..............................          92,072
            25,400  Tellabs, Inc.*..............................       1,716,087
            25,600  Texas Instruments, Inc......................       3,712,000
            10,300  Thermo Electron Corporation*................         206,644
             3,700  Thomas & Betts Corporation..................         174,825

                    ------------------------------------------------------------
                    Total Electronics...........................      38,484,928
                    ============================================================

Energy & Utilities (2.7%)
-------------------------
            12,400  AES Corporation*............................         720,750
             8,900  Ameren Corporation..........................         341,538
            12,500  American Electric Power Company.............         469,531
            10,300  CINergy Corporation.........................         329,600
             7,600  CMS Energy Corporation......................         318,250
             9,900  Carolina Power & Light Company..............         423,844
            13,900  Central & Southwest Corporation.............         324,913
            13,900  Coastal Corporation.........................         556,000
             5,550  Columbia Gas System, Inc....................         347,916
            15,200  Consolidated Edison, Inc....................         687,800
             6,200  Consolidated Natural Gas Company............         376,650
             9,700  Constellation Energy Group..................         287,363
             9,400  DTE Energy Company..........................         376,000
            12,700  Dominion Resources, Inc.....................         550,069
            23,608  Duke Energy Corporation.....................       1,283,685
            23,000  Edison International........................         615,250
            23,000  Enron Corporation...........................       1,880,250
            16,100  Entergy Corporation.........................         503,125
            15,500  FirstEnergy Corporation.....................         480,500
            11,800  FPL Group, Inc..............................         644,575
             8,300  General Public Utilities Corporation........         350,156
             7,400  New Century Energies, Inc...................         287,213
            12,200  Niagara Mohawk Power Corporation............         195,962
             3,100  Nicor, Inc..................................         117,994
             9,900  Northern States Power Company...............         239,456
             2,000  ONEOK, Inc..................................          63,500
             9,800  P P & L Resources, Inc......................         301,350
            25,000  Pacific Gas & Electric Company..............         812,500
            19,400  PacifiCorp..................................         356,475
            14,600  Peco Energy Company.........................         611,375
             2,300  Peoples Energy Corporation..................          86,681
            14,600  Public Service Enterprise...................         596,775
            18,573  Reliant Energy, Inc.........................         513,079
            15,666  Sempra Energy...............................         354,443
             7,100  Sonat, Inc..................................         235,187
            45,600  Southern Company............................       1,208,400
            18,417  Texas Utilities Company.....................         759,701
            14,200  Unicom Corporation..........................         547,587
            27,900  Williams Companies, Inc.....................       1,187,494

                    ------------------------------------------------------------
                    Total Energy & Utilities....................      20,342,937
                    ============================================================

Energy Raw Materials (0.8%)
---------------------------
            21,300  Baker Hughes, Inc...........................         713,550
            11,535  Burlington Resources, Inc...................         498,889
             1,500  Eastern Enterprises.........................          59,625
            28,700  Halliburton Company.........................       1,298,675
             3,800  McDermott International, Inc................         107,350
            22,600  Occidental Petroleum Corporation............         477,425
            35,800  Schlumberger, Ltd...........................       2,280,013
            16,372  Union Pacific Resources Group Inc...........         267,068

                    ------------------------------------------------------------
                    Total Energy Raw Materials..................       5,702,595
                    ============================================================

Food & Agriculture (2.0%)
-------------------------
            38,680  Archer-Daniels-Midland Company..............         597,123
            18,600  BestFoods...................................         920,700
            29,000  Campbell Soup Company.......................       1,344,875

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  49

         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999


Shares         Common Stock (98.7%)                            Market Value
===========================================================================
Food & Agriculture--continued
-----------------------------
   32,000      ConAgra, Inc................................     $   852,000
   10,100      General Mills, Inc..........................         811,788
   23,600      H.J. Heinz Company..........................       1,182,950
    9,300      Hershey Foods Corporation...................         552,188
   26,500      Kellogg Company.............................         874,500
   21,200      Nabisco Group Holdings Corporation..........         414,725
   15,600      Pioneer Hi-Bred International, Inc..........         607,425
    9,000      Quaker Oats Company.........................         597,385
   21,400      Ralston Purina Corporation..................         651,362
   59,600      Sara Lee Corporation........................       1,352,175
    7,800      Supervalu, Inc..............................         200,362
   21,700      Sysco Corporation...........................         646,931
   37,471      Unilever N.V................................       2,613,602
    7,600      Wrigley (Wm) Jr. Company....................         684,000
               ------------------------------------------------------------
               Total Food & Agriculture....................      14,904,091
               ============================================================
Food & Beverages (2.0%)
-----------------------
  161,300      Coca-Cola Company...........................      10,081,250
   27,700      Coca-Cola Enterprises, Inc..................         851,775
   96,000      PepsiCo, Inc................................       3,714,000
               ------------------------------------------------------------
               Total Food & Beverages......................      14,647,025
               ============================================================
Gold (0.2%)
-----------
   24,400      Barrick Gold Corporation....................         472,750
   15,000      Battle Mountain Gold Company................          36,563
   17,000      Homestake Mining Company....................         139,187
   10,848      Newmont Mining Corporation..................         215,604
   21,200      Placer Dome, Inc............................         250,425
               ------------------------------------------------------------
               Total Gold..................................       1,114,529
               ============================================================
Health Care (0.4%)
------------------
    7,200      HCR Manor Health Care, Inc.*................         174,150
   27,600      HEALTHSOUTH Corporation*....................         412,275
   10,900      Humana, Inc.*...............................         141,019
   20,800      IMS Health, Inc.............................         650,000
   20,200      Tenet Healthcare Corporation*...............         374,963
   12,200      United Healthcare Corporation...............         764,025
    4,500      Wellpoint Health Networks, Inc..............         381,937
               ------------------------------------------------------------
               Total Health Care...........................       2,898,369
               ============================================================
Insurance (3.4%)
----------------
   17,300      AFLAC, Inc..................................         828,238
    9,449      Aetna Life & Casualty Company...............         845,095
   53,682      Allstate Corporation........................       1,925,842
   16,562      American General Corporation................       1,248,361
   80,369      American International Group, Inc...........       9,408,196
   16,625      Aon Corporation.............................         685,781
   10,700      Chubb Corporation...........................         743,650
   13,600      Cigna Corporation...........................       1,210,400
   10,900      Cincinnati Financial Corporation............         409,431
   20,907      Conseco, Inc................................         636,357
   15,200      ITT Hartford Group, Inc.....................         886,350
    7,000      Jefferson-Pilot Corporation.................         463,313
   13,400      Lincoln National Corporation................         700,987
    6,600      MBIA, Inc...................................         427,350
    7,100      MGIC Investment Corporation.................         345,237
   16,850      Marsh & McLennan Companies, Inc.............       1,272,175
    4,800      Progressive Corporation.....................         696,000
    8,800      Provident Companies, Inc....................         352,000
    8,900      Safeco Corporation..........................         392,712
   15,346      St. Paul Companies, Inc.....................         488,195
    9,100      Torchmark Corporation.......................         310,537
    8,200      Transamerica Corporation....................         615,000
    9,000      Unum Corporation............................         492,750
               ------------------------------------------------------------
               Total Insurance.............................      25,383,957
               ============================================================
Liquor (0.5%)
-------------
    2,400      Adolph Coors Company........................         118,800
   31,300      Anheuser-Busch Companies, Inc...............       2,220,344
    4,500      Brown-Foreman Corporation...................         293,344
   26,100      Seagram Company, Ltd........................       1,314,787
               ------------------------------------------------------------
               Total Liquor................................       3,947,275
               ============================================================
Media (2.4%)
------------
   46,200      CBS Corporation.............................       2,006,812
   21,200      Clear Channel Communications, Inc.*.........       1,461,475
   48,300      Comcast Corporation, Class A................       1,856,531
    6,100      Dow Jones & Company, Inc....................         323,681
   18,500      Gannett Company, Inc........................       1,320,438
    4,700      King World Productions, Inc.................         163,619
    5,100      Knight Ridder, Inc..........................         280,181

The accompanying notes to the financial statements are an integral part of this schedule.

50  Large Company Stock Portfolio Schedule of Investments (Unaudited)

                          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999


Shares          Common Stock (98.7%)                      Market Value
======================================================================
Media--continued
----------------
        12,800  McGraw-Hill, Inc.........................  $   690,400
         3,400  Meredith Corporation.....................      117,725
        11,900  New York Times Company...................      438,069
         8,700  R.R. Donnelley & Sons Company............      322,444
        80,300  Time Warner, Inc.........................    5,902,050
         5,000  Times Mirror Company.....................      296,250
         7,800  Tribune Company..........................      679,575
        45,500  Viacom, Inc.*............................    2,002,000
                ------------------------------------------------------
                Total Media..............................   17,861,250
                ======================================================
Miscellaneous Finance (1.8%)
----------------------------
        29,700  American Express Company.................    3,864,713
        44,400  Federal Home Loan Mortgage Corporation...    2,575,200
        67,900  Federal National Mortgage Association....    4,642,662
         3,800  Golden West Financial Corporation........      372,400
        31,586  Household International Corporation......    1,496,387
        10,800  SLM Holding Corporation..................      494,775
                ------------------------------------------------------
                Total Miscellaneous Finance..............   13,446,137
                ======================================================
Motor Vehicles (1.4%)
---------------------
         2,800  Cummins Engine Company, Inc..............      159,950
        10,766  Dana Corporation.........................      495,909
        36,894  Delphi Automotive Systems Corporation....      684,845
         4,700  Eaton Corporation........................      432,400
         2,200  Fleetwood Enterprises, Inc...............       58,163
        79,100  Ford Motor Company.......................    4,464,206
        42,800  General Motors Corporation...............    2,824,800
        11,700  Genuine Parts Company....................      409,500
         6,500  ITT Industries, Inc......................      247,813
         4,300  Navistar International Corporation*......      215,000
         5,100  PACCAR, Inc..............................      272,212
                ------------------------------------------------------
                Total Motor Vehicles.....................   10,264,798
                ======================================================
Non-Durables & Entertainment (0.2%)
-----------------------------------
         4,500  American Greetings Corporation, Class A..      135,563
         4,600  Harcourt General, Inc....................      237,187
        12,750  Hasbro, Inc..............................      356,203
         2,300  Jostens, Inc.............................       48,444
        27,250  Mattel, Inc..............................      720,422
        17,800  Service Corporation International........      342,650
                ------------------------------------------------------
                Total Non-Durables & Entertainment.......    1,840,469
                ======================================================
Non-Ferrous Metals (0.4%)
-------------------------
        14,800  Alcan Aluminium, Ltd.....................      472,675
        24,100  Alcoa, Inc...............................    1,491,188
         2,500  Asarco, Inc..............................       47,031
         5,900  Cyprus Minerals Company..................       89,606
         9,000  Engelhard Corporation....................      203,625
        10,800  Freeport-McMoran Copper & Gold, Class B..      193,725
        11,800  Inco, Ltd................................      212,400
         3,800  Phelps Dodge Corporation.................      235,363
         4,200  Reynolds Metals Company..................      247,800
                ------------------------------------------------------
                Total Non-Ferrous Metals.................    3,193,413
                ======================================================
Oil--Domestic (0.8%)
--------------------
         5,900  Amerada Hess Corporation.................      351,050
         8,200  Anadarko Petroleum Corporation...........      301,863
         7,200  Apache Corporation.......................      280,800
         4,800  Ashland Oil, Inc.........................      192,600
        21,400  Atlantic Richfield Company...............    1,788,238
         3,200  Helmerich & Payne, Inc...................       76,200
         5,624  Kerr-McGee Corporation...................      282,254
        16,600  Phillips Petroleum Company...............      835,188
         5,400  Rowan Companies, Inc.*...................       99,562
         6,100  Sunoco, Inc..............................      184,144
        20,100  USX-Marathon Group, Inc..................      654,506
        15,700  Unocal Corporation.......................      622,112
                ------------------------------------------------------
                Total Oil--Domestic......................    5,668,517
                ======================================================
Oil--International (4.3%)
-------------------------
        42,700  Chevron Corporation......................    4,064,506
       159,100  Exxon Corporation........................   12,270,588
        51,100  Mobil Corporation........................    5,058,900
       140,300  Royal Dutch Petroleum Company............    8,453,075
        35,000  Texaco, Inc..............................    2,187,500
                ------------------------------------------------------
                Total Oil--International.................   32,034,569
                ======================================================
Optical & Photo (0.4%)
----------------------
        15,900  Corning, Inc.............................    1,114,988
        21,200  Eastman Kodak Company....................    1,436,300

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  51

        SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Shares           Common Stock (98.7%)                         Market Value
==========================================================================
Optical & Photo--continued
--------------------------
          2,800  Polaroid Corporation........................   $   77,350
                 ---------------------------------------------------------
                 Total Optical & Photo.......................    2,628,638
                 =========================================================
Paper & Forest Products (1.0%)
------------------------------
          3,700  Boise Cascade Corporation...................      159,100
          6,200  Champion International Corporation..........      296,825
         14,400  Fort James Corporation......................      545,400
         11,500  Georgia-Pacific Corporation.................      544,813
         26,737  International Paper Company.................    1,350,218
         35,392  Kimberly-Clark Corporation..................    2,017,344
          7,100  Louisiana-Pacific Corporation...............      168,625
          6,600  Mead Corporation............................      275,550
          1,900  Potlatch Corporation........................       83,481
          3,700  Temple-Inland, Inc..........................      252,525
          6,500  Westvaco Corporation........................      188,500
         13,100  Weyerhaeuser Company........................      900,625
          7,200  Willamette Industries, Inc..................      331,650
                 ---------------------------------------------------------
                 Total Paper & Forest Products...............    7,114,656
                 =========================================================
Producers Goods (5.6%)
----------------------
         36,400  Allied Signal, Inc..........................    2,293,200
          7,700  Avery Dennison Corporation..................      464,888
          1,600  Briggs & Stratton Corporation...............       92,400
          4,800  Case Corporation............................      231,000
         23,400  Caterpillar, Inc............................    1,404,000
          6,500  Cooper Industries, Inc......................      338,000
         15,600  Deere & Company.............................      618,150
         14,500  Dover Corporation...........................      507,500
         28,700  Emerson Electric Company....................    1,804,513
          2,200  FMC Corporation*............................      150,287
          2,600  Foster Wheeler Corporation..................       36,725
        214,500  General Electric Company....................   24,238,500
         16,400  Illinois Tool Works, Inc....................    1,344,800
         10,850  Ingersoll-Rand Company......................      701,181
          5,600  Johnson Controls, Inc.......................      388,150
          5,700  KLA Instruments Corporation*................      369,787
          2,500  Milacron, Inc...............................       46,250
          2,800  Millipore Corporation.......................      113,575
            610  NACCO Industries, Inc.......................       44,835
          8,100  Pall Corporation............................      179,719
          7,050  Parker Hannifin Corporation.................      322,537
          5,000  Raychem Corporation.........................      185,000
          4,300  Snap-On, Inc................................      155,606
         11,100  Tenneco, Inc................................      265,013
          4,000  Timken Company..............................       78,000
         53,513  Tyco International Ltd......................    5,070,357
          6,200  W.W. Grainger, Inc..........................      333,638
                 ---------------------------------------------------------
                 Total Producers Goods.......................   41,777,611
                 =========================================================
Railroad & Shipping (0.5%)
--------------------------
         30,692  Burlington Northern, Inc....................      951,452
         14,200  CSX Corporation.............................      643,438
          7,100  Kansas City Southern Industries, Inc........      453,069
         24,800  Norfolk Southern Corporation................      747,100
         16,100  Union Pacific Corporation...................      938,831
                 ---------------------------------------------------------
                 Total Railroad & Shipping...................    3,733,890
                 =========================================================
Restaurants/Food Services (0.6%)
--------------------------------
          9,000  Darden Restaurants, Inc.....................      196,313
         88,500  McDonald's Corporation......................    3,656,156
          9,920  Trican Global Restaurants, Inc.*............      536,920
          8,100  Wendy's International, Inc..................      229,331
                 ---------------------------------------------------------
                 Total Restaurants/Food Services.............    4,618,720
                 =========================================================
Retail Stores (6.4%)
--------------------
         27,277  Albertson's, Inc............................    1,406,470
          9,800  Autozone, Inc.*.............................      295,225
         25,500  CVS Corporation.............................    1,303,688
         53,860  Cendant Corporation*........................    1,104,130
          6,600  Circuit City Stores, Inc....................      613,800
          7,100  Consolidated Stores Corporation*............      191,700
         14,300  Costco Companies, Inc.*.....................    1,144,894
         28,800  Dayton Hudson Corporation...................    1,872,000
          6,900  Dillard's Inc...............................      242,363
         14,412  Dollar General Corporation..................      417,948
         13,700  Federated Department Stores, Inc.*..........      725,244
          2,500  Great Atlantic & Pacific Tea Company, Inc...       84,531
         96,400  Home Depot, Inc.............................    6,211,775
         17,200  J.C. Penney Company, Inc....................      835,275
         32,200  Kmart Corporation...........................      529,288
         10,400  Kohl's Corporation..........................      802,750
         53,800  Kroger Corporation*.........................    1,503,038
          2,600  Long's Drug Stores, Inc.....................       89,862
         24,200  Lowe's Companies, Inc.......................    1,371,838

The accompanying notes to the financial statements are an integral part of this schedule.

52  Large Company Stock Portfolio Schedule of Investments (Unaudited)

                          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999


Shares               Common Stock (98.7%)                          Market Value
===============================================================================
Retail Stores--continued
             22,900  May Department Stores Company...............    $  936,037
              9,200  Nordstrom, Inc..............................       308,200
              3,397  Pep Boys-Manny, Moe, & Jack.................        73,460
             16,900  Rite Aid Corporation........................       416,162
             31,800  Safeway, Inc................................     1,574,100
             25,000  Sears, Roebuck & Company....................     1,114,062
             30,150  Staples, Inc................................       932,766
             21,100  TJX Companies, Inc..........................       702,894
             13,000  Tandy Corporation...........................       635,375
             56,063  The Gap, Inc................................     2,824,148
             13,752  The Limited, Inc............................       623,997
             16,400  Toys "R" Us, Inc.*..........................       339,275
            290,900  Wal-Mart Stores, Inc........................    14,035,925
             65,300  Walgreen Company............................     1,918,187
              9,700  Winn-Dixie Stores, Inc......................       358,294
                     ----------------------------------------------------------
                     Total Retail Stores.........................    47,538,701
                     ==========================================================
Steel (0.1%)
------------
             12,739  Allegheny Teledyne, Inc.....................       288,220
              8,500  Bethlehem Steel Corporation*................        65,344
              5,700  Nucor Corporation...........................       270,393
              5,700  USX-US Steel Group, Inc.....................       153,900
              6,000  Worthington Industries, Inc.................        98,625
                     ----------------------------------------------------------
                     Total Steel.................................       876,482
                     ==========================================================
Technology (0.4%)
-----------------
             15,400  BMC Software, Inc.*.........................       831,600
             32,200  Electronic Data Systems Corporation.........     1,821,313
             15,200  Peoplesoft, Inc.*...........................       262,200
                     ----------------------------------------------------------
                     Total Technology............................     2,915,113
                     ==========================================================
Telephone (11.0%)
-----------------
             18,000  ALLTEL Corporation..........................     1,287,000
            205,846  AT&T Corporation............................    11,488,780
             72,000  Ameritech Corporation.......................     5,292,000
              5,375  Andrew Corporation*.........................       101,789
            101,492  Bell Atlantic Corporation...................     6,635,040
            127,500  BellSouth Corporation.......................     5,976,562
              9,000  CenturyTel, Inc.............................       357,750
             11,200  Frontier Corporation........................       660,800
             63,200  GTE Corporation.............................     4,787,400
            196,322  Lucent Technologies, Inc....................    13,239,465
            119,982  MCI Worldcom, Inc...........................    10,348,447
             39,800  Mediaone Group, Inc.*.......................     2,960,125
             18,800  Nextel Communication, Inc.*.................       943,525
             43,500  Nortel Networks Corporation.................     3,776,344
            127,944  SBC Communications, Inc.....................     7,420,752
             58,400  Sprint Corporation..........................     3,084,250
             28,750  Sprint PCS Group*...........................     1,642,344
             32,854  U.S. West, Inc..............................     1,930,172
                     ----------------------------------------------------------
                     Total Telephone.............................    81,932,545
                     ==========================================================
Tires & Rubber (0.2%)
---------------------
              4,900  Cooper Tire & Rubber Company................       115,763
              8,700  Danaher Corporation.........................       505,688
             10,200  Goodyear Tire & Rubber Company..............       599,887
                     ----------------------------------------------------------
                     Total Tires & Rubber........................     1,221,338
                     ==========================================================
Tobacco (1.1%)
--------------
             11,100  Fortune Brands, Inc.........................       459,263
              7,500  Loews Corporation...........................       593,437
            159,300  Phillip Morris Companies, Inc...............     6,401,869
             12,100  UST, Inc....................................       353,925
                     ----------------------------------------------------------
                     Total Tobacco...............................     7,808,494
                     ==========================================================
Travel & Recreation (1.0%)
--------------------------
              6,000  Brunswick Corporation.......................       167,250
             40,100  Carnival Corporation........................     1,944,850
              8,200  Harrah's Entertainment*.....................       180,400
             17,000  Hilton Hotels Corporation...................       241,188
             15,800  Marriott International, Inc.................       590,525
             12,800  Mirage Resorts, Inc.*.......................       214,400
            134,447  Walt Disney Company.........................     4,142,648
                     ----------------------------------------------------------
                     Total Travel & Recreation...................     7,481,261
                     ==========================================================
Trucking & Freight (0.1%)
-------------------------
              4,600  Ryder Systems, Inc..........................       119,600
                     ----------------------------------------------------------
                     Total Trucking & Freight....................       119,600
                     ==========================================================
                     ----------------------------------------------------------
                     Total Common Stock
                     (cost basis $493,241,314)...................   732,443,765
                     ==========================================================


The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  53

         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Principal     Short-term                 Interest      Maturity          Market
Amount        Investments (0.7%)         Rate          Date              Value
===============================================================================
  $1,672,000  Alabama Power
              Company..................  5.300%        7/07/99      $  1,670,523
   1,832,000  Cargill, Inc.............  5.200         7/01/99         1,832,000
     840,000  New Jersey Natural
              Gas Company..............  5.350         7/02/99           839,875
     633,000  AT & T Capital Corp......  5.080         7/01/99           663,000
              ------------------------------------------------------------------
              Total Short-Term Investments
              (amortized cost basis $5,005,398)....................    5,005,398
              ==================================================================
              ------------------------------------------------------------------
              Total Investments (99.4%)
              (amortized cost basis $498,246,712)..................  737,449,163
              ==================================================================
              ------------------------------------------------------------------
              Other Assets,
              Less liabilities (0.6%)..............................    4,722,671
              ==================================================================
              ------------------------------------------------------------------
              Net Assets (100.0%).................................. $742,171,834
              ==================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

54  Large Company Stock Portfolio Schedule of Investments (Unaudited)

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI ANNUAL REPORT


              AAL Variable Product International Stock Portfolio
         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (Unaudited)


Investment Objective
 ....................
The portfolio strives for long-term capital growth by investing primarily in foreign stocks.

                                                                  Market
Shares         Common Stocks (94.4%)           Industry           Value
==========================================================================

Australia (2.3%)
 ................
     42,600    Australia & New Zealand
               Banking Group Limited.................Banking......$313,240
     54,618    Coca-Cola Amatil Ltd..........Food & Beverage.......220,128
               -----------------------------------------------------------
               Total Australia.....................................533,368
               ===========================================================
Canada (3.5%)
-------------
      8,900    BCE, Inc............................Telephone.......431,470
      7,800    Seagram Company
               Limited.......................Food & Beverage.......386,574
               -----------------------------------------------------------
               Total Canada........................................818,044
               ===========================================================
France (8.4%)
-------------
       1,230   Carrefour SA...........................Retail.......180,752
       1,511   Group Danone..................Food & Beverage.......389,553
         857   Equant NV..........................Technology........79,010
       3,039   Suez Lyonnaise des Eaux..........Construction.......548,129
       3,721   Valeo SA...........................Automotive.......306,982
       5,958   Vivendi...............................Utility.......482,624
               -----------------------------------------------------------
               Total France......................................1,987,050
               ===========================================================
Germany (5.7%)
--------------
       2,280   DaimlerChrysler AG.................Automotive.......199,150
       7,134   Hoechst AG....................Holding Company.......321,497
       5,549   Mannesmann AG.......................Machinery.......829,747
               -----------------------------------------------------------
               Total Germany.....................................1,350,394
               ===========================================================
Greece (0.3%)
-------------
       3,096   Hellenic Telecommunication
               Organization SA*....................Telephone........66,362
               -----------------------------------------------------------
               Total Greece.........................................66,362
               ===========================================================
Hong Kong (0.8%)
----------------
      20,000   Hutchinson Whampoa
               Limited.......................Holding Company.......181,089
               -----------------------------------------------------------
               Total Hong Kong.....................................181,089
               ===========================================================
Hungary (0.5%)
--------------
       2,760   Gedeon Richter...............Drugs & Medicine.......119,872
               -----------------------------------------------------------
               Total Hungary.......................................119,872
               ===========================================================
Italy (7.8%)
------------
     132,035   Banca Nazionale del Lavoro*...........Banking.......415,290
       4,630   Banca Popolare di
               Bergamo Credito Varesino SpA*.........Banking.......101,701
      30,850   Mediaset SpA............................Media.......274,236
      76,897   Telecom Italia SpA..................Telephone.......799,342
      57,500   Unicredito Italiano...................Banking.......252,604
               -----------------------------------------------------------
               Total Italy.......................................1,843,173
               ===========================================================
Japan (22.1%)
-------------
      50,000   Fuji Bank, Ltd........................Banking.......348,656
       6,000   Ito-Yokado Company, Ltd................Retail.......401,533
       9,000   Kao Corporation........................Retail.......252,817
      17,000   Matsushita Electric Industrial
               Company, Ltd............................Media.......330,067

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  55

        SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

                                                                    Market
Shares         Common Stocks (94.4%)           Industry             Value
================================================================================
Japan--continued
----------------
     3,000     Murata Manufacturing
               Co., Ltd......................  Electronics......... $   197,296
        36     Nippon Telegraph & Telephone..  Telephone...........     419,379
        56     NTT Mobile Communication
               Network, Inc.*................  Telephone...........     758,781
    34,000     Nikko Securities Company......  Banking.............     219,389
     9,000     Nomura Securities Company.....  Banking.............     105,365
     2,000     Rohm Company, Ltd.............  Electronics.........     313,129
    59,000     Sakura Bank, Ltd..............  Banking.............     223,743
       390     Schoholh Fund & Co., Ltd.*....  Finance.............     279,685
     4,000     TDK Corporation...............  Electronics.........     365,841
    10,000     Takeda Chemical Industries....  Healthcare..........     463,498
     2,600     Takefuji Corporation..........  Finance.............     268,729
    35,000     Toshiba Corporation...........  Electronics.........     249,553
               ----------------------------------------------------------------
               Total Japan.........................................   5,197,461
               ================================================================
Mexico (0.8%)
-------------
     2,300     Telefonos de Mexico SA ADR....  Telephone...........     185,869
               ----------------------------------------------------------------
               Total Mexico........................................     185,869
               ================================================================
Netherlands (8.9%)
------------------
     2,717     Laurus, N.V.*.................  Retail..............      63,043
     3,942     Libertel N.V..................  Telephone...........      77,238
     5,885     Royal Dutch Petroleum
               Company.......................  International Oil...     344,713
    17,439     Royal PTT Nederland...........  Telephone...........     818,268
    12,270     Verenigde Nederlands
               Uitgeversbedrijven
               Verenigd Bezit................  Publishing/Printing.     490,319
    10,947     Vendex N.V....................  Retail..............     292,387
               ----------------------------------------------------------------
               Total Netherlands...................................   2,085,968
               ================================================================
New Zealand (1.4%)
------------------
    77,112     Telecom Corporation of
               New Zealand...................  Telephone...........     330,988
               ----------------------------------------------------------------
               Total New Zealand...................................     330,988
               ================================================================
Philippines (0.3%)
------------------
     6,460     Metropolitan Bank & Trust
               Company.......................  Banking.............      64,517
               ----------------------------------------------------------------
               Total Philippines...................................      64,517
               ================================================================
Portugal (1.2%)
---------------
     6,758     Portugal Telecom*.............  Telephone...........     274,934
               ----------------------------------------------------------------
               Total Portugal......................................     274,934
               ================================================================
Singapore (0.2%)
----------------
     4,000     Development Bank of
               Singapore, Ltd................  Banking.............      48,869
               ----------------------------------------------------------------
               Total Singapore.....................................      48,869
               ================================================================
South Korea (0.9%)
------------------
     5,200     Korea Telecom Corporation.....  Telephone...........     208,000
               ----------------------------------------------------------------
               Total South Korea...................................     208,000
               ================================================================
Spain (3.5%)
------------
    14,038     Argentaria SA.................  Banking.............     319,789
     2,928     Banco Popular Espanol SA......  Banking.............     210,609
     6,012     Telefonica de Espana..........  Telephone...........     289,590
               ----------------------------------------------------------------
               Total Spain.........................................     819,988
               ================================================================
Sweden (0.9%)
-------------
     9,320     Hennes & Mauritz AB...........  Retail..............     230,213
               ----------------------------------------------------------------
               Total Sweden........................................     230,213
               ================================================================
Switzerland (2.7%)
------------------
      227      Novartis......................  Healthcare Products.     331,462
       13      Roche Holding AG..............  Drugs & Medicine....     133,629
      301      Swiss Life Bearer*............  Insurance...........     182,195
               ----------------------------------------------------------------
               Total Switzerland...................................     647,286
               ================================================================
United Kingdom (20.3%)
----------------------
   28,423      Allied Zurich plc*............  Finance.............     355,063
   26,557      B.A.T. Industries, plc........  Holding Company.....     247,821
   96,396      British Aerospace.............  Manufacturing.......     630,205
   35,495      British Sky
               Broadcasting plc*.............  Technology..........     328,150
   34,827      Diageo plc....................  Consumer Products...     362,873
   21,300      Glaxo Wellcome plc............  Drugs...............     591,592
   29,542      Imperial Chemical
               Industries plc................  Chemicals...........     291,974
   21,280      Railtrack Group plc...........  Holding Company.....     434,053
   42,518      Reed International plc........  Holding Company.....     285,844

The accompanying notes to the financial statements are an integral part of this schedule.

56  International Stock Portfolio Schedule of Investments (Unaudited)

                          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

                                                                    Market
Shares         Common Stocks (94.4%)           Industry             Value
===============================================================================
United Kingdom--continued
-------------------------
     64,623    Somerfield plc................  Retail.............     $303,048
     47,600    Vodafone Group plc............  Telephone..........      940,895
               ----------------------------------------------------------------
               Total United Kingdom...............................    4,771,518
               ================================================================
United States (1.9%)
--------------------
      6,485    Gucci Group NV................  Retail.............      453,950
               ----------------------------------------------------------------
               Total United States................................      453,950
               ================================================================
               ----------------------------------------------------------------
               Total Common Stocks
               (cost basis $19,849,116)...........................   22,218,913
               ================================================================

                   Short-Term              Interest     Maturity    Market
Par Value          Investments (4.7%)      Rate         Date        Value
===============================================================================
   $1,100,000      Four Winds Funding
                   Corporation............ 5.750%...... 7/1/99..... $ 1,100,000
                   ------------------------------------------------------------
                   Total Commercial Paper
                   (amortized cost $1,100,000).....................   1,100,000
                   ============================================================
                   ------------------------------------------------------------
                   Total Investments (99.1%)
                   (amortized cost basis $20,949,116)..............  23,318,913
                   ============================================================
                   ------------------------------------------------------------
                   Other Assets,
                   Less Liabilities (0.9%).........................     207,425
                   ============================================================
                   ------------------------------------------------------------
                   Net Assets (100.0%)............................. $23,525,338
                   ============================================================

        *Non-income producing security


The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  57

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI ANNUAL REPORT


           AAL Variable Product Small Company
           Stock Portfolio

           SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (Unaudited)



           Investment Objective
           --------------------
           The portfolio strives for capital growth that approximates the performance of the S&P SmallCap 600 Index, by investing primarily in common stocks of the index.


Shares              Common Stocks (99.1%)                           Market Value
================================================================================

Aerospace  (0.5%)
-----------------
         15,500  AAR Corporation................................     $   351,656
         13,900  B/E Aerospace, Inc.*...........................         259,756
         13,300  Kaman Corporation..............................         208,644
         12,600  Trimble Navigation Limited*....................         162,225
                 ---------------------------------------------------------------
                 Total Aerospace................................         982,281
                 ===============================================================

Air Transportation (0.5%)
-------------------------
         18,900  Air Express International Corporation..........         479,587
         19,200  Mesa Air Group, Inc.*..........................         144,300
         11,700  Pittston BAX Group.............................         111,150
         13,700  SkyWest, Inc...................................         341,644
                 ---------------------------------------------------------------
                 Total Air Transportation.......................       1,076,681
                 ===============================================================

Apparel (2.8%)
--------------
          7,900  Ashworth, Inc.*................................          36,537
          7,900  J. Baker, Inc..................................          68,137
         10,300  Brown Group, Inc...............................         224,025
         14,300  Cone Mills Corporation*........................          85,800
          8,700  Cyrk, Inc.*....................................          52,744
         13,400  Delta Woodside Industries, Inc.................          80,400
          6,400  Dixie Group, Inc...............................          54,299
          6,700  Galey & Lord, Inc.*............................          29,313
         18,800  Goody's Family Clothing, Inc.*.................         215,025
         12,700  Guilford Mills, Inc............................         131,763
         13,700  Gymboree Corporation*..........................         143,850
          4,000  Haggar Corporation.............................          52,500
         19,400  Hartmax Corporation*...........................          81,237
         16,000  Jan Bell Marketing, Inc.*......................          56,000
         10,400  Jo-Ann Stores, Inc.*...........................         156,000
         17,600  Just For Feet, Inc.*...........................         113,300
          6,200  K-Swiss, Inc...................................         288,300
         15,700  Kellwood Company...............................         425,862
         22,300  Men's Wearhouse, Inc.*.........................         568,650
         19,500  Nautica Enterprises, Inc.*.....................         329,063
          9,300  Oshkosh B'Gosh, Inc............................         196,462
          4,600  Oxford Industries, Inc.........................         130,238
         15,400  Phillips-Van Heusen Corporation................         152,075
          8,000  Pillowtex Corporation..........................         130,500
         12,500  Quiksilver, Inc................................         325,781
          9,500  St. John Knits, Inc............................         277,875
         26,200  Stride Rite Corporation........................         270,188
         11,200  The Dress Barn Corporation*....................         179,200
          6,300  Timberland Company*............................         428,794
         23,200  Wolverine World Wide, Inc......................         324,800
                 ---------------------------------------------------------------
                 Total Apparel..................................       5,608,718
                 ===============================================================

Banking (6.3%)
--------------
         14,100  Anchor Bancorp Wisconsin, Inc..................         251,156
         13,100  Banknorth Group, Inc...........................         432,300
         12,700  Carolina First Corporation.....................         309,562
         16,100  Centura Banks, Inc.............................         907,638
         15,576  Commerce Bancorp, Inc..........................         665,874
         30,300  Cullen/Frost Bankers, Inc......................         835,144
         16,500  FirstBank Puerto Rico..........................         372,281
         16,000  First Midwest Bancorp, Inc.....................         636,000

The accompanying notes to the financial statements are an integral part of this schedule.

58  Small Company Stock Portfolio Schedule of Investments (Unaudited)

                          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999


Shares              Common Stocks (99.4%)                           Market Value
================================================================================
Banking-continued
-----------------
         51,600  FirstMerit Corporation.........................     $ 1,448,025
         22,786  Hudson United Bancorp..........................         697,821
         13,700  MAF Bancorp, Inc...............................         332,225
         14,700  Premier Bancshares, Inc........................         269,194
         13,795  Provident Bankshares Corporation*..............         320,734
         12,200  Queens County Bancorp, Inc.....................         394,975
         16,000  Riggs National Corporation.....................         329,000
         11,700  Silicon Valley Bancshares*.....................         289,575
         22,600  St. Paul Bancorp, Inc..........................         576,300
         20,900  Susquehanna Bancshares, Inc....................         369,669
         15,250  TrustCo Bank Corporation.......................         409,844
         10,600  U.S. Trust Corporation.........................         980,500
         24,200  UST Corporation................................         732,050
         24,500  United Bankshares, Inc.........................         649,250
         13,100  Whitney Holding Corporation....................         520,725
                 ---------------------------------------------------------------
                 Total Banking..................................      12,729,842
                 ===============================================================

Brokerage (0.2%)
----------------
         13,600  Jeffries Group, Inc.*..........................         408,000
                 ---------------------------------------------------------------
                 Total Brokerage................................         408,000
                 ===============================================================

Building Materials (0.2%)
--------------------------
         10,700  Florida Rock Industries, Inc...................         486,850
                 ---------------------------------------------------------------
                 Total Building Materials.......................         486,850
                 ===============================================================

Business Machines (2.6%)
------------------------
          7,200  Analogic Corporation...........................         223,875
         23,600  Applied Magnetics Corporation*.................          72,275
         14,800  Auspex Systems, Inc.*..........................         160,950
         11,000  BancTec, Inc.*.................................         197,313
          3,400  Centigram Communications Corporation*..........          31,662
          8,200  Digi International, Inc.*......................          85,588
         12,800  Exabyte Corporation*...........................          49,600
          8,000  Fair, Isaac and Company, Inc...................         280,500
         28,500  Input/Output, Inc.*............................         215,531
         16,300  InterVoice, Inc.*..............................         235,331
         30,500  Komag, Inc.*...................................         101,031
         11,500  MicroAge, Inc.*................................          43,844
         17,900  National Computer Systems, Inc.................         604,125
         22,000  Novellus Systems, Inc.*........................       1,501,500
         22,800  PictureTel Corporation*........................         182,400
          9,700  Plantronics, Inc...............................         631,712
         28,100  Read-Rite Corporation*.........................         174,307
          9,100  Telxon Corporation.............................          72,231
         13,600  Xircom, Inc.*..................................         408,850
                 ---------------------------------------------------------------
                 Total Business Machines........................       5,272,625
                 ===============================================================

Business Services (11.7%)
-------------------------
         12,400  ABM Industries, Inc............................         380,525
         12,200  ADVO, Inc.*....................................         253,150
         24,100  American Management Systems, Inc.*.............         772,706
         12,700  Analysts International Corporation.............         182,563
          4,900  Angelica Corporation...........................          86,363
         14,100  Aspen Technology, Inc..........................         165,675
         15,305  The BISYS Group, Inc.*.........................         895,343
         21,000  Billing Concepts Corporation*..................         234,937
         20,800  Bowne & Company, Inc...........................         270,400
         10,800  CDI Corporation*...............................         367,875
         33,000  CIBER, Inc.....................................         631,125
         19,000  Cerner Corporation*............................         398,405
         11,800  Computer Task Group, Inc.......................         200,600
         39,300  DeVry, Inc.*...................................         879,338
          9,400  Dialogic Corporation*..........................         412,425
         22,800  Epicor Software Corporation....................         169,575
         18,000  FileNET Corporation*...........................         205,875
         11,500  Franklin Covey Company*........................          84,812
         11,600  G&K Services, Inc..............................         607,550
         27,450  HA-LO Industries, Inc.*........................         271,069
         21,700  Harbinger Corporation*.........................         271,250
         17,380  Hyperion Solutions Corporation*................         309,581
         13,800  Immune Response Corporation*...................          74,175
         25,508  InaCom Corporation.............................         322,039
          4,700  Insteel Industries, Inc........................          42,300
         29,800  Integrated Health Services, Inc.*..............         238,400
         25,000  Interim Services, Inc.*........................         515,625
         17,600  John H. Harland Company........................         350,900
          7,150  Kronos, Inc.*..................................         325,325
         16,000  Labor Ready, Inc...............................         520,000
         10,500  Lason, Inc.*...................................         521,063
         20,200  Medquist, Inc.*................................         883,750
         13,700  Mentor Corporation.............................         255,163
         12,300  NFO Worldwide, Inc.*...........................         172,200


The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  59

        SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999



Shares               Common Stocks (99.1%)                          Market Value
================================================================================
Business Services--continued
---------------------------
          3,300  Nashua Corporation*............................     $    32,588
         19,200  National Data Corporation......................         820,800
          8,100  New England Business Service, Inc..............         250,087
         15,000  Norrell Corporation............................         282,187
         12,100  Offshore Logistics, Inc.*......................         134,613
         21,100  Orbital Sciences Corporation*..................         498,488
         26,600  Paxar Corporation*.............................         239,400
         13,300  Pre-Paid Legal Services, Inc.*.................         361,594
         11,700  Primark Corporation*...........................         328,331
         12,166  Priority Healthcare Corporation................         419,727
          9,950  Progress Software Corporation*.................         281,088
         10,500  Protein Design Labs, Inc.*.....................         232,969
          8,200  Rural/Metro Corporation*.......................          78,925
         29,800  S3, Inc.*......................................         270,992
          6,900  SEACOR SMIT, Inc...............................         369,150
         10,100  SEI Investments Company........................         891,325
         18,300  Superior Services, Inc.*.......................         488,381
         27,200  System Software Associates, Inc.*..............          45,048
         12,700  TCSI Corporation*..............................          32,544
          7,600  TETRA Technologies, Inc.*......................          69,825
         23,400  Technology Solutions Company*..................         253,012
         21,225  Tetra Tech, Inc.*..............................         350,212
         15,400  The Profit Recovery Group International, Inc...         728,612
         26,800  True North Communications, Inc.................         804,000
         15,100  Vantive Corporation*...........................         172,706
         17,100  Visio Corporation..............................         650,869
          8,500  Volt Information Sciences, Inc.*...............         194,437
          5,700  Wall Data, Inc.*...............................          54,506
         30,100  Whittman-Hart, Inc.*...........................         955,675
         21,600  World Color Press, Inc.*.......................         594,000
         17,600  Zebra Technologies Corporation*................         676,500
                 ---------------------------------------------------------------
                 Total Business Services........................      23,834,673
                 ===============================================================

Capital Goods (0.5%)
--------------------
          8,300  Aviation Sales Company.........................         327,850
          9,800  Esterline Technologies Corporation.............         140,875
         16,700  SLI, Inc.......................................         450,900
                 ---------------------------------------------------------------
                 Total Capital Goods............................         919,625
                 ===============================================================

Consumer Durables (3.3%)
------------------------
          7,200  Bassett Furniture Industries, Inc..............         164,700
          7,100  C&D Technologies, Inc..........................         217,438
         27,500  Champion Enterprises, Inc.*....................         512,188
          9,400  Coachmen Industries, Inc.......................         218,550
         23,150  Ethan Allen Interiors, Inc.....................         873,913
          8,200  Flow International Corporation*................          88,662
         17,200  Griffon Corporation*...........................         134,375
         10,000  Harman International Industries, Inc...........         440,000
         29,600  La-Z-Boy, Inc..................................         680,800
         22,300  Linens 'N Things, Inc.*........................         975,625
          4,200  National Presto Industries, Inc................         160,650
         10,800  Royal Appliance Manufacturing Company*.........          74,925
         15,500  Shorewood Packaging Corporation*...............         285,781
          5,100  Skyline Corporation............................         149,494
         15,200  Sturm, Ruger & Company, Inc....................         162,450
          4,400  Swiss Army Brands, Inc.*.......................          39,050
          8,900  Thomas Industries, Inc.........................         182,450
          7,300  Toro Company...................................         287,437
         31,600  Williams-Sonoma, Inc.*.........................       1,100,075
                 ---------------------------------------------------------------
                 Total Consumer Durables........................       6,748,563
                 ===============================================================

Chemicals (1.9%)
----------------
         12,800  Brady Corporation..............................         416,000
         13,900  Cambrex Corporation............................         364,875
         10,400  Chemfirst, Inc.................................         252,850
          9,000  Commonwealth Industries, Inc...................         112,500
         13,300  Geon Company...................................         428,925
         13,100  Lilly Industries, Inc..........................         243,169
         14,200  MacDermid, Inc.................................         660,300
          5,700  McWhorter Technologies, Inc.*..................          82,294
         13,400  OM Group, Inc..................................         462,300
          5,000  Quaker Chemical Corporation....................          81,250
         20,800  Tredegar Corporation...........................         452,400
          8,870  WD-40 Company..................................         221,750
                 ---------------------------------------------------------------
                 Total Chemicals................................       3,778,613
                 ===============================================================

Consumer Cyclical (0.9%)
------------------------
          9,600  Action Performance Companies, Inc..............         316,800
         10,200  Department 56, Inc.............................         274,125
          7,400  Elcor Corporation..............................         323,288
         25,000  MascoTech, Inc.................................         423,438
          6,600  Simpson Manufacturing Company, Inc.............         313,500
         11,800  Kroll-O'Gara Company...........................         260,337
                 ---------------------------------------------------------------
                 Total Consumer Cyclical........................       1,911,488
                 ===============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

60 Small Company Stock Portfolio Schedule of Investments (Unaudited)

                SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

Shares           Common Stocks (99.4%)                              Market Value
================================================================================

Construction (3.4%)
-------------------
         15,500  Apogee Enterprises, Inc........................     $   208,281
         21,000  Blount International, Inc......................         570,937
          7,100  Building Materials Holding Corporation*........          81,650
         36,300  D.R. Horton, Inc...............................         603,488
         14,500  Dycom Industries, Inc.*........................         812,000
         14,400  Insituform Technologies, Inc.*.................         311,400
         29,800  Interface, Inc.................................         257,025
         14,400  Justin Industries, Inc.........................         200,700
          6,000  Lawson Products, Inc...........................         151,125
         11,100  Lone Star Industries, Inc......................         416,944
         30,000  Morrison Knudsen Corporation*..................         309,375
         26,600  Oakwood Homes Corporation......................         349,125
          6,600  Republic Group, Inc............................         118,800
          8,400  Ryland Group, Inc..............................         249,375
          9,900  Service Experts, Inc.*.........................         217,181
          6,800  Southern Energy Homes, Inc.*...................          36,125
         16,700  Standard Pacific Corporation...................         216,056
          7,400  Stone & Webster, Inc...........................         197,025
         11,900  Texas Industries, Inc..........................         461,125
          8,800  Tayco Developments, Inc........................         272,800
         20,900  Toll Brothers, Inc.*...........................         448,044
          8,700  URS Corporation................................         255,019
          7,500  U.S. Home Corporation*.........................         266,250

                 ---------------------------------------------------------------
                 Total Construction.............................       7,009,850
                 ===============================================================

Consumer Products (0.7%)
------------------------
         11,900  Fossil, Inc....................................         575,663
          9,200  Libbey, Inc....................................         266,800
         26,500  Tower Automotive, Inc..........................         674,093

                 ---------------------------------------------------------------
                 Total Consumer Products........................       1,516,556
                 ===============================================================

Cosmetics (0.3%)
----------------
          5,900  Chemed Corporation.............................         196,175
          7,800  USA Detergents, Inc.*..........................          47,288
          9,700  Wesley Jessen Visioncare, Inc..................         314,037

                 ---------------------------------------------------------------
                 Total Cosmetics................................         557,500
                 ===============================================================

Drugs & Medicine (7.1%)
-----------------------
         11,400  ADAC Laboratories, Inc.*.......................          82,650
         24,000  Advanced Tissue Sciences, Inc.*................          78,000
         24,100  Alliance Pharmaceutical Corporation*...........          63,262
         15,600  Alpharma, Inc..................................         554,775
         17,400  Ballard Medical Products.......................         405,638
         12,900  Barr Laboratories, Inc.*.......................         514,388
         17,100  Bindley Western Industries, Inc................         394,369
         29,500  Bio-Technology General Corporation*............         191,750
         13,000  Biomatrix, Inc.................................         281,125
         13,900  COR Therapeutics, Inc..........................         205,025
         16,300  Cephalon, Inc.*................................         283,212
          7,900  Cooper Companies, Inc.*........................         197,006
         33,300  Coventry Health Care, Inc.*....................         364,219
          5,700  Curative Health Services, Inc.*................          31,350
         12,700  Cygnus, Inc.*..................................         165,100
          7,700  Diagnostic Products Corporation................         212,712
         14,100  Enzo Biochem, Inc.*............................         139,237
          8,600  Hologic, Inc.*.................................          48,375
         22,100  IDEXX Laboratories, Inc.*......................         515,206
         15,800  Incyte Pharmaceuticals, Inc.*..................         417,712
         17,000  Invacare Corporation...........................         454,750
         16,300  Jones Pharma, Inc..............................         641,813
         21,800  Liposome Company, Inc.*........................         416,925
         17,900  Magellan Health Services, Inc.*................         179,000
          8,100  Maxxim Medical, Inc............................         188,831
         10,500  Molecular Biosystems, Inc.*....................          25,594
         40,500  NBTY, Inc.*....................................         263,250
         10,000  Nature's Sunshine Products, Inc................         105,000
         11,400  NCS HealthCare, Inc.*..........................          61,987
         18,200  North American Vaccine, Inc.*..................          88,725
         12,100  Noven Pharmaceuticals, Inc.*...................          73,166
         17,200  Organogenesis, Inc.*...........................         161,250
         27,100  Orthodontic Centers of America, Inc.*..........         382,788
         18,500  Owens & Minor, Inc.............................         203,500
         14,200  PAREXEL International Corporation*.............         189,038
         19,050  Patterson Dental Company*......................         661,988
          8,800  Pediatrix Medical Group, Inc.*.................         187,000
         13,900  Pharmaceutical Product Development, Inc.*......         380,513
         43,100  PhyCor, Inc.*..................................         319,207
         17,700  Regeneron Pharmaceuticals, Inc.*...............         138,281
         25,050  Renal Care Group, Inc.*........................         648,169
         17,300  Respironics, Inc.*.............................         261,662
         17,900  Roberts Pharmaceutical Corporation*............         434,075
         15,100  Sierra Health Services, Inc.*..................         218,006
         14,000  Sola International, Inc.*......................         272,125
          5,300  Spacelabs Medical, Inc.*.......................         100,038


The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  61

        SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

Shares           Common Stocks (99.1%)                              Market Value
================================================================================
Drugs & Medicine--continued
---------------------------
         24,000  Summit Technology, Inc.*.......................     $   528,000
         12,500  Sunrise Medical, Inc.*.........................          89,063
          6,600  Syncor International Corporation*..............         237,600
         15,300  U.S. Bioscience, Inc.*.........................         149,175
         18,000  Universal Health Services, Inc.*...............         859,500
         14,400  Vertex Pharmaceuticals, Inc.*..................         347,400

                 ---------------------------------------------------------------
                 Total Drugs & Medicine.........................      14,412,530
                 ===============================================================

Electronics (10.4%)
-------------------
         44,200  Acxiom Corporation*............................       1,102,237
          8,400  Adaptive Broadband Corporation.................         183,750
         15,500  Allen Telecom, Inc.*...........................         166,625
          6,000  Alliant Techsystems, Inc.*.....................         519,000
         20,200  Anixter International, Inc*....................         368,650
         13,500  Avid Technology, Inc.*.........................         217,687
         15,400  BMC Industries, Inc.*..........................         158,812
         13,800  Belden, Inc....................................         330,337
          8,600  Benchmark Electronics, Inc.*...................         309,062
         20,750  Burr-Brown Corporation*........................         759,969
          5,200  C-COR Electronics, Inc.*.......................         144,950
         22,200  C-Cube Microsystems, Inc.*.....................         703,462
          7,800  CTS Corporation................................         546,000
         15,900  Cable Design Technologies Corporation*.........         245,456
         17,000  Checkpoint Systems, Inc.*......................         151,938
         13,500  Coherent, Inc.*................................         251,437
         28,600  CommScope, Inc.*...............................         879,450
          8,700  CustomTracks Corporation*......................         486,656
         22,400  DSP Communications Inc.........................         646,800
         16,300  Dallas Semiconductor Corporation...............         823,150
         34,900  Digital Microwave Corporation*.................         444,975
         12,700  Dionex Corporation*............................         514,350
          7,400  Electro Scientific Industries, Inc.*...........         309,181
         11,100  Electroglas, Inc.*.............................         222,000
         12,100  Etec Systems, Inc.*............................         402,325
         20,800  General Semiconductor, Inc.*...................         189,800
         41,160  Gentex Corporation*............................       1,152,480
         12,800  Gerber Scientific, Inc.*.......................         282,400
          7,700  Hadco Corporation*.............................         306,075
          6,150  Harmon Industries, Inc.*.......................         121,847
         14,000  Hutchinson Technology, Inc.*...................         388,500
          8,300  Innovex, Inc...................................         116,200
          6,938  Intermagnetics General Corporation*............          53,770
         29,200  International Rectifier Corporation*...........         388,725
          8,300  Itron, Inc.*...................................          71,069
         22,200  KEMET Corporation*.............................         509,213
         15,800  Kent Electronics Corporation*..................         313,037
         13,300  Kulicke and Soffa Industries, Inc.*............         356,606
         23,300  Macromedia, Inc.*..............................         821,325
          9,400  Marshall Industries, Inc.*.....................         337,812
         20,100  Methode Electronics, Inc.......................         459,788
         11,500  Micrel, Inc.*..................................         851,000
         27,700  P-Com, Inc.*...................................         144,990
          5,900  Park Electrochemical Corporation...............         169,625
         13,600  Photronics, Inc.*..............................         333,200
         14,900  Pioneer-Standard Electronics, Inc..............         178,800
          8,600  Plexus Corporation*............................         259,075
         18,600  Silicon Valley Group, Inc.*....................         312,713
         16,500  SpeedFam-IPEC, Inc.............................         265,031
          8,800  Standard Microsystems Corporation*.............          66,550
          8,400  SymmetriCom, Inc.*.............................          68,250
          9,200  Technitrol, Inc................................         296,700
          3,900  Three-Five Systems, Inc.*......................          53,869
         18,200  Unitrode Corporation*..........................         522,113
         15,100  Valence Technology, Inc.*......................         111,363
         23,400  Vicor Corporation*.............................         495,788
          6,900  Vital Signs, Inc...............................         137,569
          3,700  Watkins-Johnson Company........................         109,150
         10,152  Zilog, Inc.*...................................          25,278

                 ---------------------------------------------------------------
                 Total Electronics..............................      21,157,970
                 ===============================================================

Energy & Utilities (4.7%)
-------------------------
          5,100  American States Water Company..................         144,713
          6,450  Aquarion Company...............................         224,137
         17,500  Atmos Energy Corporation.......................         437,500
          4,100  Bangor Hydro-Electric Company*.................          66,112
          6,200  Cascade Natural Gas Corporation................         117,800
          9,600  Central Hudson Gas & Electric Company..........         403,200
          6,400  Central Vermont Public Service Corporation.....          81,600
          7,700  Cilcorp, Inc...................................         481,250
         12,200  Commonwealth Energy System.....................         512,400
          5,900  Connecticut Energy Corporation.................         227,519
         11,600  Eastern Utilities Associates...................         337,850
         16,800  Energen Corporation............................         312,900
         12,600  Global Industrial Technologies, Inc.*..........         151,987
          3,000  Green Mountain Power Corporation...............          33,750

The accompanying notes to the financial statements are an integral part of this schedule.

62  Small Company Stock Portfolio Schedule of Investments (Unaudited)

                            SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Shares           Common Stocks (99.4%)                              Market Value
================================================================================
Energy & Utilities--continued
-----------------------------
         10,200  New Jersey Resources Corporation...............     $   381,862
         14,100  Northwest Natural Gas Company..................         340,162
          7,700  Orange & Rockland Utilities, Inc...............         449,969
          6,100  Pennsylvania Enterprises, Inc..................         187,194
         23,046  Philadelphia Suburban Corporation..............         531,498
         17,500  Piedmont Natural Gas Company, Inc..............         544,687
         11,600  Public Service Company of North Carolina.......         339,300
         17,600  Sierra Pacific Resources Corporation...........         640,200
         17,300  Southwest Gas Corporation......................         495,213
          8,600  Stone Energy Corporation.......................         364,425
          7,600  TNP Enterprises, Inc...........................         275,500
          8,100  United Illuminating Company....................         343,744
         21,800  United Water Resources, Inc....................         494,588
         21,200  WICOR, Inc.....................................         592,275

                 ---------------------------------------------------------------
                 Total Energy & Utilities.......................       9,513,335
                 ===============================================================

Energy--Raw Materials (1.1%)
----------------------------
         15,100  AMCOL International Corporation................         217,063
         14,000  Cabot Oil & Gas Corporation....................         260,750
         27,400  Devon Energy Corporation.......................         979,550
         11,400  Kirby Corporation*.............................         241,538
          9,500  Plains Resources, Inc.*........................         180,500
         13,400  Seitel, Inc.*..................................         216,912
         14,100  Southwestern Energy Company....................         148,931

                 ---------------------------------------------------------------
                 Total Energy--Raw Materials....................       2,245,244
                 ===============================================================

Financial (0.8%)
----------------
         26,700  Community First Bankshares.....................         637,463
          7,400  E. W. Blanch Holdings, Inc.....................         504,587
         14,000  Hambrecht & Quist Group........................         519,750

                 ---------------------------------------------------------------
                 Total Financial................................       1,661,800
                 ===============================================================

Food & Agriculture (3.3%)
-------------------------
         37,200  Chiquita Brands International, Inc.............         334,800
          4,800  Coca-Cola Bottling Company Consolidated........         268,800
         21,100  Corn Products International, Inc...............         642,231
         25,200  DIMON, Inc.....................................         130,725
         21,800  Delta & Pine Land Company......................         686,700
         24,300  Earthgrains Company............................         627,244
         21,700  Fleming Companies, Inc.........................         252,263
          5,000  J & J Snack Foods Corporation*.................         120,000
         15,700  Landry's Seafood Restaurants, Inc.*............         125,600
          7,250  Lindsay Manufacturing Company..................         127,328
         11,600  Michael Foods Incorporated.....................         272,600
         14,700  Mississippi Chemical Corporation...............         144,244
          6,400  Nash Finch Company.............................          64,599
         17,600  Ralcorp Holdings, Inc.*........................         282,700
         27,000  Richfood Holdings, Inc.........................         475,875
         10,400  Scotts Company*................................         495,300
         23,700  Smithfield Foods, Inc.*........................         792,469
         10,200  United Natural Foods, Inc......................         252,450
         14,800  Whole Foods Market, Inc.*......................         711,325

                 ---------------------------------------------------------------
                 Total Food & Agriculture.......................       6,807,253
                 ===============================================================

Health Care (1.3%)
------------------
          8,600  Datascope Corporation*.........................         276,275
         24,900  Dura Pharmaceuticals, Inc......................         297,244
         10,600  Hanger Orthopedic Group, Inc...................         150,387
         11,600  IDEC Pharmaceuticals Corporation...............         893,925
         47,700  US Oncology, Inc...............................         572,400
         17,200  Varian Medical Systems, Inc....................         434,300

                 ---------------------------------------------------------------
                 Total Health Care..............................       2,624,531
                 ===============================================================

Insurance (3.7%)
----------------
         24,500  American Bankers Insurance Group, Inc..........       1,333,719
         18,100  Capital Re Corporation.........................         290,731
         11,445  Delphi Financial Group, Inc.*..................         410,596
         21,500  Enhance Financial Services Group, Inc..........         424,625
          6,600  Executive Risk, Inc............................         561,413
         36,500  First American Financial Corporation...........         652,437
         39,600  Fremont General Corporation....................         747,450
         19,570  Frontier Insurance Group, Inc..................         300,889
         10,200  Arthur J. Gallagher & Company..................         504,900
         19,900  Genesis Health Ventures, Inc.*.................          59,700
          7,500  Hilb, Rogal and Hamilton Company...............         167,812
          6,400  Insurance Auto Auctions, Inc.*.................         103,200
         24,500  Mutual Risk Management Ltd.....................         817,687
         15,400  Orion Capital Corporation......................         552,475
         15,800  Selective Insurance Group, Inc.................         301,188
          6,000  Trenwick Group, Inc............................         147,937
          9,700  Zenith National Insurance Corporation..........         238,863

                 ---------------------------------------------------------------
                 Total Insurance................................       7,615,622
                 ===============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  63

        SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Shares           Common Stocks (99.1%)                              Market Value
================================================================================
Liquor (0.3%)
-------------
         10,200  Canandaigua Brands, Inc.*......................      $  534,863

                 ---------------------------------------------------------------
                 Total Liquor...................................         534,863
                 ===============================================================

Manufacturing (0.1%)
--------------------
          8,400  Gardner Denver, Inc.*..........................         135,450

                 ---------------------------------------------------------------
                 Total Manufacturing............................         135,450
                 ===============================================================

Media (2.5%)
------------
          6,400  Carmike Cinemas, Inc.*.........................         102,000
          8,100  Consolidated Graphics,Inc.*....................         405,000
         21,400  Express Scripts, Inc.*.........................       1,288,013
          4,400  GC Companies, Inc.*............................         157,300
          9,000  Merrill Corporation*...........................         130,500
          9,500  Metro Networks, Inc.*..........................         507,063
          8,300  Thomas Nelson, Inc.............................          92,338
         12,100  Network Equipment Technologies, Inc.*..........         119,488
         10,300  Oak Industries, Inc.*..........................         449,981
         32,350  Valassis Communications, Inc.*.................       1,184,819
         16,000  Westwood One, Inc.*............................         571,000

                 ---------------------------------------------------------------
                 Total Media....................................       5,007,502
                 ===============================================================

Metals--Diversified (0.1%)
--------------------------
         11,700  RTI International Metals, Inc.*................         171,844

                 ---------------------------------------------------------------
                 Total Metals--Diversified......................         171,844
                 ===============================================================

Miscellaneous Finance (3.8%)
----------------------------
         27,600  AMRESCO, Inc.*.................................         177,675
         36,100  AmeriCredit Corporation*.......................         577,600
         14,400  Cash America International, Inc................         185,400
         34,300  Commercial Federal Corporation.................         795,331
          7,000  Dain Rauscher Corporation......................         378,875
         15,865  Downey Financial Corporation...................         348,038
         20,400  Eaton Vance Corporation........................         702,525
         17,120  Fidelity National Financial, Inc...............         359,520
          5,300  JSB Financial, Inc.............................         269,638
         11,400  Jack Henry & Associates, Inc...................         447,450
         31,800  Legg Mason, Inc................................       1,224,300
         12,600  M.D.C. Holdings, Inc...........................         270,900
          4,200  Penford Corporation............................          68,250
         14,900  Pioneer Group, Inc.............................         257,025
         20,900  Radian Group, Inc..............................       1,020,181
         26,950  Raymond James Financial, Inc...................         645,116

                 ---------------------------------------------------------------
                 Total Miscellaneous Finance....................       7,727,824
                 ===============================================================

Motor Vehicles (1.8%)
---------------------
         13,100  A.O. Smith Corporation.........................         366,800
         15,300  Arctic Cat, Inc................................         136,744
         20,800  Breed Technologies, Inc.*......................          46,800
          9,400  Discount Auto Parts, Inc.*.....................         226,775
         10,400  Myers Industries, Inc..........................         208,000
         14,000  O'Reilly Automotive, Inc.*.....................         705,250
         14,300  Polaris Industries, Inc........................         622,050
         10,200  Simpson Industries, Inc........................         104,550
          7,000  Spartan Motors, Inc............................          40,250
          7,400  Standard Motor Products, Inc...................         181,300
          9,100  Standard Products Corporation..................         233,188
         11,900  TBC Corporation*...............................          84,044
          6,900  Thor Industries, Inc...........................         195,787
         11,800  Titan International, Inc.......................         140,125
         12,500  Winnebago Industries, Inc......................         281,250
         10,600  Wynn's International, Inc......................         195,437

                 ---------------------------------------------------------------
                 Total Motor Vehicles...........................       3,768,350
                 ===============================================================

Non-Durables & Entertainment (3.5%)
-----------------------------------
          9,400  A.T. Cross Company.............................          52,288
         16,700  Applebee's International, Inc..................         503,088
         10,300  CEC Entertainment, Inc.*.......................         435,175
         29,270  CKE Restaurants, Inc...........................         475,638
          5,600  CPI Corporation................................         184,800
         10,500  Catalina Marketing Corporation*................         966,000
         15,025  Consolidated Products, Inc.*...................         270,450
         23,400  Foodmaker, Inc.*...............................         663,975
          8,900  Gibson Greetings, Inc.*........................          56,459
          6,000  Huffy Corporation*.............................          84,000
         11,200  IHOP Corporation...............................         269,500
         12,700  Luby's, Inc....................................         190,500
         16,900  Marcus Theatres Corporation....................         208,081
         21,451  Midway Games, Inc.*............................         277,522
          6,800  Panera Bread Company...........................          43,350
         21,850  Regis Corporation..............................         419,247
         18,100  Ruby Tuesday, Inc..............................         343,900
         12,000  Russ Berrie & Company..........................         297,000

The accompanying notes to the financial statements are an integral part of this schedule.

64  Small Company Stock Portfolio Schedule of Investments (Unaudited)

                SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

Shares           Common Stocks (99.1%)                              Market Value
================================================================================
Non-Durables & Entertainment--continued
---------------------------------------
         21,700  Ryan's Family Steak Houses, Inc.*..............      $  252,262
         10,750  Sonic Corporation*.............................         350,719
         12,900  TCBY Enterprises, Inc..........................          78,206
          7,500  Taco Cabana, Inc.*.............................          76,406
         11,350  The Cheesecake Factory, Inc.*..................         346,175
         14,500  Triarc Companies, Inc.*........................         308,125

                 ---------------------------------------------------------------
                 Total Non-Durables & Entertainment.............       7,152,866
                 ===============================================================

Non-Ferrous Metals  (1.1%)
--------------------------
          7,900  A. M. Castle & Company.........................         134,300
          9,200  Brush Wellman, Inc.............................         166,750
         12,300  Coeur d' Alene Mines Corporation*..............          56,888
          8,300  Commercial Metals Company......................         236,550
         31,300  Helca Mining Company*..........................          64,556
          9,300  IMCO Recycling, Inc............................         159,263
         20,300  Mueller Industries, Inc.*......................         688,931
         19,600  Stillwater Mining Company*.....................         640,675
          7,600  Wolverine Tube, Inc.*..........................         190,950

                 ---------------------------------------------------------------
                 Total Non-Ferrous Metals.......................       2,338,863
                 ===============================================================

Domestic Oil (1.9%)
-------------------
         18,200  Barrett Resources Corporation*.................         698,425
         16,700  Benton Oil & Gas Company*......................          33,400
         25,300  Cross Timbers Oil Company......................         376,338
         10,500  HS Resources, Inc.*............................         154,875
         23,200  Newfield Exploration Company*..................         659,750
         22,700  Pogo Producing Corporation.....................         422,788
         12,000  Pool Energy Services Company*..................         243,750
         28,500  Pride International, Inc.*.....................         301,031
         12,000  Remington Oil & Gas Corporation*...............          58,500
          6,100  St. Mary Land & Exploration Company............         125,431
         25,000  Tuboscope, Inc.*...............................         342,187
         35,100  Vintage Petroleum, Inc.........................         377,325

                 ---------------------------------------------------------------
                 Total Domestic Oil.............................       3,793,800
                 ===============================================================

Paper & Forest Products (0.5%)
------------------------------
         20,000  Buckeye Technologies, Inc.*....................         303,750
         14,100  Caraustar Industries, Inc......................         348,093
          8,900  Lydall, Inc.*..................................         102,350
          7,600  Pope & Talbot, Inc.............................          91,675
         11,800  Universal Forest Products, Inc.................         253,700

                 ---------------------------------------------------------------
                 Total Paper & Forest Products..................       1,099,568
                 ===============================================================

Producers Goods (5.0%)
----------------------
         12,000  Applied Industrial Technologies, Inc...........         228,000
         21,995  Applied Power, Inc.............................         600,738
         20,500  AptarGroup, Inc................................         615,000
         10,800  Astec Industries, Inc.*........................         440,100
         20,500  Baldor Electric Company........................         407,438
         11,100  Barnes Group, Inc..............................         241,425
          4,000  Butler Manufacturing Company...................         111,750
         13,500  CLARCOR, Inc...................................         259,031
         23,100  Cognex Corporation*............................         729,094
         20,700  Fedders Corporation............................         138,431
         11,500  Graco, Inc.....................................         337,812
         12,600  Helix Technology Corporation...................         301,612
         13,700  Hughes Supply, Inc.............................         406,719
          9,100  Ionics, Inc.*..................................         332,150
         24,900  JLG Industries, Inc............................         507,337
         13,300  Lattice Semiconductor Corporation*.............         827,925
         14,700  Manitowoc Company, Inc.........................         611,888
          8,700  Material Sciences Corporation*.................         130,500
         12,800  Oceaneering International, Inc.*...............         206,400
          8,100  Quanex Corporation.............................         230,850
         11,900  Regal-Beloit Corporation.......................         281,138
          6,200  Robbins & Myers, Inc...........................         138,338
         17,100  Roper Industries, Inc..........................         547,200
          7,200  SPS Technologies, Inc..........................         270,000
         10,300  Scott Technologies, Inc.*......................         198,275
          7,300  Standex International Corporation..............         199,838
         12,000  Ultratech Stepper, Inc.*.......................         180,750
         13,700  Valmont Industries, Inc........................         233,327
         16,150  Watsco, Inc....................................         264,456
          6,500  Whittaker Corporation*.........................         182,000
         11,900  X-Rite, Inc....................................          76,606

                 ---------------------------------------------------------------
                 Total Producer Goods...........................      10,236,128
                 ===============================================================

Railroad & Shipping (0.1%)
--------------------------
         16,300  Halter Marine Group, Inc.*.....................         107,987
          5,200  RailTex, Inc.*.................................          72,150

                 ---------------------------------------------------------------
                 Total Railroad & Shipping......................         180,137
                 ===============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1999  65

         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

Shares              Common Stocks (99.1%)                   Market Value
========================================================================
Real Property  (0.1%)
---------------------
     14,600         Hollywood Park, Inc.*.................. $    248,200
                    ----------------------------------------------------
                    Total Real Property....................      248,200
                    ====================================================
Retail Stores  (3.3%)
---------------------
     16,200         Ames Department Stores, Inc............      739,125
     14,700         AnnTaylor Stores Corporation*..........      661,500
     13,000         Authentic Fitness Corporation..........      227,500
     21,100         The Bombay Company, Inc.*..............      162,206
     10,200         Books-A-Million, Inc.*.................       76,818
     29,800         Casey's General Stores, Inc............      447,000
     14,900         Cato Corporation.......................      173,213
      3,300         DAMARK International, Inc.*............       27,638
     12,500         Footstar, Inc.*........................      464,844
      7,100         Gottschalks, Inc.*.....................       64,787
     10,800         Hancock Fabrics, Inc...................       47,250
     14,450         Insight Enterprises, Inc.*.............      357,637
      5,100         Lillian Vernon Corporation.............       66,300
     16,200         Michaels Stores, Inc.*.................      496,125
     17,450         Pacific Sunwear of California, Inc.*...      425,344
     54,500         Pier 1 Imports, Inc....................      613,125
     14,800         ShopKo Stores, Inc.*...................      536,500
     25,600         Stein Mart, Inc.*......................      240,000
     20,600         Zale Corporation*......................      824,000
                    ----------------------------------------------------
                    Total Retail Stores....................    6,650,912
                    ====================================================
Steel   (0.4%)
--------------
      5,200         Amcast Industrial Corporation..........       84,825
     16,700         Birmingham Steel Corporation...........       68,887
     14,300         Intermet Corporation...................      216,288
     10,500         Reliance Steel & Aluminum Company......      409,500
      6,200         Steel Technologies, Inc................       58,512
      9,600         WHX Corporation*.......................       63,000
                    ----------------------------------------------------
                    Total Steel............................      901,012
                    ====================================================
Technology  (2.2%)
------------------
     10,800         Alpha Industries, Inc..................      514,350
     10,500         DBT Online, Inc........................      343,875
     14,200         Dendrite International,
                    Inc....................................      512,975
      8,750         FactSet Research Systems, Inc..........      495,469
     13,900         HNC Software, Inc.*....................      428,293
      9,200         MICROS Systems, Inc.*..................      312,800
     21,000         Mercury Interactive Corporation*.......      742,875
     18,800         National Instruments Corporation*......      759,050
     22,000         Security Dynamics Technologies, Inc....      467,500
                    ----------------------------------------------------
                    Total Technology.......................    4,577,187
                    ====================================================
Telecommunications  (0.2%)
--------------------------
     11,300         Powerwave Technologies, Inc............      364,425
                    ----------------------------------------------------
                    Total Telecommunications...............      364,425
                    ====================================================
Telephone  (0.6%)
-----------------
     27,000         Aspect Telecommunications Corporation*.      263,250
     30,100         Brightpoint, Inc.*.....................      182,481
     28,300         General Communication, Inc.*...........      192,350
     14,800         Inter-Tel, Inc.........................      270,100
     34,000         TALK.com, Inc..........................      382,500
      1,400         TALK.com, Inc. (Rights)................            0
                    ----------------------------------------------------
                    Total Telephone........................    1,290,681
                    ====================================================
Tires & Rubber  (0.2%)
----------------------
      8,800         O'Sullivan Corporation.................      107,250
     31,100         Safeskin Corporation*..................      373,200
                    ----------------------------------------------------
                    Total Tires & Rubber...................      480,450
                    ====================================================
Tobacco  (0.1%)
---------------
      9,000         Schweitzer-Mauduit International, Inc..      135,000
                    ----------------------------------------------------
                    Total Tobacco..........................      135,000
                    ====================================================
Travel & Recreation  (1.0%)
---------------------------
      6,700         Anchor Gaming*.........................      322,019
     25,600         Aztar Corporation*.....................      235,200
     20,800         Central Parking Corporation............      712,400
     14,700         Family Golf Centers, Inc.*.............      113,006
      9,300         K2, Inc................................       83,119
     18,100         Players International,
                    Inc.*..................................      130,093
     29,000         Prime Hospitality Corporation*.........      348,000
     18,000         Sports Authority, Inc.*................       79,875
                    ----------------------------------------------------
                    Total Travel & Recreation..............    2,023,712
                    ====================================================

The accompanying notes to the financial statements are an integral part of this schedule.

66  Small Company Stock Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1999

Shares              Common Stocks (99.1%)                          Market Value
===============================================================================

Trucking & Freight  (2.1%)
--------------------------
     18,000         American Freightways Corporation*............    $  352,125
     11,100         Arkansas Best Corporation*...................       110,306
     28,300         Expeditors International of Washington,
                    Inc..........................................       771,175
     20,500         Fritz Companies, Inc.*.......................       220,375
      9,200         Frozen Food Express Industries, Inc..........        70,150
     16,900         Heartland Express, Inc.*.....................       276,738
      5,800         Landstar System, Inc.*.......................       209,343
      7,000         MS Carriers, Inc.*...........................       207,593
     32,550         Rollins Truck Leasing Corporation............       362,119
     15,000         USFreightways Corporation....................       694,688
     13,000         Wabash National Corporation..................       251,875
     26,775         Werner Enterprises, Inc......................       555,581
     14,000         Yellow Corporation*..........................       248,500
                    -----------------------------------------------------------
                    Total Trucking & Freight.....................     4,330,568
                    ===========================================================
                    -----------------------------------------------------------
                    Total Common Stocks
                    (cost basis $215,297,626)....................   202,029,492
                    ===========================================================

Principal       Short-Term             Interest      Maturity      Market
Amount          Investments (0.9%)     Rate (a)      Date          Value
===============================================================================
  $1,886,000    Consolidated Natural
                Gas Company........... 5.750%....... 7/1/99........$  1,886,000
                ---------------------------------------------------------------
                Total Short-Term Investments
                (amortized cost basis $1,886,000)..................   1,886,000
                ===============================================================
                ---------------------------------------------------------------
                Total Investments (100.0%)
                (amortized cost basis $217,183,626)................ 203,915,492
                ===============================================================
                ---------------------------------------------------------------
                Other Assets,
                Less Liabilities (0.0%)............................     (53,501)
                ===============================================================
                ---------------------------------------------------------------
                Net Assets (100.0%)................................$203,861,991
                ===============================================================

(a)  The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

                                                                June 30, 1999 67

           AAL VARIABLE PRODUCT SERIES FUND. INC. SEMI-ANNUAL REPORT


           Statement of Assets and Liabilities

           AS OF JUNE 30, 1999



                                                                   Money
                                                                   Market            Bond              High Yield
                                                                   Portfolio         Portfolio         Bond Portfolio
=====================================================================================================================
Assets
------
Investments, at cost.............................................  $40,196,336       $52,201,011        $35,086,365
--------------------------------------------------------------------------------------------------------------------
Investments, at value............................................  $40,196,336       $51,020,061        $30,997,655
Cash.............................................................          907               783                197
Dividends and interest receivable................................           --           633,604            889,640
Receivable for investments sold..................................           --                --                 --
Receivable for fund shares sold..................................      746,526            29,421                 84
Receivable for forward contracts.................................           --                --                 --

--------------------------------------------------------------------------------------------------------------------
Total Assets                                                       $40,943,769       $51,683,869        $31,887,576
=====================================================================================================================

Liabilities
-----------
Payable for investments purchased................................          $--          $494,311                $--
Payable for forward contracts....................................           --                --                 --
Income distributions payable.....................................        5,140                --                 --
Payable for fund shares reacquired...............................      356,290            12,745             24,964
Accrued expenses.................................................       12,407            15,884             11,495

--------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                      373,837           522,940             36,459
=====================================================================================================================

Net Assets
----------
Capital stock -- par value ($0.001/share)........................       40,569             5,188              3,764
Capital stock -- additional paid-in capital......................   40,529,363        52,482,272         36,308,438
Undistributed net investment income..............................           --            10,350             11,134
Undistributed net realized gain (loss)...........................           --          (155,931)          (383,509)
Net unrealized appreciation (depreciation) on investments........           --        (1,180,950)        (4,088,710)
Net unrealized appreciation on foreign currency contracts........           --                --                 --
Net unrealized appreciation on currency related transactions.....           --                --                 --

--------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                    40,569,932        51,160,929         31,851,117
====================================================================================================================
--------------------------------------------------------------------------------------------------------------------
Total Liabilities and Net Assets                                   $40,943,769       $51,683,869        $31,887,576
====================================================================================================================
Capital Shares Outstanding (2 billion shares authorized).........   40,569,932         5,187,906          3,763,824
Net Asset Value Per Share........................................        $1.00             $9.86              $8.46

68 Statement of Assets and Liabilities (Unaudited)


                    Large                          Small
                   Company     International      Company
    Balanced        Stock          Stock           Stock
   Portfolio      Portfolio      Portfolio       Portfolio
============================================================
  $569,549,751   $498,246,712    $20,949,116    $217,183,626
------------------------------------------------------------
  $682,588,147   $737,449,163    $23,318,913    $203,915,492
         1,713            338        298,429             747
     3,650,721        634,476         55,581          98,750
     2,162,382      4,137,211        189,851       2,113,195
       868,483        330,135          4,269          30,745
            --             --        126,886              --
------------------------------------------------------------
  $689,271,446   $742,551,323    $23,993,929    $206,158,929
============================================================


  $  5,738,910   $         --    $   318,053    $  2,181,148
            --             --        128,202              --
            --             --             --              --
       233,172        176,672          4,869          54,094
       189,878        202,817         16,467          61,696
------------------------------------------------------------
     6,161,960        379,489        467,591       2,296,938
============================================================


        40,969         29,055          1,998          15,697
   563,569,310    498,225,570     21,065,011     208,858,099
       128,273        165,766        161,210          24,014
     6,332,538      4,548,992        (70,375)      8,232,315
   113,038,396    239,202,451      2,369,797     (13,268,134)
            --             --         (1,316)             --
            --             --             13              --
------------------------------------------------------------
   683,109,486    742,171,834     23,526,338     203,861,991
============================================================
------------------------------------------------------------
  $689,271,446   $742,551,323    $23,993,929    $206,158,929
============================================================
    40,968,704     29,054,462      1,997,961      15,697,231
        $16.67         $25.54         $11.78          $12.99


The accompanying notes to the financial statements are an integral part of this schedule.

                                                                   June 30, 1999

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI ANNUAL REPORT

Statement of Operations
FOR THE PERIOD ENDED JUNE 30, 1999




                              Money
                              Market       Bond         High Yield
                              Portfolio    Portfolio    Bond Portfolio
=======================================================================
Investment Income
 .................
Dividends....................       $--           $--     $ 1,627,628
Interest.....................   907,079     1,535,828          15,532
Foreign dividend withholding.        --            --              --
-----------------------------------------------------------------------
Total Investment Income         907,079     1,535,828       1,643,160
=======================================================================
Expenses
 ........
Adviser fees.................    64,127        81,358          22,547
Sub-Advisor fees.............        --            --          37,577
Professional fees............     5,016         7,234           6,860
Custody fees.................     2,295         3,836           1,869
Registration fees............        50            50              50
Printing and postage expense.     3,205         4,108           2,600
Pricing of investments.......       415         5,650           2,637
Director fees................       229           294             186
Director and officer
 insurance fees..............       252           323             204
Fidelity bond insurance fees.        51            66              42
-----------------------------------------------------------------------
Total Expenses Before
 Reimbursement                   75,640       102,919          74,572
-----------------------------------------------------------------------
Less expenses reimbursed by
 Adviser (Note 3)............   (11,513)      (21,561)        (14,448)
-----------------------------------------------------------------------
Net Expenses                     64,127        81,358          60,124
=======================================================================
-----------------------------------------------------------------------
Net Investment Income           842,952     1,454,470       1,583,036
=======================================================================
Realized and Unrealized Gains
 (Losses) on Investments
 .............................
Net realized gains (losses) on
  investments.................       --       (62,527)       (154,612)
Net realized losses on foreign
  currency transactions........      --            --              --
Change in net unrealized
  appreciation/depreciation
  on investments...............      --    (2,287,251)     (1,605,489)
Change in net unrealized
  appreciation/depreciation
  on foreign currency
  transactions.................      --            --              --
-----------------------------------------------------------------------
Net Realized and Unrealized
 Gains (Losses) on
 Investments                         --    (2,349,778)     (1,760,101)
-----------------------------------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                    $842,952   $  (895,308)    $  (177,065)
=======================================================================

70 Statement of Operations (Unaudited)


                                                             Small
                     Large                 International     Company
     Balanced        Company               Stock             Stock
     Portfolio       Stock Portfolio       Portfolio         Portfolio
===============================================================================

    $ 2,215,296      $ 4,284,111           $  193,456        $  780,405
      8,560,775          159,065               22,243            29,468
             --               --              (23,507)               --
-------------------------------------------------------------------------------
     10,776,071        4,443,176              192,192           809,873
===============================================================================

        970,256        1,032,887               25,541           325,699
             --               --               51,880                --
         15,093           15,440                7,794             9,163
         24,759           29,510               19,358            13,018
             50               50                   50                50
         53,998           57,974                1,876            16,010
         17,445            5,861                8,029             7,021
          3,863            4,148                  134             1,145

          4,242            4,555                  147             1,258
            862              926                   30               256
-------------------------------------------------------------------------------
      1,090,568        1,151,351              114,839           373,620
-------------------------------------------------------------------------------
       (120,312)        (118,464)             (37,418)          (47,921)
--------------------------------------------------------------------------------
        970,256        1,032,887               77,421           325,699
================================================================================
--------------------------------------------------------------------------------
      9,805,815        3,410,289              114,771           484,174
===============================================================================


      1,958,698        3,243,685              312,560         7,951,901


             --               --                 (383)               --


     24,528,254       68,546,243              735,955           895,074



             --               --               65,556                --
-------------------------------------------------------------------------------
     26,486,952       71,789,928            1,113,688         8,846,975
-------------------------------------------------------------------------------
    $36,292,767      $75,200,217           $1,228,459        $9,331,149
===============================================================================


The accompanying notes to the financial statements are an integral part of this schedule.


                                                               June 30, 1999  71

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI ANNUAL REPORT




                      Statement of Changes in Net Assets



                                                                      Money Market                        Bond
                                                                        Portfolio                        Portfolio
                                                         .....................................................................
                                                          Year Ended     Period Ended       Year Ended      Period Ended
                                                           12/31/98   6/30/99 (Unaudited)     12/31/98   6/30/99 (Unaudited)
==============================================================================================================================
Operations
 ..........
Net investment income................................   $   1,507,113       $    842,952     $ 2,001,026        $ 1,454,470
Net realized gains (losses) on investments...........              --                 --         (50,207)           (62,527)
Net realized losses on currency transactions.........              --                 --              --                 --
Change in net unrealized appreciation/depreciation
  on investments.....................................              --                 --         641,462         (2,287,251)
Change in net unrealized appreciation/depreciation
 on currency transactions............................              --                 --              --                 --
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                           1,507,113            842,952       2,592,281           (895,308)
==============================================================================================================================
Distributions to  Shareholders
 ...............................
From net investment income...........................      (1,507,113)          (842,952)     (2,000,563)        (1,446,066)
From net realized gains..............................              --                 --              --                 --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                        (1,507,113)          (842,952)     (2,000,563)        (1,446,066)
==============================================================================================================================
Fund Share Transactions
 .......................
Net proceeds from shares sold........................     191,480,061         94,510,644      22,670,325         13,069,688
Reinvested distributions.............................       1,506,393            842,335       1,895,857          1,446,065
Cost of shares redeemed..............................    (184,875,885)       (88,353,909)     (9,660,392)        (3,220,618)
------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Capital Share
 Transactions                                               8,110,569          6,999,070      14,905,790         11,295,135
==============================================================================================================================
Total Increase in Net Assets                                8,110,569          6,999,070      15,497,508          8,953,761
==============================================================================================================================
Net Assets Beginning of Year                               25,460,293         33,570,862      26,709,660         42,207,168
==============================================================================================================================
Net Assets End of Year                                  $  33,570,862       $ 40,569,932     $42,207,168        $51,160,929
==============================================================================================================================
Accumulated Undistributed Net Investment Income         $          --       $         --     $     1,946        $    10,350
==============================================================================================================================

72  Statement of Changes in Net Assets

        High Yield                      Balanced                   Large Company                 International
      Bond Portfolio                   Portfolio                  Stock Portfolio               Stock Portfolio
 .....................................................................................................................
               Period Ended                  Period Ended                  Period Ended                  Period Ended
Period Ended     6/30/99       Year Ended      6/30/99       Year Ended      6/30/99      Period Ended     6/30/99
12/31/98 (a)   (Unaudited)      12/31/98     (Unaudited)      12/31/98     (Unaudited)    12/31/98 (a)   (Unaudited)
=====================================================================================================================
$ 1,914,894    $ 1,583,036    $ 14,398,460   $  9,805,815   $  5,338,992   $  3,410,289   $   133,806    $   114,771
   (228,897)      (154,612)     12,604,950      1,958,698      1,543,018      3,243,685      (382,552)       312,560
         --             --              --             --             --             --       (86,325)          (383)
 (2,483,221)    (1,605,489)     48,279,299     24,528,254    103,777,073     68,546,243       909,869        735,955
         --             --              --             --             --             --       657,114         65,556
--------------------------------------------------------------------------------------------------------------------
   (797,224)      (177,065)     75,282,709     36,292,767    110,659,083     75,200,217     1,231,912      1,228,459
=====================================================================================================================

 (1,912,864)    (1,573,932)    (14,369,203)    (9,710,718)    (5,336,089)    (3,261,438)       (1,042)            --
         --             --      (8,256,035)            --       (346,756)            --            --             --
--------------------------------------------------------------------------------------------------------------------
 (1,912,864)    (1,573,932)    (22,625,238)    (9,710,718)    (5,682,845)    (3,261,438)       (1,042)            --
=====================================================================================================================

 31,385,553      6,851,718     185,868,086    119,398,734    165,392,423    111,665,413    14,856,874      7,313,890
    438,864        673,932      22,625,238      9,710,718      5,682,845      3,261,438           302             --
 (1,148,875)    (1,888,990)    (22,315,220)   (17,918,930)   (22,165,710)   (17,054,782)     (493,395)      (610,662)
--------------------------------------------------------------------------------------------------------------------
 30,675,542      5,636,660     186,178,104    111,190,522    148,909,558     97,872,069    14,363,781      6,703,228
=====================================================================================================================
 27,965,454      3,885,663     238,835,575    137,772,571    253,885,796    169,810,848    15,594,651      7,931,687
=====================================================================================================================
         --     27,965,454     306,501,340    545,336,915    318,475,190    572,360,986            --     15,954,651
=====================================================================================================================
$27,965,454    $31,851,117    $545,336,915   $683,109,486   $572,360,986   $742,171,834   $15,594,651    $23,526,338
=====================================================================================================================
$     2,030    $    11,134    $     33,176   $    128,273   $     16,915   $    165,766   $   132,764    $   161,210
=====================================================================================================================

              The accompanying notes to the financial statements
                    are an integral part of this schedule.

                                                               June 30, 1999  73




                                                                               Small Company
                                                                              Stock Portfolio
                                                           ..............................................
                                                                      Year Ended         Period Ended
                                                                       12/31/98        6/30/99 (Unaudited)
=========================================================================================================
Operations
 ..........
Net investment income...........................................     $    993,833         $    484,174
Net realized gains (losses) on investments......................       31,291,369            7,951,901
Net realized losses on currency transactions....................               --                   --
Change in net unrealized appreciation/depreciation
 on investments.................................................      (33,956,589)             895,074
Change in net unrealized appreciation/depreciation
 on currency transactions.......................................               --                   --
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations................................................       (1,671,387)           9,331,149
=========================================================================================================
Distributions to Shareholders
 .............................
From net investment income......................................         (999,834)            (464,495)
From net realized gains.........................................      (31,505,205)                  --
---------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders.............................      (32,505,039)            (464,495)
=========================================================================================================
Fund Share Transactions
 .......................
Net proceeds from shares sold...................................       58,516,806           12,373,606
Reinvested distributions........................................       32,505,039              464,495
Cost of shares redeemed.........................................      (11,452,507)         (16,163,328)
---------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Capital
 Share Transactions                                                    79,569,338           (3,325,227)
=========================================================================================================
Total Increase in Net Assets                                           45,392,912            5,541,427
=========================================================================================================
Net Assets Beginning of Year                                          152,927,652          198,320,564
=========================================================================================================
Net Assets End of Year                                               $198,320,564         $203,861,991
=========================================================================================================
Accumulated Undistributed Net
 Investment Income                                                   $      4,335         $     24,014
=========================================================================================================

(a) Since March 2, 1998.




The accompanying notes to the financial statements are an integral part of this schedule.

74  Statement of Changes in Net Assets

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI ANNUAL REPORT

                         Notes to Financial Statements

                        AS OF JUNE 30, 1999 (Unaudited)



(A) Organization
 ................


The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland and registered under the Investment Company Act of 1940, as amended, as an open-ended diversified investment management company. The Fund is a "series" fund consisting of seven separate investment portfolios (known as the Money Market, Bond, Balanced, Large Company Stock, Small Company Stock, International Stock and High Yield Bond Portfolios, collectively the "Portfolios"). Shares of the Fund are currently sold to the AAL Variable Annuity Accounts I and II, AAL Variable Life Account I (together the "Variable Accounts") and to the Aid Association for Lutherans Savings Plan (the "AAL Savings Plan"). Shares of the Variable Accounts are used to fund benefits of variable annuity and life certificates. Shares of all seven Portfolios are available to the Variable Accounts through their corresponding subaccounts. Only shares of the Large Company Stock, High Yield Bond and International Stock Portfolios are available to the AAL Savings Plan as investment options.


(B) Significant Accounting Policies
 ...................................

Valuation of Investments Securities traded on national securities exchanges and NASDAQ are valued at the last reported sales price. Fixed income securities are valued at market using quotations provided by an independent pricing service. The Money Market Portfolio, and other Portfolios which hold money market instruments with a remaining maturity of 60 days or less, value securities at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors.

Foreign Currency Translation The books and records of the Portfolios are maintained in U.S. dollars. The market values of securities and other assets and liabilities that are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars at the time net asset value is calculated. However, for federal income tax purposes the portfolio does treat as ordinary income the effect of changes in foreign exchange arising from actual foreign currency transactions and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency exchange contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Foreign Currency Contracts In connection with purchases and sales of securities denominated in foreign currencies, the International Stock Portfolio may enter into forward currency contracts. Additionally, the International Stock Portfolio may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market values, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter parties fail to settle these forward contracts, the International Stock Portfolio could be exposed to foreign currency fluctuations.

Federal Income Taxes No provision for federal income taxes has been made since the Fund has elected to be taxed as a regulated investment company under the Internal Revenue Code and intends to distribute to shareholders as dividends, substantially all the net investment income and net realized capital gains, if any, of the Fund. As of December 31, 1998, the Bond Portfolio has capital loss carryforwards of $2,188 expiring in 2003; $7,782 expiring in 2004; $22,408 expiring in 2005 and $61,026 expiring in 2006. The High Yield Bond and International Stock Portfolios have loss carryforwards of $228,897 and $468,877 expiring in 2006. It is management's intention to make no distribution of any future realized capital gains related to these Portfolios until the federal income tax capital loss carryforwards are exhausted.

Distributions to Shareholders All of the Portfolios intend to distribute all their net investment income and net realized capital gains, if any, as dividends. The Bond, Balanced, Large Company Stock, Small Company Stock and High Yield Bond Portfolios expect to declare and pay net investment income dividends monthly and net realized capital gains, if any, annually. The Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly. The International Stock Portfolio expects to declare and pay income and net realized capital gains annually. Dividends to shareholders are recorded on the ex-dividend date.

Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses The Funds are charged for those expenses that are directly attributed to each Portfolio, such as advisory, custodian, and shareholder service fees. Expenses that are not directly attributable to a Portfolio are typically allocated among the Funds' Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Other For financial statement purposes investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes amortization of premiums and discounts. Realized gains and losses from investment transactions are determined on a specific cost identification basis.



                                                                June 30 1999  75

(C)  Investment Advisory Fees and Transactions with Related Parties
 ...................................................................

The Fund has entered into an Investment Advisory Agreement with Aid Association for Lutherans ("AAL") relating to the management of the Portfolios and pays an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to an annual rate of 0.35% of the average daily net assets up to $250,000,000 and 0.30% of the average daily net assets in excess of that amount for the Money Market, Bond, Balanced, Large and Small Company Stock Portfolios; 0.80% of the average daily net assets for the International Stock Portfolio; 0.40% of the average daily net assets for the High Yield Bond Portfolio.

The Fund has also entered into an Investment Sub-Advisory Agreement with AAL Capital Management Corporation ("CMC"), an affiliate of AAL, for the High Yield Bond Portfolio. The sub-advisory fee, which is paid by AAL, is equal to an annual fee of .25% of average daily net assets. Additionally, AAL has entered into a Sub-Advisory Agreement with Oechsle International Advisors LLC (Sub-Adviser) for the International Stock Portfolio. The sub-advisory fee, which is paid by AAL, is equal to an annual fee of 0.54% of assets under management for the first $20 million, 0.45% of assets under management for the next $30 million and 0.36% for assets under management over $50 million. In addition, AAL has agreed to either pay on behalf of the Fund or reimburse the Fund for substantially all of its operating expenses, other than the aforementioned investment advisory fees, brokerage commissions, and certain extraordinary items such as litigation expenses or income tax liabilities. AAL may withdraw this reimbursement agreement on 30 days written notice to the Fund.

The Investment Advisory Agreement anticipates that AAL will provide certain administrative and accounting services to the Fund, or that AAL will arrange for such services to be provided by a third party.

Certain officers and directors of the Fund are also officers of AAL and/or CMC. For the period ended June 30, 1999, directors of the Fund not affiliated with AAL or CMC received director fees in the aggregate amount of $10,000. No remuneration has been paid by the Fund to officers or directors affiliated with AAL or CMC. At June 30, 1999, all of the shares of each Portfolio are owned by AAL, The Variable Accounts and the AAL Savings Plan.


(D)  Line of Credit
 ...................

The Fund has an available line of credit of $5,000,000 and a standby line of credit of $15,000,000. However, each Portfolio's borrowings, by investment restriction, cannot exceed 10% of the total net assets and must be only from a bank as a temporary measure for extraordinary or emergency purposes. The Fund pays a facility fee related to the line of credit of 0.05% per annum of the average amount of available line of credit, such fee to be paid quarterly in arrears on the last day of each and every March, June, September and December. Borrowings under this agreement bear interest prior to maturity either at a floating rate per annum, which approximates the then current prime commercial rate with changes in the interest rate by virtue of a change in such prime commercial rate, or, at the Fund's request, if the bank so agrees, at a short term fixed rate of interest.

(E)  Capital Share Transactions
 ...............................
Transactions in Fund shares for the year and period ended December 31, 1998, and the period ended June 30, 1999, were as follows:


                                      Money Market Portfolio
                              .......................................
                              Year Ended                 Period Ended
                               12/31/98                     6/30/99
=======================================================================
Shares sold                   191,480,061                  94,510,644
Reinvested distributions        1,506,393                     842,335
Shares redeemed              (184,875,885)                (88,353,909)
-----------------------------------------------------------------------
Net Increase                    8,110,569                   6,999,069
=======================================================================

                                            Bond  Portfolio
                                .......................................
                                Year Ended                 Period Ended
                                 12/31/98                     6/30/99
=======================================================================
Shares sold                     2,199,861                   1,286,091
Reinvested distributions          184,608                     143,587
Shares redeemed                  (941,937)                   (316,719)
-----------------------------------------------------------------------
Net Increase                    1,442,532                   1,112,959
=======================================================================

                                    High Yield Bond Portfolio
                           ..........................................
                                 Period                 Period Ended
                           3/2/98 to 12/31/98              6/30/99
=======================================================================
Shares sold                     3,199,146                   776,239
Reinvested redeemed                47,812                    77,505
Shares distributions             (121,973)                 (214,905)
-----------------------------------------------------------------------
Net Increase                    3,124,985                   638,839
=======================================================================

                                         Balanced Portfolio
                            ...........................................
                               Year Ended                 Period Ended
                                12/31/98                     6/30/99
=======================================================================
Shares Sold                    12,360,090                   7,314,555
Reinvested distributions        1,465,150                     595,866
Shares redeemed                (1,482,283)                 (1,098,995)
-----------------------------------------------------------------------
Net Increase                   12,342,957                   6,811,426
=======================================================================

                                    Large Company Stock Portfolio
                            ...........................................
                                Year Ended               Period Ended
                                 12/31/98                   6/30/99
=======================================================================
Shares sold                     8,178,403                  4,636,654
Reinvested distributions          274,516                    135,353
Shares redeemed                (1,098,049)                  (706,202)
-----------------------------------------------------------------------
Net Increase                    7,354,870                  4,065,805
=======================================================================

                                    International Stock Portfolio
                            ...........................................
                                 Period                  Period Ended
                           3/2/98 to 12/31/98               6/30/99
=======================================================================
Shares sold                     1,459,457                   640,144
Reinvested distributions               27                        --
Shares redeemed                   (48,010)                  (53,657)
-----------------------------------------------------------------------
Net Increase                    1,411,474                   586,487
=======================================================================

76  Notes to Financial Statements (Unaudited)

                               Small Company Stock Portfolio
                           ....................................
                               Year Ended          Period Ended
                                 12/31/98            6/30/99
====================================================================
Shares sold                      3,841,755           1,032,539
Reinvested distributions         2,680,258              39,031
Shares redeemed                   (797,140)         (1,373,923)
--------------------------------------------------------------------
Net Increase                     5,724,873            (302,353)
====================================================================
(F)  Investment Transactions
 ............................

For the period ended June 30, 1999, the cost of investment securities purchased and the proceeds from investment securities sold (not including short-term investments and U.S. Government Obligations) were as follows:

Portfolio                          Purchases            Sales
====================================================================
Bond                              $ 10,794,563      $ 2,468,937
High Yield Bond                     14,256,130        8,759,831
Balanced                           112,341,135       18,370,047
Large Company Stock                 99,809,522        9,261,111
International Stock                  9,786,459        3,579,419
Small Company Stock                 24,925,349       29,231,078
====================================================================

For the period ended June 30, 1999, the Portfolios purchased and sold the following in U.S. Government Obligations.

Portfolio                          Purchases            Sales
====================================================================
Bond                               $ 3,660,484     $  1,776,496
Balanced                            26,930,154        9,194,180
====================================================================

The gross and net unrealized appreciation and depreciation on investments at June 30, 1999, were as follows:

                                                6/30/99
                                  ..................................
                                                    Net Unrealized
                                                     Appreciation
Portfolio            Appreciation   (Depreciation)   (Depreciation)
====================================================================
Bond                 $    231,424   $ (1,412,374)    $ (1,180,950)
High Yield Bond           180,584     (4,269,294)      (4,088,710)
Balanced              128,285,793    (15,247,397)     113,038,396
Large Company Stock   255,984,100    (16,781,649)     239,202,451
International Stock     3,419,411     (1,050,930)       2,368,481
Small Company Stock    26,893,874    (40,162,008)     (13,268,134)
====================================================================
The book and federal income tax basis of securities were the same for all
 Portfolios.


(G)  Forward Currency Contracts
 ...............................
As of June 30, 1999, the International Stock Portfolio had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of ($1,316).

Settlement Date                                         U.S. Value at                                      U.S. Value at
Through                  Currency to Be Delivered         6/30/99        Currency to Be Received               6/30/99
==========================================================================================================================
7/1/99                 (135,589)    U.S. Dollar         $ (140,795)      (140,795)    Euro                   $ (139,825)
7/30/99                (165,475)    U.S. Dollar           (171,855)      (171,855)    Euro                     (170,646)
7/30/99                  21,394     Euro                    22,156         22,156     U.S. Dollar                22,063
7/1/99                  129,333     Swiss Franc             83,835         83,836     U.S. Dollar                83,194
7/2/99                  130,117     Swiss Franc             83,860         83,860     U.S. D                     83,698
7/1/99                   (3,406)    U.S. Dollar             (5,403)        (5,403)    British Pound Sterling     (5,370)
                                                        ----------                                           ----------
                                                        $ (128,202)                                          $ (126,886)
                                                        ==========                                           ==========

June 30,1999  77

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI ANNUAL REPORT


Financial Highlights



The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented, which should be read in conjunction with the financial statements and the related notes.




                                                                       Money Market Portfolio
                                          ................................................................................
                                            Period Ended     Year Ended       Year Ended   Year Ended      Period Ended
                                            12/31/95 (a)      12/31/96         12/31/97     12/31/98    6/30/99(Unaudited)
==========================================================================================================================
Net Asset Value, Beginning  of Period.......       $ 1.00        $  1.00         $    1.00     $    1.00         $  1.00
==========================================================================================================================

Income from Investment  Operations
----------------------------------
Net Investment Income.......................         0.03           0.05              0.05          0.05            0.02

Net Gains (Losses) on Securities
(both realized and unrealized)..............           --             --                --            --              --

--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations............         0.03           0.05              0.05          0.05            0.02
==========================================================================================================================

Less Distributions
------------------
Dividends (from net investment income)......        (0.03)         (0.05)            (0.05)        (0.05)          (0.02)

Distributions (from capital gains)..........           --             --                --            --              --

--------------------------------------------------------------------------------------------------------------------------
Total Distributions.........................        (0.03)         (0.05)            (0.05)        (0.05)          (0.02)
==========================================================================================================================
Net Asset Value: End of Period..............       $ 1.00        $  1.00         $    1.00     $    1.00         $  1.00
==========================================================================================================================
Total Return (c)............................         3.02%          5.23%             5.33%         5.31%           2.31%
==========================================================================================================================
Net Assets, End of Period (in thousands)....       $7,045        $17,125         $  25,460     $  33,571         $40,570

Ratios Supplemental Data
------------------------
Ratio of Expenses to Average Net Assets (d)(e)       0.35%          0.35%             0.35%         0.35%           0.35%

Ratio of Net Investment to Average

Net Assets (d)(e)...........................         5.71%          5.10%             5.24%         5.20%           4.60%

Portfolio Turnover Rate.....................          N/A            N/A               N/A           N/A             N/A

===========================================================================================================================

(a)  From commencement of operations on June 14, 1995.

(b)  Since inception on March 2, 1998.

(c) Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the periods shown. The Portfolios are reported as period-to-date cumulative total returns.

(d)  Calculated on an annualized basis.

(e) Without reimbursements the above ratios, on an annualized basis, would have been:

 Ratio of expenses to average net assets................ 1.40%  0.65%  0.46%  0.44%  0.41%
 Ratio of net investment income to average net assets... 4.66%  4.80%  5.13%  5.11%  4.54%


78  Financial Highlights

                         Bond Portfolio                     High Yield Bond Portfolio
  .....................................................     .........................
   Period     Year       Year       Year       Period       Period      Period
   Ended     Ended      Ended      Ended       Ended        Ended        Ended
  12/31/95  12/31/96   12/31/97   12/31/98    6/30/99      12/31/98(b) 6/30/99
    (a)                                      (Unaudited)              (Unaudited)
=========================================================================================
   $10.00  $   10.23  $    9.90  $   10.15     $ 10.36      $ 10.00     $  8.95
=========================================================================================


     0.34       0.63       0.64       0.64        0.31         0.74        0.45

     0.23      (0.33)      0.25       0.21       (0.50)       (1.05)      (0.49)

-----------------------------------------------------------------------------------------
     0.57       0.30       0.89       0.85       (0.19)       (0.31)      (0.04)
=========================================================================================


    (0.34)     (0.63)     (0.64)     (0.64)      (0.31)       (0.74)      (0.45)

       --         --         --         --          --           --          --
-----------------------------------------------------------------------------------------
    (0.34)     (0.63)     (0.64)     (0.64)      (0.31)       (0.74)      (0.45)
=========================================================================================
   $10.23  $    9.90  $   10.15  $   10.36     $  9.86      $  8.95     $  8.46
=========================================================================================
     5.80%      3.10%      9.37%      8.59%     (1.89%)      (3.25%)      (0.49%)
=========================================================================================
   $9,363  $  17,666  $  26,710  $  42,207     $51,161      $27,965     $31,851


     0.35%      0.35%      0.35%      0.35%       0.35%        0.40%       0.40%


     6.54%      6.51%      6.55%      6.26%       6.25%        9.54%      10.53%
     6.51%     11.65%     18.41%     18.29%       9.34%       25.43%      30.14%
=========================================================================================



     1.25%      0.68%      0.52%      0.48%       0.44%        0.54%       0.50%
     5.64%      6.18%      6.38%      6.13%       6.16%        9.40%      10.43%

                                                               June 30, 1999  79

The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented and should be read in conjunction with the financial statements and the related notes.

                                                            Balanced Portfolio
                              ..................................................................................
                              Period Ended     Year Ended      Year Ended     Year Ended       Period Ended
                              12/31/95 (a)      12/31/96        12/31/97       12/31/98     6/30/99 (Unaudited)
================================================================================================================
Net Asset Value, Beginning
 of Period..................  $ 10.00           $  10.92        $  11.96       $  14.05         $  15.97
================================================================================================================
Income from Investment
 Operations
 ......................
Net Investment Income.......     0.22               0.41            0.46           0.50             0.26
Net Gains (Losses) on
 Securities
 (both realized and
 unrealized)................     0.92               1.05            2.09           2.17             0.70
----------------------------------------------------------------------------------------------------------------
Total from Investment
 Operations.................     1.14               1.46            2.55           2.67             0.96
================================================================================================================
Less Distributions
 ...................
Dividends (from net
 investment income).........    (0.21)             (0.41)          (0.46)         (0.50)           (0.26)
Distributions (from
 capital gains).............    (0.01)             (0.01)             --          (0.25)              --
----------------------------------------------------------------------------------------------------------------
Total Distributions.........    (0.22)             (0.42)          (0.46)         (0.75)           (0.26)
================================================================================================================
Net Asset Value:  End of
 Period.....................  $ 10.92           $  11.96        $  14.05       $  15.97         $  16.67
================================================================================================================
Total return (c)............    11.46%             13.65%          21.71%         19.27%            6.03%
================================================================================================================
Net Assets, End of Period
 (in thousands).............  $28,759           $126,518        $306,501       $545,337         $683,109
Ratios Supplemental Data
 ........................
Ratio of Expenses to
 Average Net Assets (d) (e).     0.35%              0.35%           0.35%          0.33%            0.32%
Ratio of Net Investment to
 Average Net Assets (d) (e).     4.07%              3.89%           3.62%          3.38%            3.24%
Portfolio Turnover Rate.....     2.29%              5.43%           6.86%         21.39%            5.01%
================================================================================================================
(a)  From commencement of operations on June 14, 1995.
(b)  Since inception on March 2, 1998.
(c)  Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the periods shown. The Portfolios are reported as period-to-date cumulative total returns.
(d)  Calculated on an annualized basis.
(e)  Without reimbursements the above ratios, on an annualized basis, would have been:
     Ratio of expenses
     to average net assets..     1.15%              0.60%           0.43%          0.39%            0.36%
     Ratio of net investment
     income to average net
     assets.................     3.27%              3.65%           3.53%          3.32%            3.20%


80  Financial Highlights

                                Large Company Stock Portfolio
 .............................................................................................
Period Ended        Year Ended          Year Ended         Year Ended       Period Ended
12/31/95 (a)         12/31/96            12/31/97           12/31/98     6/30/99 (Unaudited)
=============================================================================================

  $ 10.00           $  11.51           $  13.83           $  18.06            $  22.90
=============================================================================================


     0.11               0.23               0.23               0.24                0.12



     1.52               2.34               4.25               4.85                2.64
---------------------------------------------------------------------------------------------
     1.63               2.57               4.48               5.09                2.76
=============================================================================================

    (0.11)             (0.23)             (0.22)             (0.24)              (0.12)

    (0.01)             (0.02)             (0.02)             (0.01)                 --
---------------------------------------------------------------------------------------------
    (0.12)             (0.25)             (0.25)             (0.25)              (0.12)
=============================================================================================
  $ 11.51           $  13.83           $  18.06           $  22.90            $  25.54
=============================================================================================
    16.39%             22.47%             32.59%             28.36%              12.08%
=============================================================================================
  $23,138           $120,089           $318,475           $572,361            $742,172


     0.35%              0.35%              0.35%              0.33%               0.32%


     2.27%              1.97%              1.48%              1.20%               1.05%
     0.47%              1.77%              1.00%              1.49%               1.40%
=============================================================================================




     1.26%              0.63%              0.43%              0.38%               0.36%

     1.37%              1.69%              1.39%              1.15%               1.01%

                                                               June 30, 1999  81

The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented and should be read in conjunction with the financial statements and the related notes.



                              International Stock Portfolio                         Small Company Stock Portfolio
                            ........................................................................................................
                            Period Ended      Period Ended     Period Ended  Year Ended  Year Ended  Year Ended     Period Ended
                            12/31/98 (b)  6/30/99 (Unaudited)  12/31/95 (a)   12/31/96    12/31/97    12/31/98   6/30/99 (Unaudited)
====================================================================================================================================
Net Asset Value, Beginning
 of Period.................         $ 10.00       $ 11.05      $   10.00    $   10.99    $   12.54         $  14.88       $  12.40
====================================================================================================================================
Income from Investment
 Operations
 ......................

Net Investment Income......            0.09          0.08           0.08         0.12         0.11             0.08           0.03
Net Gains (Losses) on
 Securities
(both realized and
 unrealized)...............            0.96          0.65           0.99         1.86         3.05            (0.13)          0.59
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment
 Operations................            1.05          0.73           1.07         1.98         3.16            (0.05)          0.62
====================================================================================================================================
Less Distributions
 ..................

Dividends (from net
 investment income)........              --            --          (0.07)       (0.12)       (0.11)           (0.08)         (0.03)
Distributions (from
 capital gains)............              --            --          (0.01)       (0.31)       (0.71)           (2.35)            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions........            0.00          0.00          (0.08)       (0.43)       (0.82)           (2.43)         (0.03)
====================================================================================================================================
Net Asset Value:  End of
 Period....................         $ 11.05       $ 11.78      $   10.99    $   12.54    $   14.88         $  12.40       $  12.99
====================================================================================================================================
Total return (c)...........           10.41%         6.70%         10.70%       18.18%       25.37%            0.14%          5.02%
====================================================================================================================================
Net Assets, End of Period
 (in thousands)............         $15,595       $23,526      $  15,666    $  70,209    $ 152,928         $198,321       $203,862

Ratios Supplemental Data
 ........................

Ratio of Expenses to
 Average Net Assets (d) (e)            0.80%         0.80%          0.35%        0.35%        0.35%            0.35%          0.35%
Ratio of Net Investment to
 Average
Net Assets (d) (e).........            1.25%         1.19%          1.43%        1.14%        0.81%            0.55%          0.52%
Portfolio Turnover Rate....           32.66%        19.18%          2.85%       20.14%       29.65%          103.70%         13.20%

====================================================================================================================================

(a)  From commencement of operations on June 14, 1995.
(b)  Since inception on March 2, 1998.
(c) Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the periods shown. The Portfolios are reported as period-to-date cumulative total returns.
(d)  Calculated on an annualized basis.
(e) Without reimbursements the above ratios, on an annualized basis, would have been:

 Ratio of expenses to average net assets..... 1.30%  1.19%  1.37%  0.75%  0.45%  0.43%  0.40%
 Ratio of net investment income to average
 net assets.................................. 0.75%  0.80%  0.41%  0.75%  0.71%  0.47%  0.47%

82  Financial Highlights

A NOTE ON FORWARD-LOOKING STATEMENTS


Except for the historical information contained in the foregoing reports on each of the Portfolios, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager's predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Portfolio in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager's forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Portfolio to differ materially from the projected results for the Portfolio, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Portfolio.





                                        A Note on Forward-Looking Statements  83

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                                                              Board of Directors



                                                                        Officers



                                             Investment Adviser & Transfer Agent


                                     Sub-Adviser (International Stock Portfolio)


                                         Sub-Adviser (High Yield Bond Portfolio)
                                                                   & Distributor


                                                                       Custodian


                                                                   Legal Counsel


                                                            Independent Auditors



John O. Gilbert -- Chairman of the Board
F. Gregory Campbell
Richard L. Gady
Edward W. Smeds
Steven A. Weber
Lawrence M. Woods

Walter S. Rugland -- President
Daniel L. Shinnick -- Vice President
Jeffrey R. Kargus -- Treasurer
James H. Abitz -- Assistant Treasurer
Steven J. Fredricks -- Secretary
Woodrow E. Eno -- Assistant Secretary
Robert G. Same -- Assistant Secretary
Mark J. Mahoney -- Assistant Secretary

Aid Association for Lutherans
4321 N. Ballard Road . Appleton, WI 54919-0001

Oechsle International Advisors, LLC
One International Place . Boston, MA 02110

AAL Capital Management Corporation
222 W. College Ave. . Appleton, WI 54919-0007

Citibank, N.A.
111 Wall St. . New York, NY 10043

Quarles & Brady, LLP
411 E. Wisconsin Ave. . Milwaukee, WI 53202

Ernst & Young LLP
111 E. Kilbourn Ave. . Milwaukee, WI 53202


This report is submitted for the information of the certificate owners of the AAL Variable Annuity Account I and the AAL Variable Life Account I. It is not authorized for distribution to prospective certificate owners unless preceded or accompanied by a current prospectus for the AAL Variable Annuity, Single Premium Immediate Variable Annuity and AAL Variable Universal Life.




13017SAR  8-99



                            [AAL Logo Appears Here]

                         AID ASSOCIATION FOR LUTHERANS
                      ----------------------------------
                 4321 N. Ballard Road, Appleton, WI 54919-0001
                                (800) 225-5225
                     www.aal.org . e-mail: aalmail@aal.org


                            [AAL Logo Appears Here]
                      AAL CAPITAL MANAGEMENT CORPORATION
                   -----------------------------------------
                 A Subsidiary of Aid Association for Lutherans
                 222 W. College Ave., Appleton, WI 54919-0007
                                (800) 553-6319
                     www.aal.org . e-mail: aalmail@aal.org




                                  PRODUCTFORMS #4460, #4461, #4213, #4214, #4470